SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Alabama Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Alabama income tax 1- through a portfolio concentrated in high-quality, short-term Alabama municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share. The fund's net assets totaled $196.5 million at the end of the reporting period.

Thank you for relying on Alabama Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates ("federal funds target rate"). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields then declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 52 days. The fund remained in a 45 to 55-day average maturity range in 1998, but the average maturity moved lower in 1999 and was at 32 days on April 30, 1999. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The 7-day net yield for the fund's shares on April 30, 1999, was 3.27%, 2 compared to 2.91%2 at the beginning of the reporting period, with the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yield was the equivalent of a 5.58% taxable yield for investors in the highest federal and state effective tax bracket.

AS WE APPROACH MID YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                           VALUE

                 SHORT-TERM MUNICIPALS-99.6% 1

                 ALABAMA-98.1%

  $  5,000,000   Alabama HFA, Multi Family Revenue Bonds
                 (Series 1997) Weekly VRDNs (YW Housing
                 Partners, Ltd. Project)/(Amsouth Bank

                 N.A., Birmingham LOC)                         $   5,000,000
     9,830,000   Alabama HFA, Variable Rate Certificates
                 (Series 1997J) Weekly VRDNs (GNMA
                 COL)/(Bank of America NT and SA, San

                 Francisco LIQ)                                    9,830,000
    11,005,000 2 Alabama State Docks Department, PT-208,
                 3.70% TOBs (MBIA INS)/(Bayerische
                 Hypotheken-und Vereinsbank AG LIQ),

                 Optional Tender 6/10/1999                        11,005,000
     1,320,000   Alabama State IDA Weekly VRDNs (Sunshine

                 Homes, Inc.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                                   1,320,000
     4,755,000   Alabama State IDA, IDRB (Series 1994)
                 Weekly VRDNs (Decatur Aluminum
                 Corp.)/(Firstar Bank, N.A., Cincinnati

                 LOC)                                              4,755,000
     3,250,000   Alabama State IDA, IDRBs (Series 1996)
                 Weekly VRDNs (IMI Cash Valve

                 Project)/(Regions Bank, Alabama LOC)              3,250,000
     3,350,000   Alabama State IDA, IRBs Weekly VRDNs
                 (Kappler USA, Inc. Project)/(SouthTrust
                 Bank of Alabama, Birmingham LOC)                  3,350,000

     3,435,000   Alabama State IDA, Revenue Bonds Weekly
                 VRDNs (Southern Bag Corporation,
                 Ltd.)/(SouthTrust Bank of Alabama,

                 Birmingham LOC)                                   3,435,000
     1,500,000   Alabama State, 6.00% Bonds, 3/1/2000              1,536,031
     3,650,000   Arab, AL IDB, (Series 1989) Weekly VRDNs
                 (SCI Manufacturing, Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)                        3,650,000
     1,100,000   Arab, AL IDB, Revenue Refunding Bonds
                 (Series 1989) Weekly VRDNs
                 (SCI Manufacturing, Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)                        1,100,000
     1,475,000   Ashland, AL IDB, (Series 1996) Weekly
                 VRDNs (Tru-Wood Cabinets)/(Regions Bank,
                 Alabama LOC)                                      1,475,000

     2,000,000   Birmingham, AL IDA Weekly VRDNs (Altec Industries,
                 Inc.)/(Wachovia Bank of NC,

                 N.A., Winston-Salem LOC)                          2,000,000
     3,000,000   Birmingham, AL IDA, (Series 1997) Weekly
                 VRDNs (Millcraft, AL, Inc.)/(Regions

                 Bank, Alabama LOC)                                3,000,000
     2,825,000   Birmingham, AL IDA, IDRB (Series 1997)
                 Weekly VRDNs (J. J. & W, IV,

                 Ltd.)/(Svenska Handelsbanken, Stockholm
                 LOC)                                              2,825,000

     1,600,000   Birmingham, AL IDA, IDRB (Series 1999) Weekly VRDNs (Glasforms,
                 Inc.)/(Comerica

                 Bank, N.A., California LOC)                       1,600,000
     4,745,000   Birmingham, AL IDA, Revenue Bonds
                 (Series 1989) Weekly VRDNs (O'Neal
                 Steel, Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)                          4,745,000
     2,165,000   Birmingham, AL IDA, Revenue Bonds
                 (Series 1996) Weekly VRDNs (American
                 FireLog Corp.)/(Comerica Bank, Detroit,

                 MI LOC)                                           2,165,000

       650,000   Calhoun County, AL Economic Development
                 Council Weekly VRDNs (Food Ingredients
                 Tech. Co.)/(Nationsbank, N.A., Charlotte

                 LOC)                                                650,000

PRINCIPAL

AMOUNT                                                              VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 ALABAMA-CONTINUED

 $   2,850,000   Calhoun County, AL Economic Development
                 Council, Variable/Fixed Rate IDRBs
                 Weekly VRDNs (Fabarc Steel Co.)/(Regions
                 Bank, Alabama LOC)                           $    2,850,000
     1,600,000   Cullman, AL IDB, IRB (Series 1992)
                 Weekly VRDNs (Pressac Holdings PLC)/(NBD
                 Bank, Michigan LOC)                               1,600,000

       950,000   Cullman, AL IDB, (Series 1989) Weekly VRDNs (Pressac,
                 Inc.)/(NBD Bank,

                 Michigan LOC)                                       950,000
     2,795,000   Cullman, AL IDB, Variable/Fixed Rate
                 IDRB Weekly VRDNs (National Bedding

                 Co.)/(Bank of America, IL LOC)                    2,795,000
     1,045,000   DCH Health Care Authority, Health Care
                 Facilities, 4.50% Bonds (MBIA INS),

                 6/1/1999                                          1,046,224

     1,600,000   Dothan, AL IDB, Adjustable/Fixed Rate IRB (Series 1997) Weekly
                 VRDNs (Henderson Steel Erectors)/(Regions

                 Bank, Alabama LOC)                                1,600,000
     5,175,000   Fairfield, AL IDA, Variable Rate
                 Environmental Improvement Revenue Bonds (Series 1995), 3.00%
                 TOBs (USX Corp.)/(Wachovia Bank of NC, N.A., Winston-Salem
                 LOC), Optional Tender

                 6/1/1999                                          5,175,000

     1,255,000   Fort Payne, AL IDB, IDRB Weekly VRDNs
                 (Ovalstrapping, Inc.)/(U.S. Bank, N.A.,

                 Minneapolis LOC)                                  1,255,000
     7,400,000   Gadsen, AL IDB, IDRB (Series 1997)
                 Weekly VRDNs (Chicago Steel, (Alabama),
                 L.L.C)/(Marshall & Ilsley Bank,

                 Milwaukee LOC)                                    7,400,000
     4,875,000   Geneva County, AL IDB, Adjustable Fixed
                 Rate IDRB (Series 1996) Weekly VRDNs
                 (Brooks AG Co., Inc.)/(Regions Bank,

                 Alabama LOC)                                      4,875,000
     4,000,000   Guntersville, AL IDB, (Series 1995)
                 Weekly VRDNs (Hercules Rubber Co.
                 Project)/(SouthTrust Bank of Alabama,

                 Birmingham LOC)                                   4,000,000
     3,075,000   Hamilton, AL IDB, Variable/Fixed Rate
                 IDRB Weekly VRDNs (Tennessee River,
                 Inc.)/(SouthTrust Bank of Alabama,

                 Birmingham LOC)                                   3,075,000
     7,000,000   Hoover, AL Board of Education, Warrant
                 Anticipation Notes (Series 1999), 3.20%
                 BANs, 8/2/1999                                    7,000,000
     2,180,000   Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies,
                 Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)                          2,180,000
     2,375,000   Huntsville, AL IDA Weekly VRDNs (Giles &
                 Kendall, Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)                          2,375,000
       175,000   Huntsville, AL IDA Weekly VRDNs (Parkway
                 Project (Huntsville, AL))/(Regions Bank,
                 Alabama LOC)                                        175,000

     1,185,000   Huntsville, AL, Warrants (Series A),

                 3.10% Bonds, 11/1/1999                            1,185,000
     2,290,000   Huntsville, AL, Warrants (Series B),
                 3.10% Bonds, 11/1/1999                            2,290,000
       930,000   Huntsville, AL, Warrants (Series D),
                 3.10% Bonds, 11/1/1999                              930,000
     8,000,000   Jefferson County, AL, (Series A), 3.45%
                 Bonds (Bayerische Landesbank

                 Girozentrale LOC), 10/1/1999                      8,000,000
     2,800,000   Lowndes County, AL IDB, (Series 1996)
                 Weekly VRDNs (Warren Oil Company
                 Project)/(First Union National Bank,

                 Charlotte, N.C. LOC)                              2,800,000

PRINCIPAL

AMOUNT                                                             VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 ALABAMA-CONTINUED

 $   1,620,000   Marshall County, AL, Special Obligation
                 School Refunding Warrant (Series 1994)
                 Weekly VRDNs (Marshall County, AL Board
                 of Education)/(Regions Bank,
                 Alabama LOC)                                 $    1,620,000
     2,360,000   Mobile, AL Downtown Redevelopment
                 Authority, (Series 1992) Weekly VRDNs
                 (Mitchell Project)/(SunTrust Bank,

                 Atlanta LOC)                                      2,360,000
     2,000,000   Mobile, AL IDB Weekly VRDNs (American
                 Aero Crane)/(National Bank of Canada,

                 Montreal LOC)                                     2,000,000
     3,000,000   Mobile, AL IDB, (1994 Series A), 3.90%
                 TOBs (International Paper Co.), Optional
                 Tender 6/1/1999                                   3,000,000

       490,000   Mobile, AL, GO Warrants, 4.85% Bonds,

                 8/15/1999                                           492,056

     3,000,000   Montgomery-Wynlakes Governmental Utility
                 Services Corp., Bonds (Series 1995-A)
                 Weekly VRDNs (Vaughn Road, L.L.C.,
                 Project)/(Amsouth Bank N.A., Birmingham

                 LOC)                                              3,000,000
     2,435,000   Montgomery, AL IDB, (Series 1990-A)
                 Weekly VRDNs (Industrial
                 Partners)/(Wachovia Bank of NC, N.A.,

                 Winston-Salem LOC)                                2,435,000
     3,000,000   Montgomery, AL IDB, IDRBs (Series 1996)
                 Weekly VRDNs (CSC Fabrication, Inc.
                 Project)/(First Union National Bank,

                 Charlotte, N.C. LOC)                              3,000,000
     3,650,000   Montgomery, AL IDB, IDRBs (Series 1996A)
                 Weekly VRDNs (Jobs Co., L.L.C.
                 Project)/(Columbus Bank and Trust Co.,

                 GA LOC)                                           3,650,000

     4,000,000   Perry County, AL IDB, Revenue Bonds
                 (Series 1998) Weekly VRDNs (Alabama
                 Catfish Feedmill, L.L.C.)/(Regions Bank,

                 Alabama LOC)                                      4,000,000
     2,890,000   Phoenix City, AL, (Series 1998) Weekly
                 VRDNs (Kudzu, L.L.C)/(SunTrust Bank,

                 Atlanta LOC)                                      2,890,000
     3,100,000   Piedmont, AL IDB Weekly VRDNs (Bostrom
                 Seating, Inc.)/(Chase Manhattan Bank

                 (USA) N.A., Wilmington LOC)                       3,100,000

       760,000   Piedmont, AL IDB Weekly VRDNs
                 (Industrial Partners)/(Wachovia Bank of

                 NC, N.A., Winston-Salem LOC)                        760,000
     3,415,000   Prattville, AL IDB, IDR Bonds Weekly
                 VRDNs (Kuhnash Properties/Arkay Plastics
                 Project)/(PNC Bank, N.A. LOC)                     3,415,000

     2,250,000   Scottsboro, AL IDB, (Series 1994) Weekly
                 VRDNs (Maples Industries, Inc.)/(Amsouth

                 Bank N.A., Birmingham LOC)                        2,250,000
       750,000   Scottsboro, AL IDB, IDRB (Series 1991)
                 Weekly VRDNs (Maples Industries,
                 Inc.)/(Amsouth Bank N.A., Birmingham

                 LOC)                                                750,000

     5,000,000   Selma, AL IDB, Annual Tender PCR
                 Refunding Bonds (1993 Series B), 3.95%
                 TOBs (International Paper Co.), Optional

                 Tender 7/15/1999                                  5,000,000
     1,560,000   Shelby County, AL Board of Education,
                 4.375% Bonds (AMBAC INS), 2/1/2000                1,573,409
       900,000   Sumter County, AL IDA, Industrial
                 Revenue Bonds (Series 1995B) Weekly
                 VRDNs (Canal Chip Project)/(Regions

                 Bank, Alabama LOC)                                  900,000
     2,470,000   Tallassee, AL IDB, (Series 1998) Weekly
                 VRDNs (Milstead Farm Group,

                 Inc.)/(Regions Bank, Alabama LOC)                 2,470,000
PRINCIPAL

AMOUNT                                                              VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 ALABAMA-CONTINUED

 $   2,500,000   Troy, AL IDB, (Series 1997A) Weekly
                 VRDNs (Hudson Cos.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                              $    2,500,000
     3,000,000   Troy, AL IDB, IRB (Series 1996A) Weekly
                 VRDNs (Hudson Sauces & Dressings,
                 Inc.)/(Amsouth Bank N.A., Birmingham

                 LOC)                                              3,000,000
     1,245,000   Tuscaloosa County, AL Port Authority,
                 (Series 1989A) Weekly VRDNs (Capstone
                 Hotel Ltd.)/(SouthTrust Bank of Alabama,

                 Birmingham LOC)                                   1,245,000
     2,000,000   Tuskegee, AL IDB, IDRB (Series 1995)
                 Weekly VRDNs (Concrete Company
                 (The))/(Columbus Bank and Trust Co., GA

                 LOC)                                              2,000,000

     2,080,000   Vincent, AL IDB, (Series 1993) Weekly
                 VRDNs (Ebsco Industries, Inc.)/(National

                 Australia Bank, Ltd., Melbourne LOC)              2,080,000
     3,060,000   Wetumpka, AL IDB, (Series 1997) Weekly
                 VRDNs (US Fabtec L.L.C.)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)                              3,060,000
                 TOTAL                                           192,797,720
                 PUERTO RICO-1.5%

     2,000,000   Puerto Rico Industrial, Medical &
                 Environmental PCA, (Series 1983A), 2.90%
                 TOBs (Merck & Co., Inc.), Optional

                 Tender 12/1/1999                                  2,000,000
     1,000,000   Puerto Rico Industrial, Medical &
                 Environmental PCA, (Series 1983A), 3.60% TOBs (Reynolds Metals
                 Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional

                 Tender 9/1/1999                                   1,000,000
                 TOTAL                                             3,000,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 3       $ 195,797,720


 Securities that are subject to Alternative Minimum Tax represent 69.9% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value


FIRST TIER   SECOND TIER
95.9%        4.1%


2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $11,005,000, which represents 5.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($196,534,305) at April 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes COL -Collateralized GNMA -Government National Mortgage Association GO -General Obligation HFA -Housing Finance Authority IDA -Industrial Development Authority IDB -Industrial Development Bond IDR -Industrial Development Revenue IDRB(s) -Industrial Development Revenue Bond(s) INS -Insured IRB(s) -Industrial Revenue Bond(s) LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in securities, at
amortized cost and value                               $ 195,797,720
Cash                                                         376,365
Income receivable                                            916,978
TOTAL ASSETS                                             197,091,063
LIABILITIES:

Income distribution payable              $ 512,838
Accrued expenses                            43,920
TOTAL LIABILITIES                                            556,758
Net assets for 196,534,305 shares
outstanding                                            $ 196,534,305
NET ASSET VALUE, OFFERING PRICE AND

REDEMPTION PROCEEDS PER SHARE:

$196,534,305 / 196,534,305 shares

outstanding                                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                      $ 3,338,470
EXPENSES:

Investment advisory fee                                      $  490,462
Administrative personnel and services fee                        73,962
Custodian fees                                                    6,495
Transfer and dividend disbursing agent
fees and expenses                                                20,600
Directors'/Trustees' fees                                         1,233
Auditing fees                                                     6,049
Legal fees                                                        7,496
Portfolio accounting fees                                        24,392
Shareholder services fee                                        245,231
Share registration costs                                          7,643
Printing and postage                                             10,614
Insurance premiums                                               10,126
Miscellaneous                                                     3,761
TOTAL EXPENSES                                                  908,064
WAIVERS:
Waiver of investment advisory fee           $ (354,430)
Waiver of shareholder services fee              (9,809)
TOTAL WAIVERS                                                  (364,239)
Net expenses                                                                      543,825
Net investment income                                                         $ 2,794,645


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                              SIX MONTHS
                                              ENDED                YEAR
                                              (unaudited)          ENDED
                                              APRIL 30,            OCTOBER 31,
                                              1999                 1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                        $    2,794,645       $    6,019,791
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income         (2,794,645)          (6,019,791)
SHARE TRANSACTIONS:

Proceeds from sale of shares                    250,378,357          436,920,174
Net asset value of shares issued to
shareholders in payment of
distributions declared                            1,173,562            3,252,776
Cost of shares redeemed                        (244,842,223)        (473,995,552)
CHANGE IN NET ASSETS RESULTING FROM

SHARE TRANSACTIONS                                6,709,696          (33,822,602)
Change in net assets                              6,709,696          (33,822,602)
NET ASSETS:

Beginning of period                             189,824,609          223,647,211
End of period                                $  196,534,305       $  189,824,609


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS

                                           ENDED

                                           (unaudited)

                                           APRIL 30,            YEAR ENDED OCTOBER 31,

                                           1999                 1998          1997         1996        1995         1994   1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01            0.03          0.03         0.03         0.04        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)          (0.03)        (0.03)       (0.03)       (0.04)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.41%           3.24%         3.26%        3.22%        3.66%       2.31%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.55%  3        0.55%         0.55%        0.55%        0.48%       0.36%  3
Net investment income                             2.85%  3        3.19%         3.21%        3.18%        3.59%       2.67%  3
Expenses 4                                        0.92%  3        0.92%         0.91%        0.92%        0.92%       0.98%  3
Net investment income 4                           2.48%  3        2.82%         2.85%        2.81%        3.15%       2.05%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $196,534        $189,825      $223,647     $233,720     $209,490    $142,804


1 Reflects operations for the period from December 3, 1993 (date of initial public investment) to October 31, 1994. For the period November 29, 1993 (start of business) to December 3, 1993 the fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $196,534,305. Transactions in shares were as follows:


                                             SIX MONTHS       YEAR
                                             ENDED            ENDED
                                             APRIL 30,        OCTOBER 31,
                                             1999             1998

Shares sold                                  250,378,357     436,920,174
Shares issued to shareholders in payment
of distributions declared                      1,173,562       3,252,776
Shares redeemed                             (244,842,223)    (473,995,552)

NET CHANGE RESULTING FROM SHARE

TRANSACTIONS                                   6,709,696      (33,822,602)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $198,755,508 and $176,595,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 88.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.3% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]

 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Alabama Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Alabama Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229790
G01120-01 (6/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Arizona Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Arizona income tax 1- through a portfolio concentrated in high-quality, short-term Arizona municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share. The fund's net assets totaled $28.5 million at the end of the reporting period.

Thank you for relying on Arizona Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager,

Michael Sirianni, Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was strong. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 40 days. The fund remained in a 40 to 50-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                  VALUE

                SHORT-TERM MUNICIPALS-
                98.3% 1
                ARIZONA-92.0%

  $ 1,000,000   Apache County, AZ IDA, 1983
                (Series A) Weekly VRDNs
                (Tucson Electric Power
                Co.)/(Toronto-Dominion
                Bank LOC)                        $  1,000,000
    1,000,000   Arizona Agricultural
                Improvement & Power
                District, 3.15% CP (Salt
                River Project,
                AZ Agricultural
                Improvement & Power
                District), Mandatory

                Tender 6/18/1999                    1,000,000
    1,500,000   Arizona Educational Loan
                Marketing Corp., (Senior
                Series), 5.75% Bonds,

                9/1/1999                            1,512,331

      800,000   Arizona Health Facilities
                Authority Weekly VRDNs
                (University Physicians,

                Inc.)/
                (Bank One, Arizona N.A.

                LOC)                                  800,000

    1,000,000   Arizona Health Facilities
                Authority, Pooled Loan
                Program Revenue Bonds
                (Series 1985B) Weekly
                VRDNs (FGIC INS)/(Chase
                Manhattan Bank N.A., New

                York LIQ)                           1,000,000
      150,000   Arizona State Development
                Authority, (Series 1998),
                5.50% Bonds

                (MBIA INS), 8/1/1999                  150,793
    1,100,000   Arizona State, (Series A),
                5.55% Bonds (AMBAC INS),

                5/1/1999                            1,100,000

      500,000   Chandler, AZ Unified
                School District No. 80,
                (Series E), 3.75% Bonds

                (FGIC INS), 7/1/1999                  500,000

      500,000   Cochise County, AZ
                Pollution Control Corp.,
                (Pooled Series 1994A),
                2.90% TOBs (Arizona
                Electric Power
                Cooperative, Inc.
                Project)/(National Rural
                Utilities Cooperative
                Finance Corp. GTD),
                Optional Tender 9/1/1999              500,000
      321,000   Flagstaff, AZ, (Series
                1999) Weekly VRDNs (Joy
                Cone Company)/
                (Mellon Bank N.A.,

                Pittsburgh LOC)                       321,000
      500,000   Maricopa County, AZ
                Pollution Control Corp.,
                (Series 1994F) Daily VRDNs
                (Arizona Public Service
                Co. - Palo Verde)/(Bank of
                America NT and SA, San

                Francisco LOC)                        500,000
      350,000   Maricopa County, AZ School
                District No. 45, (Series
                1998B), 5.50% Bonds

                (FSA INS), 7/1/1999                   351,143

      500,000   Maricopa County, AZ
                Unified School District
                No. 48, 6.00% Bonds,

                7/1/1999                              501,826

    3,740,000   Maricopa County, AZ, IDA
                (Series 1984) Weekly VRDNs

                (Gannett Co., Inc.)                 3,740,000
    1,250,000   Maricopa County, AZ, IDA,
                (Series 1999) Weekly VRDNs
                (Redman Homes, Inc.)/

                (PNC Bank, N.A. LOC)                1,250,000
      170,000   Maricopa County, AZ, IDA,
                3.05% CP (Citizens
                Utilities Co.),

                Mandatory Tender 6/16/1999            170,000
      750,000   Maricopa County, AZ, IDA,
                3.20% CP (Citizens
                Utilities Co.),

                Mandatory Tender 8/13/1999            750,000
    1,370,000   Mesa, AZ Municipal
                Development Corp., (Series

                1985), 3.10% CP
                (Westdeutsche Landesbank
                Girozentrale LOC),

                Mandatory Tender 5/14/1999          1,370,000
      700,000   Mesa, AZ Municipal
                Development Corp., (Series

                1985), 3.20% CP
                (Westdeutsche Landesbank
                Girozentrale LOC),

                Mandatory Tender 8/11/1999            700,000
      450,000   Phoenix, AZ IDA, (Series
                1997) Weekly VRDNs
                (Interface Data Systems,

                Inc.)/
                (Bank One, Arizona N.A.

                LOC)                                  450,000

PRINCIPAL

AMOUNT                                                  VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                ARIZONA-CONTINUED

 $    500,000   Phoenix, AZ IDA, (Series
                1998) Weekly VRDNs
                (Standard Printing
                Company, Inc.)/(Bank One,
                Arizona N.A. LOC)               $     500,000
    2,000,000   Phoenix, AZ Street &
                Highway User Revenue,

                5.75% Bonds, 7/1/1999               2,008,889
    1,000,000   Phoenix, AZ, (Series B),
                6.00% Bonds, 7/1/1999               1,004,753
      300,000   Pima County, AZ IDA Weekly
                VRDNs (Tucson Electric
                Power Co.)/
                (Toronto-Dominion Bank

                LOC)                                  300,000

    1,250,000   Pinal County, AZ IDA, PCR
                Bonds Daily VRDNs (Magma
                Copper Co.)/
                (National Westminster
                Bank, PLC, London LOC)              1,250,000
      400,000   Prescott Valley, AZ, 3.50%
                Bonds (MBIA INS), 1/1/2000            400,000
      150,000   Scottsdale, AZ IDA Weekly
                VRDNs (Scottsdale Memorial
                Hospitals)/
                (AMBAC INS)/(Credit Local
                de France LIQ)                        150,000
      425,000   Sunnyside, AZ Unified School District No.12, 4.50% Bonds (FGIC
                INS),

                7/1/1999                              425,550

    1,250,000   Yavapai, AZ IDA, (Series
                1997B) Weekly VRDNs
                (Yavapai Regional Medical
                Center)/(FSA INS)/(Credit

                Local de France LIQ)                1,250,000
    1,300,000   Yuma County, AZ Airport
                Authority, Inc., (Series
                1997A) Weekly VRDNs
                (Bank One, Arizona N.A.

                LOC)                                1,300,000
                TOTAL                              26,256,285

                PUERTO RICO-6.3%

    1,224,726   Commonwealth of Puerto
                Rico Municipal Revenues
                Collection Center, 1997A
                LeaseTOPS Trust Weekly
                VRDNs (ABN AMRO Bank N.V.,
                Amsterdam LIQ)/
                (State Street Bank and
                Trust Co. LOC)                      1,224,726
      575,000   Puerto Rico Telephone
                Authority, (Series M),
                4.50% Bonds (MBIA INS),

                1/1/2000                              580,392
                TOTAL                               1,805,118

                TOTAL INVESTMENTS (AT

                AMORTIZED COST) 2                $ 28,061,403

Securities that are subject to Alternative Minimum Tax represent 24.1% of the portfolio as calculated based on total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($28,544,687) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GTD -Guaranty IDA -Industrial Development Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:

Total investments in
securities, at amortized

cost and value                       $ 28,061,403
Cash                                      275,634
Income receivable                         257,722
Prepaid expenses                           14,832
TOTAL ASSETS                           28,609,591
LIABILITIES:

Income distribution

payable                                    64,904
Net assets for 28,544,687
shares outstanding                   $ 28,544,687
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$28,544,687 / 28,544,687

shares outstanding                          $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                        $ 513,050
EXPENSES:

Investment advisory fee                        $   80,531
Administrative personnel
and services fee                                   61,987
Custodian fees                                        952
Transfer and dividend
disbursing agent fees and
expenses                                            7,720
Directors'/Trustees' fees                             700
Auditing fees                                       5,526
Legal fees                                          3,607
Portfolio accounting fees                          20,342
Shareholder services fee                           40,266
Share registration costs                           16,621
Printing and postage                                4,904
Insurance premiums                                  2,600
Miscellaneous                                       1,261
TOTAL EXPENSES                                    247,017
WAIVER AND REIMBURSEMENT:
Waiver of investment
advisory fee                   $  (80,531)
Reimbursement of other
operating expenses                (73,988)
TOTAL WAIVER AND
REIMBURSEMENT                                    (154,519)
Net expenses                                                       92,498
Net investment income                                           $ 420,552

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX MONTHS
                                        ENDED              PERIOD

                                  (unaudited)               ENDED
                                    APRIL 30,         OCTOBER 31,

                                         1999                1998 1
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     420,552       $     155,579
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                    (420,552)           (155,579)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             28,435,859          46,101,572
Net asset value of shares
issued to shareholders in
payment of
distributions declared                164,408              98,402
Cost of shares redeemed           (34,783,326)        (11,472,228)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (6,183,059)         34,727,746
Change in net assets               (6,183,059)         34,727,746
NET ASSETS:

Beginning of period                34,727,746                   -
End of period                   $  28,544,687       $  34,727,746

1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED
                                           (unaudited)       PERIOD ENDED

                                             APRIL 30,        OCTOBER 31,
                                                  1999               1998 1

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00             $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01               0.01
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)             (0.01)
NET ASSET VALUE, END OF PERIOD                  $ 1.00             $ 1.00
TOTAL RETURN 2                                    1.30%              1.28%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.57% 3            0.32% 3
Net investment income                             2.61% 3            3.24% 3
Expenses 4                                        1.53% 3            2.53% 3
Net investment income 4                           1.65% 3            1.03% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $28,545            $34,728

1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Arizona consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $28,544,687. Transactions in shares were as follows:


                               SIX MONTHS           PERIOD
                                    ENDED            ENDED

                                APRIL 30,      OCTOBER 31,
                                     1999             1998 1

Shares sold                    28,435,859       46,101,572
Shares issued to
shareholders in payment of
distributions declared            164,408           98,402
Shares redeemed               (34,783,326)     (11,472,228)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (6,183,059)      34,727,746

1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $28,029,000 and $44,299,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 61.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.9% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Arizona Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip G02372-04
314229626 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of California Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Institutional Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and California income tax 1-through a portfolio concentrated in high-quality, short-term California municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporing period, the fund paid double tax-free dividends totaling $0.01 per share for both Institutional Service Shares and Institutional Shares. The fund's net assets totaled $459 million at the end of the reporting period.

Thank you for relying on California Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager,

Michael Sirianni, Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 55 days. The fund remained in a 55 to 65-day average maturity range in 1998, but the average maturity moved lower in 1999, and was at 42 days on April 30, 1999. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-
                 99.2% 1
                 CALIFORNIA-92.5%

  $  9,200,000   ABAG Finance Authority for
                 Non-Profit Corporations
                 Weekly VRDNs
                 (Lucile Salter Packard
                 Children's Hospital at
                 Stanford)/(AMBAC INS)/
                 (Bayerische Landesbank
                 Girozentrale LIQ)                $   9,200,000
     5,420,000   ABAG Finance Authority for
                 Non-Profit Corporations,
                 (Series 1998) Weekly VRDNs
                 (The Harker School
                 Foundation)/(U.S. Bank,

                 N.A., Minneapolis LOC)               5,420,000
    15,705,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (California Non-AMT)
                 Series 1998-10 Weekly
                 VRDNs (San Diego, CA Water
                 Utility Fund)/(FGIC INS)/
                 (ABN AMRO Bank N.V.,

                 Amsterdam LIQ)                      15,705,000
     4,800,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (California Non-AMT)
                 Series 1998-17 Weekly
                 VRDNs (Sacramento County,
                 CA Airport System)/(FGIC

                 INS)/
                 (ABN AMRO Bank N.V.,

                 Amsterdam LIQ)                       4,800,000
    10,000,000 2 ABN AMRO MuniTOPS
                 Certificates Trust (California Non-AMT) Series 1998-25, 3.1%
                 TOBs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO
                 Bank N.V., Amsterdam LIQ),

                 Optional Tender 6/2/1999            10,000,000
     6,300,000   Alameda, CA Community
                 Facilities District, 7.75%
                 Bonds (United States
                 Treasury PRF), 9/1/1999
                 (@102)  6,529,787

    16,500,000 2 California Community
                 College Financing
                 Authority, Trust Receipts
                 (Series 1998 FR/RI-A24),
                 3.35% TOBs (FSA INS)/(Bank
                 of New York, New York LIQ)

                 9/30/1999                           16,500,000

     1,785,000   2 California HFA, Home Mortgage (Series 1989F), 3.00% TOBs
                 (Citibank N.A., New York LIQ), Optional

                 Tender 8/1/1999                      1,785,000
    14,800,000 2 California HFA, Variable
                 Rate Certificates (Series 1998E), 3.25% TOBs (Bank of America
                 NT and SA, San Francisco LIQ),

                 Optional Tender 5/6/1999            14,800,000
     2,500,000   California PCFA, (Series
                 1996 E) Daily VRDNs
                 (Pacific Gas & Electric

                 Co.)/
                 (Morgan Guaranty Trust

                 Co., New York LOC)                   2,500,000
    10,500,000   California PCFA, Series A
                 Daily VRDNs (Southern

                 California Edison Co.)              10,500,000
     2,005,000   California State
                 Department of Water
                 Resources, (Series 1),
                 2.80% CP (Canadian
                 Imperial Bank of Commerce
                 and UBS AG LIQs), Mandatory

                 Tender 6/24/1999                     2,005,000
     4,800,000   California State, CDC
                 Municipal Products, Inc.
                 (Series 1996L) Weekly
                 VRDNs
                 (FGIC INS)/(CDC Municipal

                 Products, Inc. LIQ)                  4,800,000
     1,000,000   California State, Floater
                 Certificates (Series 1998-
                 55) Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            1,000,000
     3,700,000   California State, GO Tax
                 Exempt Notes, 2.90% CP (Bank of Nova Scotia, Toronto,
                 Bayerische Landesbank Girozentrale, Caisse Nationale De Credit
                 Agricole, Paris, Commerzbank AG, Frankfurt, Credit Local de
                 France, Landesbank Hessen- Thueringen, Frankfurt, Morgan
                 Guaranty Trust Co., New York, State Street Bank and Trust Co.,
                 Toronto- Dominion Bank and Westdeutsche Landesbank Girozentrale
                 LIQs),

                 Mandatory Tender 6/29/1999           3,700,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CALIFORNIA-CONTINUED

 $   7,930,000   California State, Tender
                 Option Certificates
                 (Series 1998A) Weekly
                 VRDNs
                 (MBIA INS)/(First National
                 Bank of Chicago LIQ)            $    7,930,000
     2,800,000   California Statewide
                 Communities Development
                 Authority, (Series A)
                 Weekly VRDNs (Barton
                 Memorial Hospital)/(Banque

                 Nationale de Paris LOC)              2,800,000
     4,000,000   Clipper, CA Tax-Exempt
                 Trust, (1996 Issue A)
                 Weekly VRDNs (California
                 Rural Home Mortgage
                 Finance Authority)/(MBIA
                 INS)/(State Street Bank

                 and Trust Co. LIQ)                   4,000,000
    21,330,000 2 Clipper, CA Tax-Exempt,
                 3.15% TOBs (California
                 HFA)/(MBIA INS)/
                 (State Street Bank and
                 Trust Co. LIQ), Optional

                 Tender 8/19/1999                    21,330,000
    23,000,000   Contra Costa County, CA,
                 Trust Receipts (1998 A-27)
                 Weekly VRDNs
                 (Bank of New York, New York
                 LIQ)  23,000,000

     8,000,000   Cupertino, CA Union School
                 District, 3.90% TRANs,

                 6/30/1999                            8,002,532

     3,300,000   East Bay Municipal Utility
                 District, CA, 2.60% CP
                 (Westdeutsche Landesbank
                 Girozentrale LIQ),

                 Mandatory Tender 6/14/1999           3,300,000
     4,900,000   East Bay Municipal Utility
                 District, CA, 3.05% CP
                 (Westdeutsche Landesbank
                 Girozentrale LIQ),

                 Mandatory Tender 7/22/1999           4,900,000
     7,100,000   Glendale, CA, (Series
                 1984A) Monthly VRDNs (Reliance Development Co., Inc.)/(Barclays
                 Bank PLC, London LOC) 7,100,000

       500,000   Golden West Schools, CA
                 Financing Authority,
                 (Series A), 4.70% Bonds

                 (MBIA INS), 2/1/2000                   505,491

     1,085,000   Golden West Schools, CA
                 Financing Authority,
                 (Series A), 5.55% Bonds

                 (MBIA INS), 8/1/1999                 1,089,919
     8,500,000   Long Beach, CA, 4.00%
                 TRANs, 10/5/1999                     8,529,770
    16,000,000   Los Angeles County, CA
                 Metropolitan
                 Transportation Authority,
                 2.70% CP (Bayerische
                 Hypotheken-und Vereinsbank
                 AG, Canadian Imperial Bank
                 of Commerce and National
                 Westminster Bank, PLC,
                 London LOCs), Mandatory

                 Tender 5/13/1999                    16,000,000
    10,000,000   Los Angeles County, CA
                 Metropolitan Transportation Authority, Municipal Securities
                 Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/
                 (Chase Manhattan Corp.

                 LIQ)                                10,000,000
     5,750,000   Los Angeles County, CA,
                 (Series A), 4.50% TRANs,

                 6/30/1999                            5,764,480

     1,500,000   Los Angeles, CA Unified
                 School District, Floater
                 Certificates (Series 1998-
                 60) Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)  1,500,000
     1,075,000   Los Angeles, CA, (Series

                 A), 6.50% Bonds, 9/1/1999            1,087,810
    32,195,000   Monterey Peninsula, CA
                 Water Management District,
                 Trust Receipts (Series
                 1998 FR/RI-C7) Weekly
                 VRDNs (Wastewater
                 Reclaimation)/(Bank of
                 America NT and SA, San
                 Francisco SWAP)  32,195,000

     3,000,000   Moreland, CA Elementary
                 School District, 3.90%

                 TRANs, 6/30/1999                     3,000,949
     6,000,000   Oceanside, CA Community
                 Development Commission,
                 (Series 1985) Weekly VRDNs
                 (Shadow Way
                 Apartments)/(Bank One,

                 Arizona N.A. LOC)                    6,000,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CALIFORNIA-CONTINUED

 $   5,400,000   Orange County, CA Housing
                 Authority, (Issue I of
                 1998) Weekly VRDNs
                 (Oasis
                 Martinique)/(Federal
                 National Mortgage
                 Association LOC)                $    5,400,000
     7,800,000   Orange County, CA IDA,
                 (Series 1991A) Weekly
                 VRDNs (Casden Lakes LP)/
                 (Federal Home Loan

                 Mortgage Corp. LOC)                  7,800,000
    15,000,000   Orange County, CA Local
                 Transportation Authority,
                 Sales Tax Revenue Notes,
                 2.80% CP (UBS AG LOC),

                 Mandatory Tender 6/21/1999          15,000,000
    10,330,000 2 Oxnard Harbor District,
                 CA, (Series 1995 II), PT- 105, 3.85% TOBs (Asset Guaranty
                 INS)/(Credit Suisse First Boston LIQ), Mandatory

                 Tender 8/12/1999                    10,330,000
    42,144,842   PBCC LeaseTOPS Trust
                 (California Non-AMT)
                 Series 1998-1 Weekly VRDNs
                 (AMBAC INS)/(Pitney Bowes

                 Credit Corp. LIQ)                   42,144,842
     4,500,000   Perris, CA Union High
                 School District, 3.50%

                 TRANs, 10/26/1999                    4,511,069
     1,570,000   Placer County, CA Office of
                 Education, 4.00% TRANs,

                 9/21/1999                            1,573,713

     6,000,000   Pleasanton, CA Unified
                 School District, 3.90%

                 TRANs, 6/30/1999                     6,001,899
     2,400,000   Redding, CA School
                 District, 3.90% TRANs,

                 6/30/1999                            2,400,760

     8,000,000   Regents of University of
                 California, (Series A),
                 2.90% CP (Bank of America
                 NT and SA, San Francisco,
                 Bank of Montreal, Caisse
                 Nationale De Credit
                 Agricole, Paris, Canadian
                 Imperial Bank of Commerce
                 and Societe Generale,
                 Paris LIQs), Mandatory
                 Tender 5/13/1999                     8,000,000
     1,000,000   Regents of University of
                 California, (Series A), 2.90% CP (Bank of America NT and SA,
                 San Francisco, Bank of Montreal, Caisse Nationale De Credit
                 Agricole, Paris, Canadian Imperial Bank of Commerce and Societe
                 Generale, Paris LIQs), Mandatory

                 Tender 5/13/1999                     1,000,000
     3,455,000   Riverside, CA, Municipal
                 Securities Trust Receipts
                 (Series 1998-CMC5)
                 Weekly VRDNs (AMBAC
                 INS)/(Chase Manhattan
                 Corp. LIQ)  3,455,000

     3,510,000   Roseville, CA Joint Union
                 High School District,

                 4.00% TRANs, 9/21/1999               3,518,301
       850,000   Roseville, CA, Hospital
                 Facilities Authority,
                 (Series 1989A) Weekly
                 VRDNs (Toronto-Dominion

                 Bank LOC)                              850,000
     5,000,000   Sacramento, CA, (Series
                 1985B) Weekly VRDNs (Woodbridge - 301 LLC)/ (Bank One, Arizona
                 N.A.

                 LOC)                                 5,000,000

     3,000,000 2 San Diego, CA Area Local
                 Governments, Trust
                 Receipts (Series FR/RI-

                 A25),
                 3.30% TOBs (Bank of New
                 York, New York LIQ),

                 Mandatory Tender 9/30/1999           3,000,000
     4,000,000   San Francisco, CA City &
                 County Airport Commission, Floater Certificates (Series
                 1998-31) Weekly VRDNs (FGIC INS)/(Bank of America NT and SA,

                 San Francisco LIQ)                   4,000,000
     3,060,000   San Francisco, CA
                 Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge
                 Cooperative Homes)/(MBIA INS)/(Merrill Lynch Capital Services,
                 Inc.

                 LIQ)                                 3,060,000

     3,880,000   San Francisco, CA
                 Redevelopment Finance
                 Agency, CDC Municipal
                 Products, Inc. (Series
                 1997T) Weekly VRDNs
                 (Northridge Cooperative
                 Homes)/(MBIA INS)/
                 (CDC Municipal Products,
                 Inc. LIQ)                            3,880,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CALIFORNIA-CONTINUED

 $   2,000,000   San Francisco, CA Unified
                 School District, 4.50%

                 TRANs, 9/22/1999                $    2,008,445
     3,250,000   Santa Barbara County, CA,
                 4.50% TRANs, 10/1/1999               3,270,669
     6,000,000   Stanislaus County, CA
                 Office of Education, 4.50%
                 TRANs, 7/30/1999                     6,012,105
       230,000   Stockton, CA, (Series
                 1993) Weekly VRDNs (La
                 Quinta Inns, Inc.)/
                 (Nationsbank, N.A.,

                 Charlotte LOC)                         230,000
     2,895,000   Vallejo, CA Unified School
                 District, 7.60% Bonds

                 (FGIC INS), 8/1/1999                 2,928,763

     1,930,000   Western Placer, CA Unified
                 School District, 4.00%

                 TRANs, 9/21/1999                     1,934,565
                 TOTAL                              424,590,869

                 PUERTO RICO-6.7%

     4,529,612   Commonwealth of Puerto
                 Rico Municipal Revenues
                 Collection Center, 1997A
                 LeaseTOPS Trust Weekly
                 VRDNs (ABN AMRO Bank N.V.,
                 Amsterdam LIQ)/
                 (State Street Bank and
                 Trust Co. LOC)  4,529,612
    15,000,000   Commonwealth of Puerto Rico, (Series 1992A) PT- 140 Weekly
                 VRDNs (FSA INS)/(Commerzbank AG, Frankfurt LIQ) 15,000,000

     6,500,000   Commonwealth of Puerto
                 Rico, (Series 1999A),

                 3.50% TRANs, 7/30/1999               6,510,280
     3,790,000   Commonwealth of Puerto
                 Rico, Municipal Securities
                 Trust Receipts,
                 (Series 1998-CMC4) Weekly
                 VRDNs (MBIA INS)/(Chase

                 Manhattan Corp. LIQ)                 3,790,000
     1,115,000   Puerto Rico Industrial,
                 Medical & Environmental PCA, (1983 Series A), 2.90% TOBs (Merck
                 & Co., Inc.),

                 Optional Tender 12/1/1999            1,115,000
                 TOTAL                               30,944,892

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 3                $ 455,535,761

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $77,745,000 which represents 16.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($459,019,300) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation HFA -Housing Finance Authority IDA -Industrial Development Authority INS -Insured LIQ(s) -Liquidity Agreement(s) LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCFA -Pollution Control Finance Authority PRF -Prerefunded TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 455,535,761
Cash                                                   39,246
Income receivable                                   4,531,175
TOTAL ASSETS                                      460,106,182
LIABILITIES:

Income distribution

payable                         $ 1,051,002
Accrued expenses                     35,880
TOTAL LIABILITIES                                   1,086,882
Net assets for 459,019,300
shares outstanding                              $ 459,019,300
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE

SHARES:
$402,667,233 / 402,667,233

shares outstanding                                      $1.00
INSTITUTIONAL SHARES:

$56,352,067 / 56,352,067

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                           $ 6,806,113
EXPENSES:

Investment advisory fee                          $ 1,086,367
Administrative personnel
and services fee                                     163,824
Custodian fees                                        11,142
Transfer and dividend
disbursing agent fees and
expenses                                              46,698
Directors'/Trustees' fees                              1,507
Auditing fees                                          6,408
Legal fees                                            13,702
Portfolio accounting fees                             48,957
Shareholder services fee-
Institutional Service
Shares                                               472,090
Shareholder services fee-
Institutional Shares                                  71,094
Share registration costs                              17,688
Printing and postage                                  12,893
Insurance premiums                                    20,898
Miscellaneous                                          1,053
TOTAL EXPENSES                                     1,974,321
WAIVERS:
Waiver of investment
advisory fee                    $  (878,393)
Waiver of shareholder
services fee-Institutional
Shares                             (71,094)
TOTAL WAIVERS                                       (949,487)
Net expenses                                                         1,024,834
Net investment income                                             $  5,781,279

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                           SIX
                                        MONTHS

                                         ENDED                   YEAR
                                   (unaudited)                  ENDED

                                     APRIL 30,            OCTOBER 31,
                                          1999                   1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    5,781,279       $     10,607,951
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                              (4,967,270)            (9,261,806)
Institutional Shares                  (814,009)            (1,346,145)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (5,781,279)           (10,607,951)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             845,602,289          1,401,854,420
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,764,895              5,742,314
Cost of shares redeemed           (794,124,266)        (1,279,540,519)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        54,242,918            128,056,215
Change in net assets                54,242,918            128,056,215
NET ASSETS:

Beginning of period                404,776,382            276,720,167
End of period                   $  459,019,300       $    404,776,382

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   SIX
                                                MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                             YEAR ENDED OCTOBER 31,
                                                  1999           1998         1997         1996         1995        1994 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03         0.03        0.03       0.002
Net realized loss
on investment                                        -              -            -            -       (0.01)          -
Total from
investment operations                             0.01           0.03         0.03         0.03        0.02       0.002
CAPITAL CONTRIBUTIONS:                               -              -            -            -        0.01           -
LESS DISTRIBUTIONS:

Distributions from net investment income         (0.01)         (0.03)       (0.03)       (0.03)      (0.03)     (0.002)
NET ASSET VALUE,
END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.31%          3.05%        3.19%        3.22%       3.37%       0.23%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                          0.50% 3        0.50%        0.46%        0.49%       0.59%       0.59% 3
Net investment income                             2.63% 3        2.99%        3.13%        3.17%       3.33%       2.71% 3
Expenses 4                                        0.90% 3        0.93%        0.95%        1.11%       1.09%       1.03% 3
Net investment income 4                           2.23% 3        2.56%        2.64%        2.55%       2.83%       2.27% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $402,667       $363,202     $234,764     $132,159     $96,534     $81,563

1 For the one month ended October 31, 1994. The fund changed its fiscal year end from September 30, to October 31, beginning September 30, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,             YEAR ENDED OCTOBER 31,
                                                  1999          1998        1997        1996    1

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.44%         3.31%       3.44%       2.24%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.25% 3       0.25%       0.21%       0.20% 3
Net investment income                             2.86% 3       3.25%       3.45%       3.33% 3
Expenses 4                                        0.90% 3       0.92%       0.95%       1.10% 3
Net investment income 4                           2.21% 3       2.58%       2.71%       2.43% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $56,352       $41,574     $41,956     $20,089

1 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $459,019,300.

Transactions in shares were as follows:


                                SIX MONTHS              YEAR
                                     ENDED             ENDED

                                 APRIL 30,       OCTOBER 31,
                                      1999              1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                    720,525,062       1,284,543,045
Shares issued to
shareholders in payment of
distributions declared           2,759,409           5,730,676
Shares redeemed               (683,819,425)     (1,161,835,907)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              39,465,046         128,437,814


                                SIX MONTHS                YEAR
                                     ENDED               ENDED

                                 APRIL 30,         OCTOBER 31,
                                      1999                1998

INSTITUTIONAL SHARES:
Shares sold                    125,077,227         117,311,375
Shares issued to
shareholders in payment of
distributions declared               5,486              11,638
Shares redeemed               (110,304,841)       (117,704,612)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                    14,777,872            (381,599)
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              54,242,918         128,056,215

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $231,850,390 and $293,264,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 60.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.5% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

California Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229675
Cusip 314229766
0041609 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Connecticut Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Connecticut dividend and interest income tax 1-through a portfolio concentrated in high-quality, short-term Connecticut municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share. The fund's net assets reached $303.7 million at the end of the reporting period.

Thank you for relying on Connecticut Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressure was absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 60 days. The fund remained in a 55 to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yield for the fund's Institutional Service Shares on April 30, 1999 was 2.85% 1 compared to 2.63% at the beginning of the reporting period with the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yield was the equivalent of a 4.94% taxable yield for investors in the highest federal and state effective tax bracket.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

1 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-99.2% 1

                 CONNECTICUT-82.8%
  $  1,155,000   Bridgeport, CT, UT GO,

                 5.25% Bonds (AMBAC INS),

                 9/1/1999                         $   1,163,233
     1,000,000   Connecticut Development
                 Authority Health Care
                 Revenue Weekly VRDNs
                 (Corporation for
                 Independent Living)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                            1,000,000
     2,400,000   Connecticut Development
                 Authority Health Care
                 Revenue Weekly VRDNs
                 (Corporation for
                 Independent
                 Living)/(Credit Local de

                 France LOC)                          2,400,000
     2,565,000   Connecticut Development
                 Authority Health Care
                 Revenue, (Series 1999)
                 Weekly VRDNs (Corporation
                 for Independent
                 Living)/(Credit Local de

                 France LOC)                          2,565,000
     1,920,000   Connecticut Development
                 Authority Weekly VRDNs
                 (Banta Associates)/(HSBC
                 Bank USA LOC)  1,920,000

       952,200   Connecticut Development
                 Authority Weekly VRDNs
                 (RSA Corp.)/(Barclays Bank

                 PLC, London LOC)                      952,200
     2,300,000   Connecticut Development
                 Authority, (Series 1993)
                 Weekly VRDNs (Rand-Whitney
                 Containerboard LP)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                           2,300,000
    10,500,000   Connecticut Development
                 Authority, (Series 1996A)
                 Weekly VRDNs (Connecticut
                 Light & Power Co.)/(AMBAC
                 INS)/(Societe Generale,

                 Paris LIQ)                         10,500,000
     2,455,000   Connecticut Development
                 Authority, (Series 1997)
                 Weekly VRDNs (Porcelen
                 Ltd., CT LLC)/(Firstar
                 Bank, N.A., Cincinnati

                 LOC)                                2,455,000

     7,200,000   Connecticut Development
                 Authority, (Series 1997A)
                 Weekly VRDNs (Bradley
                 Airport Hotel
                 Project)/(KBC

                 Bancassurance Holding LOC)          7,200,000
     4,000,000   Connecticut Development
                 Authority, (Series 1998)
                 Weekly VRDNs (Capital
                 District Energy
                 Center)/(Fleet National

                 Bank, Springfield, MA LOC)          4,000,000
     1,500,000   Connecticut Development
                 Authority, (Series 1999)
                 Weekly VRDNs (Pierce
                 Memorial Baptist Home,
                 Inc.)/(LaSalle National

                 Bank, Chicago LOC)                  1,500,000
    26,594,000   Connecticut Development
                 Authority, Trust Receipts
                 (Series 1998 FR/RI-C6)
                 Weekly VRDNs (Exeter
                 Energy)/(Bank of America
                 NT and SA, San Francisco

                 Swap)                              26,594,000
     9,000,000   Connecticut Municipal
                 Electric Energy
                 Cooperative, Power Supply
                 System Revenue Bonds,
                 (1995 Series A), 3.00% CP
                 (Fleet National Bank,
                 Springfield, MA LOC),

                 Mandatory Tender 7/19/1999          9,000,000
     3,605,000 2 Connecticut State Airport,
                 Trust Receipts (Series
                 1998 FR/RI-A60), 3.45%
                 TOBs (Bradley
                 International
                 Airport)/(FGIC INS)/(Bank
                 of New York, New York LIQ),

                 Optional Tender 5/1/1999             3,605,000
     3,100,000   Connecticut State HEFA,
                 (Series A) Weekly VRDNs
                 (Forman School
                 Issue)/(National
                 Westminster Bank, PLC,

                 London LOC)                          3,100,000

PRINCIPAL

AMOUNT                                          VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CONNECTICUT-CONTINUED
 $  13,200,000   Connecticut State HEFA,

                 (Series B) Weekly VRDNs
                 (Edgehill)/(Paribas, Paris

                 LOC)                            $   13,200,000
     1,800,000   Connecticut State HEFA,
                 (Series C) Weekly VRDNs
                 (Charlotte Hungerfield
                 Hospital)/(Bank of Boston,

                 Connecticut LOC)                     1,800,000
    11,500,000   Connecticut State HEFA,
                 (Series J) Weekly VRDNs
                 (Hospital of Saint
                 Raphael)/(KBC

                 Bancassurance Holding LOC)          11,500,000
     1,900,000   Connecticut State HEFA,
                 (Series K) Weekly VRDNs
                 (Hospital of Saint
                 Raphael)/(KBC

                 Bancassurance Holding LOC)           1,900,000
     1,000,000   Connecticut State HEFA,
                 Revenue Bonds, (Series A)
                 Weekly VRDNs (Pomfret
                 School Issue)/(Credit

                 Local de France LOC)                 1,000,000
     1,000,000   Connecticut State HEFA,
                 (Series A) Weekly VRDNs
                 (Sharon
                 Hospital)/(BankBoston,

                 N.A. LOC)                            1,000,000
     6,575,000   Connecticut State HEFA,
                 (Series S), 3.10% CP (Yale
                 University), Mandatory

                 Tender 5/18/1999                     6,575,000
     3,900,000   Connecticut State HFA,
                 (PT-81) Weekly VRDNs
                 (Merrill Lynch Capital

                 Services, Inc. LIQ)                  3,900,000
     1,075,000   Connecticut State HFA,
                 (Series 1990C), 3.00% CP
                 (Morgan Guaranty Trust

                 Co.,
                 New York LIQ), Mandatory

                 Tender 6/25/1999                     1,075,000
     7,025,000   Connecticut State HFA,
                 (Series 1990C), 3.15% CP
                 (Morgan Guaranty Trust

                 Co.,
                 New York LIQ), Mandatory

                 Tender 6/23/1999                     7,025,000
     3,245,000   Connecticut State HFA,
                 (Series 1990D), 3.15% CP
                 (Morgan Guaranty Trust

                 Co.,
                 New York LIQ), Mandatory

                 Tender 6/23/1999                     3,245,000
     7,315,000   Connecticut State HFA,
                 (Series A) Weekly VRDNs
                 (Elm Haven Rental LP
                 I)/(Fleet National Bank,

                 Springfield, MA LOC)                7,315,000
    12,100,000   Connecticut State HFA, PT-
                 1003 Weekly VRDNs (Merrill
                 Lynch Capital

                 Services, Inc. LIQ)                12,100,000
     2,100,000   Connecticut State HFA,
                 Trust Receipts (Series
                 1998 FR/RI-A4) Weekly
                 VRDNs (Bayerische
                 Hypotheken-und Vereinsbank

                 AG LIQ)                             2,100,000
     9,745,000 2 Connecticut State HFA,
                 Variable Rate Certificates (Series 1998S), 3.50% TOBs (Bank of
                 America NT and SA, San Francisco LIQ),

                 Optional Tender 8/20/1999            9,745,000
     2,300,000   Connecticut State Resource
                 Recovery Authority, Series
                 A, 5.60% Bonds
                 (Connecticut State GTD),

                 11/15/1999                           2,331,083

     2,650,000   Connecticut State Special
                 Assessment Unemployment
                 Compensation Advance Fund,
                 (Series A), 4.50% Bonds

                 (AMBAC INS), 5/15/1999               2,651,512

     2,000,000   Connecticut State
                 Transportation
                 Infrastructure Authority,
                 (Series B), 5.25% Bonds

                 (FGIC INS), 10/1/1999                2,018,466

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CONNECTICUT-CONTINUED

 $   8,130,000   Connecticut State
                 Transportation
                 Infrastructure Authority,
                 Floater Certificates
                 (Series 1998-52) Weekly
                 VRDNs (FSA INS)/(Morgan
                 Stanley, Dean Witter
                 Municipal Funding, Inc.
                 LIQ)                            $    8,130,000
    11,700,000   Connecticut State, Special
                 Assessment Second Injury
                 Fund, 2.95% CP (Caisse
                 Nationale De Credit
                 Agricole, Paris and Credit
                 Communal de Belgique,
                 Brussles LIQs), Mandatory
                 Tender 5/11/1999                    11,700,000
    11,000,000   Connecticut State, Special
                 Assessment Unemployment
                 Compensation Advance Fund,
                 Revenue Bonds (Series
                 1993C), 3.60% TOBs (FGIC
                 INS)/(FGIC LIQ), Mandatory

                 Tender 7/1/1999                     11,000,000
     8,100,000   Coventry, CT, 3.25% BANs,
                 12/14/1999                           8,117,124
     2,330,000   East Granby, CT, 3.75%
                 BANs, 8/12/1999                      2,330,949
     3,650,000   East Hartford, CT, 3.10%
                 BANs, 1/20/2000                      3,655,109
     7,900,000   East Haven, CT, 3.65% BANs,
                 7/15/1999                            7,901,867

     1,900,000   Hartford, CT Redevelopment
                 Authority Weekly VRDNs
                 (Underwood Towers)/(FSA
                 INS)/(Societe Generale,

                 Paris LIQ)                           1,900,000
     8,000,000   Meriden, CT, 3.00% BANs,
                 8/10/1999                            8,002,379

     1,400,000   New Haven, CT Weekly VRDNs
                 (Starter
                 Sportswear)/(Fleet Bank

                 N.A. LOC)                            1,400,000
     2,050,000   New Haven, CT, UT GO, 5.00%
                 Bonds (FGIC INS),

                 2/15/2000                            2,083,449
     3,335,000   Plymouth, CT, 3.75% BANs,
                 8/5/1999                             3,336,267
     1,500,000   Rocky Hill, CT, 3.50% BANs,
                 6/15/1999                            1,500,537

     1,800,000   Shelton, CT Housing
                 Authority, (Series 1998)
                 Weekly VRDNs (Crosby
                 Commons)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,800,000

     8,000,000   South Central CT Regional
                 Water Authority, 4.00%

                 BANs, 7/28/1999                      8,007,736
                 TOTAL                              251,600,911

                 PUERTO RICO-16.4%

    15,697,725   Commonwealth of Puerto
                 Rico Municipal Revenues
                 Collection Center,
                 LeaseTOPS (Series 1997A)
                 Trust Weekly VRDNs (ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)/(State Street Bank
                 and Trust Co. LOC)                  15,697,725
     8,500,000   Commonwealth of Puerto
                 Rico, (Series 1999A),

                 3.50% TRANs, 7/30/1999               8,513,444
     6,500,000   Commonwealth of Puerto
                 Rico, Floating Rate Trust
                 Receipts (Series 1997)
                 Weekly VRDNs (Commerzbank
                 AG, Frankfurt
                 LIQ)/(Commerzbank AG,

                 Frankfurt LOC)                       6,500,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 PUERTO RICO-CONTINUED

  $  7,500,000   Commonwealth of Puerto
                 Rico, Municipal Securities
                 Trust Receipts, (Series
                 1998-CMC4) Weekly VRDNs
                 (MBIA INS)/(Chase
                 Manhattan Corp. LIQ)            $    7,500,000
     6,495,000   Puerto Rico Commonwealth
                 Infrastructure Financing
                 Authority, Floater
                 Certificates (Series 1998-
                 79) Weekly VRDNs (AMBAC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            6,495,000
     5,000,000   Puerto Rico Commonwealth
                 Infrastructure Financing
                 Authority, Floater
                 Certificates (Series 1998-
                 86) Weekly VRDNs (AMBAC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            5,000,000
                 TOTAL                               49,706,169

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 3                $ 301,307,080


 Securities that are subject to Alternative Minimum Tax represent 28.1% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)



FIRST TIER   Second Tier
97.34%       2.66%


2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $13,350,000, which represents 4.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($303,675,992) at April 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company SA -Support Agreement TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 301,307,080
Cash                                                547,926
Income receivable                                 2,515,672
TOTAL ASSETS                                    304,370,678
LIABILITIES:

Income distribution

payable                         $ 662,512
Accrued expenses                   32,174
TOTAL LIABILITIES                                   694,686
Net assets for 303,675,992
shares outstanding                            $ 303,675,992
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$303,675,992 / 303,675,992

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                          $ 5,429,222
EXPENSES:

Investment advisory fee                         $   861,079
Administrative personnel
and services fee                                    129,851
Custodian fees                                       10,092
Transfer and dividend
disbursing agent fees and
expenses                                             26,630
Directors'/Trustees' fees                             1,486
Auditing fees                                         6,167
Legal fees                                            8,899
Portfolio accounting fees                            36,760
Shareholder services fee                            430,539
Share registration costs                             10,510
Printing and postage                                 10,935
Insurance premiums                                   17,572
Miscellaneous                                         2,251
TOTAL EXPENSES                                    1,552,771
WAIVERS:
Waiver of investment
advisory fee                   $  (322,461)
Waiver of shareholder
services fee                      (189,437)
TOTAL WAIVERS                                      (511,898)
Net expenses                                                        1,040,873
Net investment income                                             $ 4,388,349


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                              SIX MONTHS
                              ENDED                 YEAR
                              (unaudited)           ENDED
                              APRIL 30,             OCTOBER 31,
                              1999                  1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    4,388,349       $     9,525,808
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (4,388,349)           (9,525,808)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             547,440,120         1,057,554,443
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,116,642             3,189,470
Cost of shares redeemed           (584,447,415)         (992,493,610)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (35,890,653)           68,250,303
Change in net assets               (35,890,653)           68,250,303
NET ASSETS:

Beginning of period                339,566,645           271,316,342
End of period                   $  303,675,992       $   339,566,645


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                           SIX  MONTHS

                                           ENDED

                                           (unaudited)

                                           APRIL 30,                                YEAR ENDED OCTOBER 31,
                                           1999          1998           1997          1996          1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.01          0.03          0.03          0.03          0.03          0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.01)        (0.03)        (0.03)        (0.03)        (0.03)        (0.02)
NET ASSET VALUE, END OF PERIOD             $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                1.27%         2.98%         3.01%         3.02%         3.31%         2.12%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.60%  2      0.60%         0.60%         0.60%         0.60%         0.59%
Net investment income                         2.55%  2      2.93%         2.97%         2.97%         3.26%         2.11%
Expenses 3                                    0.90%  2      0.89%         0.91%         0.92%         0.90%         0.77%
Net investment income 3                       2.25%  2      2.64%         2.66%         2.65%         2.96%         1.93%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)  $303,676      $339,567     $271,316     $227,089       $184,718     $190,423


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquied under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30,1999, capital paid-in aggregated $303,675,992.

Transactions in shares were as follows:



                              SIX  MONTHS      YEAR
                              ENDED            ENDED
                              APRIL 30,        OCTOBER 31,
                              1999             1998

Shares sold                    547,440,120     1,057,554,443
Shares issued to
shareholders in payment of
distributions declared           1,116,642         3,189,470
Shares redeemed               (584,447,415)     (992,493,610)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (35,890,653)       68,250,303


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $242,994,762 and $277,055,000, respectively.

GENERAL

Certain of the Officers and/or Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 54.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.5% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Connecticut Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Connecticut Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229105

0052406 (6/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Florida Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Cash II Shares.

The fund is a convenient way to put your ready cash to work pursuing income free from federal regular income tax. In addition, the fund pursues income free from the Florida intangibles tax. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid tax-free dividends of $0.01 per share for both Institutional Shares and Cash II Shares. The fund's net assets totaled $185.3 million at the end of the reporting period.

Thank you for relying on Florida Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND

THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING
PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 49 days, reflecting our expectation of strong year-end cash inflows. By early January, the average maturity had fallen to only 18 days, as the fund's assets quadrupled in December as investors used the fund to avoid Florida intangibles taxes. At the end of the reporting period, the fund's average maturity was at 45 days, a neutral stance. This average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Shares and Cash II Shares were 3.07% 2 and 2.81%,2 respectively, on April 30, 1999. These yields were higher relative to the beginning of the reporting period with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields were the equivalent of taxable yields of 5.08% for Institutional Shares and 4.65% for Cash II Shares for investors in the highest federal tax bracket.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-99.7% 1

                 ALABAMA-1.9%
  $  3,575,000   St. Clair County, AL IDB,

                 (Series 1993) Weekly VRDNs
                 (Ebsco Industries,
                 Inc.)/(National Australia

                 Bank, Ltd., Melbourne LOC)       $   3,575,000

                 ARKANSAS-0.9%

     1,700,000   Hope, AR, Solid Waste
                 Disposal Revenue Bonds
                 (Series 1994), 4.20% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),

                 Mandatory Tender 5/11/1999           1,700,000

                 FLORIDA-70.6%
       550,000   Brevard County, FL,

                 Greywater Investments II,
                 Ltd. (Series 1997) Weekly
                 VRDNs (Greywater
                 Investments)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                                550,000

     1,950,000   Brevard County, FL Weekly
                 VRDNs (Greywater
                 Investments)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              1,950,000

     1,000,000   Broward County, FL, IDRBs
                 (Series 1997) Weekly VRDNs
                 (Fast Real Estate
                 Partners, Ltd.)/(SunTrust

                 Bank, Central Florida LOC)           1,000,000
     1,130,000   Broward County, FL, IDRBs
                 (Series 1993) Weekly VRDNs
                 (American Whirlpool
                 Products Corp.
                 Project)/(Nationsbank,

                 N.A., Charlotte LOC)                 1,130,000
     2,000,000   Dade County, FL IDA, IDRBs
                 (Series 1996A) Weekly
                 VRDNs (U.S. Holdings,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,000,000

     2,000,000   Escambia County, FL HFA, PT 1017 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 2,000,000
     1,540,000   Escambia County, FL HFA, P-
                 Floats PA-129 Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital
                 Services, Inc.

                 LIQ)                                 1,540,000
     4,000,000   Escambia County, FL HFA,
                 Variable Rate
                 Certificates, (Series
                 1997E) Weekly VRDNs (GNMA
                 COL)/(Bank of America NT

                 and SA, San Francisco LIQ)           4,000,000
        50,000   Eustis Health Facilities
                 Authority, FL, (Series
                 1985) Weekly VRDNs
                 (Waterman Medical
                 Center)/(SunTrust Bank,

                 Central Florida LOC)                    50,000
     6,570,000   Florida HFA, Multifamily
                 Housing Revenue Bonds
                 (1995 Series M) Weekly
                 VRDNs (Bainbridge Club
                 Apartments Project)/(PNC

                 Bank, N.A. LOC)                      6,570,000
     4,415,000   Florida HFA, Trust
                 Receipts, (Series 1998
                 FR/RI-12) Weekly VRDNs
                 (MBIA INS)/(Bank of New

                 York, New York LIQ)                  4,415,000
     5,870,000   Florida Housing Finance
                 Corp., MERLOTs (Series
                 1998B) Weekly VRDNs (MBIA
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)             5,870,000
     1,375,000   Greater Orlando (FL)
                 Aviation Authority,
                 Adjustable Rate (Series
                 1997), 3.25% TOBs
                 (Signature Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender

                 6/1/1999                             1,375,000
     3,000,000   Greater Orlando (FL)
                 Aviation Authority,
                 Airport Facilities
                 Subordinated CP Notes
                 (Series B), 3.45% CP,

                 Mandatory Tender 5/20/1999           3,000,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 FLORIDA-CONTINUED

  $  4,500,000   Hillsborough County, FL
                 Aviation Authority, Bond
                 Anticipation CP Notes,
                 3.15% CP (Tampa
                 International
                 Airport)/(National
                 Westminster Bank, PLC,
                 London LOC), Mandatory
                 Tender 6/14/1999                 $   4,500,000
     1,390,000   Hillsborough County, FL
                 IDA, IDRBs (Series 1996)
                 Weekly VRDNs (VIGO
                 Importing Company
                 Project)/(Nationsbank,

                 N.A., Charlotte LOC)                 1,390,000
     1,005,000   Hillsborough County, FL
                 IDA, Variable Rate Demand
                 IRDBs (Series 1996) Weekly
                 VRDNs (Trident Yacht
                 Building Partnership
                 Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,005,000

     4,100,000   Hillsborough County, FL
                 IDA, Variable Rate IDRBs
                 (Series 1998) Weekly VRDNs
                 (SIFCO Industries,
                 Inc.)/(National City Bank,

                 Ohio LOC)                            4,100,000
     4,000,000   Hillsborough County, FL
                 IDA Weekly VRDNs
                 (Ringhager Equipment
                 Co.)/(SunTrust Bank,

                 Atlanta LOC)                         4,000,000
     5,995,000   Hillsborough County, FL
                 HFA, (PT-259), 3.05% TOBs
                 (GNMA COL)/(Commerzbank
                 AG, Frankfurt LIQ),

                 Optional Tender 1/13/2000            5,995,000
     4,080,000   Indian River County, FL,
                 IDRBs (Series 1997) Weekly
                 VRDNs (Ocean Spray

                 Cranberries,
                 Inc.)/(Wachovia Bank of
                 NC, N.A., Winston-Salem

                 LOC)                                 4,080,000
     1,500,000   Jacksonville, FL IDA,
                 IDRBs (Series 1996) Weekly
                 VRDNs (Portion Pac,
                 Inc.)/(Heinz (H.J.) Co.

                 GTD)                                 1,500,000

       600,000   Jacksonville, FL Weekly
                 VRDNs (Metal
                 Sales)/(National City

                 Bank, Kentucky LOC)                    600,000
     2,375,000   Lee County, FL HFA, (Series
                 1999A-3), 3.15% BANs,

                 11/15/1999                           2,375,000

     3,200,000   Lee County, FL IDA, IDRBs (Series 1994) Weekly VRDNs (Baader
                 North America Corp.)/(Deutsche Bank, AG

                 LOC)                                 3,200,000

     1,500,000   Lynn Haven, FL, (Series
                 1998A) Weekly VRDNs
                 (Merrick Industries,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            1,500,000
     2,700,000   Manatee County, FL,
                 Variable/Fixed Rate IDRBs
                 (Series 1998) Weekly VRDNs
                 (Mader Electric,
                 Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             2,700,000
     5,500,000   Manatee County, FL,
                 (Series 1998A) Weekly
                 VRDNs (CFI Manufacturing,
                 Inc. Project)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              5,500,000
     2,400,000   Martin County, FL IDA,
                 Tender Industrial Revenue
                 Bonds (Series 1986) Weekly
                 VRDNs (Tampa Farm Service,
                 Inc. Project)/(SunTrust

                 Bank, Central Florida LOC)           2,400,000
     1,800,000   Okeechobee County, FL,
                 (Series 1992) Weekly VRDNs
                 (Morgan Guaranty Trust

                 Co., New York LOC)                   1,800,000
     5,893,000   Orange County, FL HFA,
                 (Series 1997A) Weekly
                 VRDNs (Regal Pointe
                 Apartments
                 Project)/(Nationsbank,

                 N.A., Charlotte LOC)                 5,893,000
    26,300,000   Orange County, FL School
                 District, (Series 1998),

                 3.10% TANs, 9/15/1999               26,312,473
     2,400,000   Osceola County, FL HFA,
                 Multifamily Housing
                 Revenue Bonds (Series
                 1998A) Weekly VRDNs (Arrow
                 Ridge Apartments)/(Amsouth

                 Bank N.A., Birmingham LOC)           2,400,000
     1,055,000   Pinellas County, FL Health
                 Facility Authority, SFM Revenue Bonds (Series PA- 92) Weekly
                 VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 1,055,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 FLORIDA-CONTINUED

  $  3,500,000   Pinellas County Industry
                 Council, FL, IDRBs (Series
                 1994) Weekly VRDNs (Genca
                 Corporation Project)/(PNC
                 Bank, N.A. LOC)                  $   3,500,000
     2,358,000   Pinellas County Industry
                 Council, FL, IDRBs (Series
                 1995) Weekly VRDNs (ATR
                 International Inc.,
                 Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,358,000

       265,000   Pinellas County Industry
                 Council, FL Weekly VRDNs
                 (Loulourgas
                 Properties)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                                265,000

     3,300,000   Tamarac, FL, IDRBs (Series
                 1995) Weekly VRDNs (Arch
                 Aluminum & Glass Co., Inc.
                 Project)/(Mellon Bank

                 N.A., Pittsburgh LOC)                3,300,000
     1,000,000   Sumter County, FL IDA
                 Weekly VRDNs (Great
                 Southern Wood Preserving
                 Co.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             1,000,000
     2,600,000   Wakulla County, FL IDA
                 Weekly VRDNs (Winco
                 Utilities, Inc.
                 Project)/(Nationsbank,

                 N.A., Charlotte LOC)                 2,600,000
                 TOTAL                              130,778,473

                 INDIANA-2.7%

     5,000,000   Huntington County, IN
                 Community School Corp.,
                 Tax Anticipation Warrants,

                 3.35% Bonds, 12/31/1999              5,006,496
                 MINNESOTA-2.2%

     4,000,000   Coon Rapids, MN, (Series
                 1999) Weekly VRDNs
                 (Assurance Mfg. Co.,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 4,000,000
                 MULTI STATE-14.0%

    26,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (First Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussles LIQs)            26,000,000
                 NEW MEXICO-0.8%

     1,500,000   New Mexico Mortgage
                 Finance Authority, (Series
                 1999 Issue 1), 3.125% Bonds
                 (Trinity Funding Co. INV),

                 8/3/1999                             1,500,000

                 OHIO-0.5%

     1,000,000   Stark County, OH IDRB
                 Weekly VRDNs (Shearer's
                 Foods, Inc.)/(Bank One,

                 Ohio, N.A. LOC)                      1,000,000

                 OKLAHOMA-0.4%

       700,000   Broken Arrow, OK EDA Weekly
                 VRDNs (Blue Bell
                 Creameries)/(Banque

                 Nationale de Paris LOC)                700,000

                 TENNESSEE-1.1%
     2,000,000   Dickson County, TN IDB,

                 (Series 1996) Weekly VRDNs (Tennessee Bun Co., LLC
                 Project)/(PNC Bank, N.A.

                 LOC)                                 2,000,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-
                 continued 1

                 TEXAS-4.6%
  $  7,500,000   Harris County, TX HFDC,

                 Revenue Refunding Bonds
                 (Series 1986), 4.95% CP
                 (Young Men's Christian
                 Association of the Greater
                 Houston Area)/(Bank of
                 Tokyo-Mitsubishi Ltd.
                 LOC), Mandatory Tender

                 5/4/1999                        $    7,500,000
     1,000,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1993), 3.85%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 6/9/1999                             1,000,000
                 TOTAL                                8,500,000

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 2                $ 184,759,969


 Securities that are subject to Alternative Minimum Tax represent 74.3% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations "NRSROs'" or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
98.54%       1.46%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($185,281,754) at April 30, 1999.

The following acronyms are used throughout this portfolio:

BANs    -Bond Anticipation Notes
COL     -Collateralized
CP      -Commercial Paper
EDA     -Economic Development Authority

GNMA    -Government National Mortgage Association
GTD     -Guaranty
HFA     -Housing Finance Authority
HFDC    -Health Facility Development Corporation
IDA     -Industrial Development Authority
IDB     -Industrial Development Bond
IDRBs   -Industrial Development Revenue Bonds
INS     -Insured
INV     -Investment Agreement
LIQ     -Liquidity Agreement
LLC     -Limited Liability Company
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series
PAC     -Planned Amortization Class
PLC     -Public Limited Company
SA      -Support Agreement
SFM     -Single Family Mortgage
TANs    -Tax Anticipation Notes
TOBs    -Tender Option Bonds
VRDNs   -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 184,759,969
Cash                                                576,431
Income receivable                                   982,727
TOTAL ASSETS                                    186,319,127
LIABILITIES:

Payable for shares

redeemed                        $ 564,000
Income distribution
payable                           428,153
Accrued expenses                   45,220
TOTAL LIABILITIES                                 1,037,373
Net assets for 185,281,754
shares outstanding                            $ 185,281,754
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$135,880,668 / 135,880,668

shares outstanding                                    $1.00
CASH II SHARES:

$49,401,086 / 49,401,086

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                           $ 5,883,204
EXPENSES:

Investment advisory fee                          $   715,208
Administrative personnel
and services fee                                     134,817
Custodian fees                                         8,148
Transfer and dividend
disbursing agent fees and
expenses                                              42,681
Directors'/Trustees' fees                              2,544
Auditing fees                                          6,182
Legal fees                                             8,153
Portfolio accounting fees                             51,905
Distribution services fee-
Cash II Shares                                       230,921
Shareholder services fee-
Institutional Shares                                 216,084
Shareholder services fee-
Cash II Shares                                       230,921
Share registration costs                              18,841
Printing and postage                                  17,372
Insurance premiums                                    41,792
Miscellaneous                                          5,598
TOTAL EXPENSES                                     1,731,167
WAIVERS:
Waiver of investment
advisory fee                    $  (330,165)
Waiver of distribution
services fee-Cash II
Shares                              (46,184)
Waiver of shareholder
services fee-Institutional
Shares                              (51,860)
TOTAL WAIVERS                                       (428,209)
Net expenses                                                         1,302,958
Net investment income                                              $ 4,580,246


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS

                                           ENDED

                                      (unaudited)            YEAR ENDED
                                        APRIL 30,            OCTOBER 31,

                                            1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      4,580,246       $     15,157,508
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                  (2,295,932)           (11,792,073)
Cash II Shares                        (2,284,314)            (3,365,435)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                       (4,580,246)           (15,157,508)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               986,484,084          2,197,187,196
Net asset value of shares
issued to shareholders in
payment of
distributions declared                   905,010              7,838,269
Cost of shares redeemed           (1,031,140,330)        (2,518,608,888)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         (43,751,236)          (313,583,423)
Change in net assets                 (43,751,236)          (313,583,423)
NET ASSETS:

Beginning of period                  229,032,990            542,616,413
End of period                   $    185,281,754       $    229,032,990


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                   SIX MONTHS

                                        ENDED

                                   (unaudited)

                                     APRIL 30,                     YEAR ENDED OCTOBER 31,

                                         1999           1998         1997         1996         1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD                    $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                    0.01           0.03         0.03         0.03         0.04        0.004
LESS DISTRIBUTIONS:

Distributions from

net investment income                   (0.01)         (0.03)       (0.03)       (0.03)       (0.04)      (0.004)
NET ASSET VALUE,
END OF PERIOD                          $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                           1.32%          3.09%        3.20%        3.20%        3.60%       0.35%

RATIOS TO
AVERAGE NET ASSETS:

Expenses                                 0.60% 3       0.58%        0.54%        0.49%        0.45%       0.28% 3
Net investment income                    2.66% 3       2.96%        3.15%        3.17%        3.58%       3.28% 3
Expenses 4                               0.85% 3       0.77%        0.79%        0.83%        0.87%       1.31% 3
Net investment income 4                  2.41% 3       2.77%        2.90%        2.83%        3.16%       2.25% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $135,881      $157,194     $479,860     $500,993     $153,347     $53,966


1 Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis

4 During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS

                                             ENDED

                                        (unaudited)

                                          APRIL 30,            YEAR ENDED OCTOBER 31,
                                              1999          1998        1997        1996 1

NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.01          0.03        0.03        0.03
LESS DISTRIBUTIONS:

Distributions from net

investment income                            (0.01)        (0.03)      (0.03)      (0.03)
NET ASSET VALUE,
END OF PERIOD                               $ 1.00        $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                1.19%         2.83%       2.94%       2.80%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.85%  3      0.85%       0.80%       0.65% 3
Net investment income                         2.47%  3      2.83%       2.88%       3.07% 3
Expenses 4                                    1.08%  3      1.04%       1.04%       1.09% 3
Net investment income 4                       2.24%  3      2.64%       2.64%       2.64% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                              $49,401       $71,839     $62,756     $31,824


1 Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $185,281,754.

Transactions in shares were as follows:


                                SIX MONTHS

                                     ENDED           YEAR ENDED
                                 APRIL 30,          OCTOBER 31,

                                      1999                 1998
INSTITUTIONAL SHARES:
Shares sold                    453,852,014        1,551,253,164
Shares issued to
shareholders in payment of
distributions declared            828,027            7,690,503
Shares redeemed               (475,992,956)      (1,881,610,584)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (21,312,915)        (322,666,917)



                                SIX MONTHS

                                     ENDED              YEAR ENDED
                                 APRIL 30,              OCTOBER 31,

                                      1999             1998
CASH II SHARES:
Shares sold                    532,632,070          645,934,032
Shares issued to
shareholders in payment of
distributions declared              76,983              147,766
Shares redeemed               (555,147,374)        (636,998,304)
NET CHANGE RESULTING FROM

CASH II SHARE TRANSACTIONS     (22,438,321)           9,083,494
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (43,751,236)        (313,583,423)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                       PERCENTAGE OF
                       AVERAGE DAILY
                       NET ASSETS

SHARE CLASS            OF CLASS
Institutional Shares   0.25%
Class II Shares        0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 1999, Institutional Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following effective date.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $779,850,000 and $853,850,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 69.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.5% of total investments.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Florida Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229758
Cusip 314229683
G00827-02 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Georgia Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Georgia income tax 1- through a portfolio concentrated in high-quality, short-term Georgia municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share. The fund's net assets totaled $193.7 million at the end of the reporting period.

Thank you for relying on Georgia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the period was 51 days, reflecting declining interest rates that occurred last fall. Over the reporting period, the fund's average maturity ranged from 45 to 60 days reflecting the relative value found in fixed-rate notes over the period. At the end of the reporting period the fund's average maturity was at 46 days, a neutral stance. This average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yield for the fund's shares was 3.22% 2 on April 30, 1999 compared to 3.01% on November 1, 1998. Most of the increase in yield came at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yield was the equivalent of a 5.33% taxable yield for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                  VALUE

                SHORT-TERM MUNICIPALS-
                99.5% 1
                GEORGIA-99.5%

  $ 4,500,000   Athens-Clarke County, GA
                IDA, (Series 1988), 2.85%
                CP (Rhone Merieux, Inc.
                Project)/(Societe
                Generale, Paris LOC),
                Mandatory Tender 5/18/1999       $   4,500,000
    1,400,000   Athens-Clarke County, GA
                IDA, (Series 1997) Weekly
                VRDNs (Armagh Capital
                Resource, LLC)/(Wachovia
                Bank of NC, N.A., Winston-

                Salem LOC)                           1,400,000
    1,600,000   Atlanta, GA, Urban
                Residential Finance
                Authority, Multi-Family
                Housing Revenue Bonds
                (Series 1995) Weekly VRDNs
                (West End Housing
                Development
                Project)/(First Union
                National Bank, Charlotte,

                NC LOC)                              1,600,000
    2,000,000   Bibb County, GA, PT-199,
                3.70% TOBs (Georgia State
                GTD)/(Bayerische
                Hypotheken-und Vereinsbank
                AG LIQ), Optional Tender

                5/20/1999                            2,000,000

    3,730,000   Brunswick, GA, Housing
                Authority, (Series S93)
                Weekly VRDNs (Island
                Square
                Apartments)/(Columbus Bank

                and Trust Co., GA LOC)               3,730,000
    2,860,000   Cedartown, GA Development
                Authority, (Series 1998)
                Weekly VRDNs
                (Rome Plow Co.)/(SunTrust

                Bank, Miami LOC)                     2,860,000
    1,345,000   Cherokee County, GA
                Development Authority,
                IDRB Weekly VRDNs
                (Morrison Products,

                GA)/(KeyBank, N.A. LOC)              1,345,000
      500,000   Clayton County, GA
                Development Authority,
                (Series 1994) Weekly VRDNs
                (Lear Seating
                Corp.)/(Chase Manhattan

                Bank N.A., New York LOC)               500,000
      550,000   Clayton County, GA Housing
                Authority, Revenue
                Refunding Bonds (Series
                1992) Weekly VRDNs (Oxford
                Townhomes
                Project)/(Amsouth Bank

                N.A., Birmingham LOC)                  550,000
    1,635,000   Cobb County, GA IDA Weekly
                VRDNs (Atlanta RDC
                Co.)/(First Union National

                Bank, Charlotte, NC LOC)             1,635,000
    1,600,000   Cobb County, GA IDA, IDRB
                (Series 1995) Weekly VRDNs
                (Consolidated Engineering

                Co., Inc.
                Project)/(Nationsbank,

                N.A., Charlotte LOC)                 1,600,000
      770,000   Columbia County, GA
                Development Authority,
                (Series 1991) Weekly VRDNs
                (Augusta Sportswear,
                Inc.)/(Wachovia Bank of
                NC, N.A., Winston-Salem

                LOC)                                   770,000

      560,000   Columbus, GA IDA, (Series
                1990) Weekly VRDNs (R. P.

                Real Estate,
                Inc.)/(Columbus Bank and

                Trust Co., GA LOC)                     560,000
    3,000,000   Coweta County, GA IDA,
                (Series 1995) Weekly VRDNs
                (Lanelco L.L.C.
                Project)/(NBD Bank,

                Michigan LOC)                        3,000,000
    6,000,000   Crisp County, GA
                Development Authority,
                (Series B), 4.20% TOBs
                (Masonite
                Corp.)/(International
                Paper Co. GTD), Optional

                Tender 9/1/1999                      6,000,000
    9,000,000   Crisp County, GA Solid
                Waste Management
                Authority, (Series 1998)
                Weekly VRDNs (FSA
                INS)/(First Union National

                Bank, Charlotte, NC LIQ)             9,000,000
    1,250,000   De Kalb County, GA
                Development Authority
                Weekly VRDNs (Rock-Tenn
                Company, Inc.
                Project)/(SunTrust Bank,

                Atlanta LOC)                         1,250,000
    1,275,000   De Kalb County, GA
                Development Authority,
                (Series 1992) Weekly VRDNs
                (House of Cheatham, Inc.
                Project)/(Nationsbank,

                N.A., Charlotte LOC)                 1,275,000

PRINCIPAL

AMOUNT                                                  VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                GEORGIA-CONTINUED

 $    600,000   De Kalb County, GA
                Development Authority,
                (Series 1993) Weekly VRDNs
                (Pet, Inc.)/(PNC Bank,
                N.A. LOC)                       $      600,000
    2,000,000   De Kalb County, GA
                Development Authority,
                (Series 1995) Weekly VRDNs
                (Rock-Tenn Converting
                Co.)/(SunTrust Bank,

                Atlanta LOC)                         2,000,000
    1,180,000   De Kalb County, GA
                Development Authority,
                (Series 1996) Weekly VRDNs
                (DeKalb Steel,
                Inc.)/(SouthTrust Bank of

                Georgia, Atlanta LOC)                1,180,000
    4,000,000   De Kalb County, GA Multi-
                Family Housing Authority,
                Multi-Family Housing
                Revenue Bonds (Series
                1996) Weekly VRDNs (Bryton
                Hill Apartments)/(PNC

                Bank, N.A. LOC)                      4,000,000
    5,000,000   Doughery County, GA School
                System, 3.62% TANs,

                12/30/1999                           5,011,933

    3,000,000   Douglas County, GA
                Development Authority,
                (Series 1997) Weekly VRDNs
                (Austral Insulated
                Products, Inc.)/(Regions

                Bank, Alabama LOC)                   3,000,000
      740,000   Douglas County, GA
                Development Authority,
                (Series 1997) Weekly VRDNs
                (Paul B. Goble)/(Wachovia
                Bank of NC, N.A., Winston-

                Salem LOC)                             740,000
    5,585,000   Douglas County, GA
                Development Authority,
                (Series 1998A) Weekly
                VRDNs
                (Heritage Bag)/(Wachovia
                Bank of NC, N.A., Winston-

                Salem LOC)                           5,585,000
    2,000,000   Douglas County, GA School
                District, 4.75% Bonds,

                1/1/2000                             2,020,310

    2,000,000   Forsythe County, GA
                Development Authority,
                IDRB (Series 1995) Weekly
                VRDNs (American BOA, Inc.
                Project)/(Dresdner Bank

                AG, Frankfurt LOC)                   2,000,000
    1,240,000   Franklin County, GA
                Industrial Building
                Authority, (Series 1995)
                Weekly VRDNs
                (Bosal Industries,
                Inc.)/(Bank of New York,

                New York LOC)                        1,240,000
    3,400,000   Fulton County, GA
                Development Authority,
                (Series 1998) Weekly VRDNs
                (Morehouse School of
                Medicine)/(SunTrust Bank,

                Atlanta LOC)                         3,400,000
    2,200,000   Fulton County, GA IDA
                Weekly VRDNs (Automatic

                Data Processing, Inc.)               2,200,000
    2,550,000   Fulton County, GA IDA
                Weekly VRDNs (C.K.S.
                Packaging,
                Inc.)/(SouthTrust Bank of

                Georgia, Atlanta LOC)                2,550,000
    2,000,000   Fulton County, GA IDA,
                (Series 1997) Weekly VRDNs
                (In-Store Media
                Corp.)/(SunTrust Bank,

                Atlanta LOC)                         2,000,000
    3,000,000   Gainesville, GA
                Redevelopment Authority,
                Downtown Developments, Ltd.
                (Series 1987) Weekly VRDNs
                (Downtown Developments,
                Ltd.)/(Regions Bank,

                Alabama LOC)                         3,000,000
      300,000   Gainesville, GA
                Redevelopment Authority,
                IDRB (Series 1986) Weekly
                VRDNs (Hotel of
                Gainesville Associates
                Project)/(Regions Bank,

                Alabama LOC)                           300,000
    5,000,000   Georgia Municipal Electric
                Authority, (Series A),
                5.50% Bonds (AMBAC INS),

                1/1/2000                             5,079,392

    5,675,000   Georgia Municipal Electric
                Authority, (Series Z),

                4.50% Bonds, 1/1/2000                5,719,207
    1,800,000   Georgia Ports Authority,
                (Series 1996A) Weekly
                VRDNs (Colonel's Island
                Terminal)/(SunTrust Bank,

                Atlanta LOC)                         1,800,000
    5,200,000   Georgia State HFA, (Series
                1990C), 3.20% TOBs (First
                National Bank of Chicago
                LIQ), Optional Tender

                6/1/1999                             5,200,000
    4,690,000   Georgia State, UT GO, 5.25%
                Bonds, 10/1/1999                     4,731,628

PRINCIPAL

AMOUNT                                                  VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                GEORGIA-CONTINUED
 $  2,970,000   Gwinnett County, GA IDA,

                (Series 1996) Weekly VRDNs
                (Sidel, Inc. Project)/
                (Nationsbank, N.A.,

                Charlotte LOC)                  $    2,970,000
      630,000   Gwinnett County, GA IDA,
                (Series 1997) Weekly VRDNs
                (Virgil R. Williams, Jr.)/
                (Wachovia Bank of NC, N.A.,

                Winston-Salem LOC)                     630,000
    2,200,000   Gwinnett County, GA IDA,
                (Series 1998) Weekly VRDNs
                (Pace Manufacturing,
                Inc.)/ (Amsouth Bank N.A.,

                Birmingham LOC)                      2,200,000
    1,500,000   Hart County, GA IDA,
                Revenue Bonds (Series
                1996) Weekly VRDNs (Rock-
                Tenn Converting Co.
                Project)/(SunTrust Bank,

                Atlanta LOC)                         1,500,000
    6,750,000   Jackson County, GA IDA,
                (Series 1996) Weekly VRDNs
                (Buhler Quality Yarns
                Corp. Project)/(UBS AG

                LOC)                                 6,750,000
    1,250,000   Jackson County, GA IDA,
                (Series 1997) Weekly VRDNs
                (Mullett Co.)/(Wachovia
                Bank of NC, N.A., Winston-

                Salem LOC)                           1,250,000
    1,200,000   Jefferson, GA Development
                Authority, (Series 1997)
                Weekly VRDNs (Ringwood

                Containers,
                L.P.)/(Wachovia Bank of
                NC, N.A., Winston-Salem

                LOC)                                 1,200,000
    3,145,000   La Grange, GA, Multi-
                Family Housing Authority,
                Revenue Bonds, 4.00% TOBs
                (Lee's Crossing Project
                Phase II)/(Columbus Bank
                and Trust Co., GA LOC),

                Optional Tender 5/1/1999             3,145,000
    2,965,000   La Grange, GA, Multi-
                Family Housing Authority,
                Revenue Bonds, 4.00% TOBs
                (Lee's Crossing Project
                Phase I)/(Columbus Bank
                and Trust Co., GA LOC),

                Optional Tender 5/1/1999             2,965,000
    3,630,000   La Grange, GA Housing
                Authority, Multi-Family
                Refunding Revenue Bonds
                (Series 1997) Weekly VRDNs
                (Greenwood Park)/(Columbus

                Bank and Trust Co., GA LOC)          3,630,000
    3,465,000   La Grange, GA Housing
                Authority, Multi-Family
                Refunding Revenue Bonds
                (Series 1997) Weekly VRDNs
                (Meadow Terrace)/(Columbus

                Bank and Trust Co., GA LOC)          3,465,000
      300,000   Macon-Bibb County, GA
                Industrial Authority, IDRB
                (Series 1990) Weekly VRDNs
                (Diamond Plastics Corp.
                Project)/(Nationsbank,

                N.A., Charlotte LOC)                   300,000
    1,280,000   Macon-Bibb County, GA
                Urban Development
                Authority, Refunding
                Revenue Bonds (Series
                1995) Weekly VRDNs (Macon
                Hotel Investors
                Project)/(NBD Bank,

                Michigan LOC)                        1,280,000
    4,470,000   Marietta, GA Housing
                Authority, Multi-Family
                Housing Revenue Bonds
                (Series 1995) Weekly VRDNs
                (Chalet Apartments
                Project)/(General Electric

                Capital Corp. LOC)                   4,470,000
    2,000,000   McDuffie County, GA
                Development Authority,
                (Series 1998), 3.90% CP
                (Temple-Inland Forest
                Products Corp.)/(Temple-
                Inland, Inc. GTD),

                Mandatory Tender 5/11/1999           2,000,000
    2,500,000   Metropolitan Atlanta Rapid
                Transit Authority, Floater
                Certificates (Series 1998-
                59) Weekly VRDNs (MBIA
                INS)/(Morgan Stanley, Dean
                Witter Municipal

                Funding, Inc. LIQ)                   2,500,000
      565,000   Milledgeville & Baldwin
                County, GA Development
                Authority, (Series 1997)
                Weekly VRDNs (Oconee Area

                Properties,
                Inc.)/(Wachovia Bank of

                NC, N.A.,

                Winston-Salem LOC                      565,000
    2,900,000   Rockdale County, GA
                Development Authority,
                (Series 1995) Weekly VRDNs
                (Great Southern Wood
                Preserving Co.)/(SunTrust

                Bank, Central Florida LOC)           2,900,000
PRINCIPAL

AMOUNT                                                  VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                GEORGIA-CONTINUED

 $  1,840,000   Rockdale County, GA
                Hospital Authority,
                Revenue Anticipation
                Certificates (Series 1994)
                Weekly VRDNs (Rockdale
                Hospital)/(SunTrust Bank,
                Atlanta LOC)                    $    1,840,000
    4,000,000   Rome, GA, 3.25% TANs,
                12/31/1999                           4,002,073

    4,600,000   Roswell, GA Housing
                Authority, Multi-Family
                Housing Refunding Revenue
                Bonds (Series 1988A)
                Weekly VRDNs (Belcourt
                Ltd. Project)/(Northern
                Trust Co.,
                Chicago, IL LOC)                     4,600,000
    6,550,000   Savannah, GA EDA, (Series
                1995A) Weekly VRDNs (Home

                Depot, Inc.)                         6,550,000
    6,000,000   Screven County, GA IDA,
                (Series 1995) Weekly VRDNs
                (Sylvania Yarn Systems,
                Inc. Project)/(SunTrust

                Bank, Atlanta LOC)                   6,000,000
    3,350,000   Stephens County, GA
                Development Authority,
                (Series 1999) Weekly VRDNs
                (Toccoa Packaging,
                Inc.)/(SouthTrust Bank of

                Alabama, Birmingham LOC)             3,350,000
    5,000,000   Summerville, GA
                Development Authority,
                (Series 1997) Weekly VRDNs
                (Image Industries,
                Inc.)/(First Union
                National Bank, Charlotte,

                NC LOC)                              5,000,000
    3,450,000   Upson County, GA, 3.63%
                TANs, 12/31/1999                     3,453,338
    1,410,000   Walker County, GA, (Series
                1998), 4.00% Bonds,

                8/1/1999                             1,410,852
    1,000,000   Wayne County, GA, IDA,
                Revenue Bonds, (Series
                1995) Weekly VRDNs
                (Harsco Corp.)/(Nationsban

                k, N.A., Charlotte LOC)              1,000,000

    3,335,000   Whitfield County, GA
                Development Authority
                Weekly VRDNs (Franklin
                Industries Inc.,
                Project)/(Nationsbank,

                N.A., Charlotte LOC)                 3,335,000
    1,645,000   Whitfield County, GA
                Development Authority,
                (Series 1996) Weekly VRDNs
                (AMC International, Inc.
                Project)/(SouthTrust Bank
                of Alabama, Birmingham

                LOC)                                 1,645,000
                TOTAL                              192,838,733

                TOTAL INVESTMENTS (AT

                AMORTIZED COST) 2                $ 192,838,733


 Securities that are subject to Alternative Minimum Tax represent 68.7% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
92.89%       7.11%


2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($193,720,797) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation CP -Commercial Paper EDA -Economic Development Authority FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance TANs -Tax Anticipation Notes TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 192,838,733
Cash                                                371,377
Income receivable                                 1,049,573
Deferred organizational
costs                                                 8,307
Other assets                                         11,400
TOTAL ASSETS                                    194,279,390
LIABILITIES:

Payable for shares

redeemed                        $  30,000
Income distribution
payable                           475,505
Accrued expenses                   53,088
TOTAL LIABILITIES                                   558,593
Net assets for 193,720,797
shares outstanding                            $ 193,720,797
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$193,720,797 / 193,720,797

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                         $ 3,551,859

EXPENSES:

Investment advisory fee                         $  537,884
Administrative personnel
and services fee                                    81,113
Custodian fees                                       5,185
Transfer and dividend
disbursing agent fees and
expenses                                            14,136
Directors'/Trustees' fees                            1,065
Auditing fees                                        5,951
Legal fees                                           4,464
Portfolio accounting fees                           27,503
Shareholder services fee                           268,942
Share registration costs                            15,387
Printing and postage                                 7,392
Insurance premiums                                   9,582
Miscellaneous                                        5,054
TOTAL EXPENSES                                     983,658
WAIVERS:
Waiver of investment
advisory fee                   $  (391,986)
Waiver of shareholder
services fee                      (64,546)
TOTAL WAIVERS                                     (456,532)
Net expenses                                                         527,126
Net investment income                                            $ 3,024,733


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                    SIX MONTHS

                                         ENDED                 YEAR
                                   (unaudited)                ENDED

                                     APRIL 30,          OCTOBER 31,
                                          1999                 1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    3,024,733       $    5,625,121
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (3,024,733)          (5,625,121)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             360,159,368          632,771,755
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,394,580            3,758,781
Cost of shares redeemed           (335,930,936)        (590,290,954)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        25,623,012           46,239,582
Change in net assets                25,623,012           46,239,582
NET ASSETS:

Beginning of period                168,097,785          121,858,203
End of period                   $  193,720,797       $  168,097,785


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                     YEAR ENDED OCTOBER 31,
                                                  1999           1998         1997         1996         1995 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03         0.03         0.01
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)       (0.03)       (0.03)       (0.01)
NET ASSET VALUE, END OF PERIOD                  $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 2                                    1.41%          3.33%        3.38%        3.37%        0.73%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.49% 3        0.49%        0.49%        0.46%        0.25% 3
Net investment income                             2.81% 3        3.28%        3.33%        3.31%        3.81% 3
Expenses 4                                        0.91% 3        0.93%        0.92%        0.98%        1.00% 3
Net investment income 4                           2.39% 3        2.84%        2.90%        2.79%        3.06% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $193,721       $168,098     $121,858     $122,940     $111,278


1 Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $193,720,797.

Transactions in shares were as follows:



                                SIX MONTHS             YEAR
                                     ENDED            ENDED

                                 APRIL 30,      OCTOBER 31,
                                      1999             1998

Shares sold                    360,159,368      632,771,755
Shares issued to
shareholders in payment of
distributions declared           1,394,580        3,758,781
Shares redeemed               (335,930,936)    (590,290,954)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              25,623,012       46,239,582


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $13,648 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized during the five-year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Director/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $261,765,000 and $207,890,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 75.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.7% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Georgia Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Georgia Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229691

G01478-01 (6/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial data is included for the fund's Institutional Service Shares and Boston 1784 Funds SM Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Massachusetts state income tax 1-through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for both Institutional Service Shares and Boston 1784 Funds Shares. The fund's total net assets reached $478.2 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressure was absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjuction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 60 days. The fund remained in a 55 to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                    VALUE

                   SHORT-TERM MUNICIPALS-
                   99.3% 1
                   MASSACHUSETTS-95.5%

  $  7,000,000     ABN AMRO MuniTOPS
                   Certificates Trust
                   (Massachusetts Non-AMT)
                   Series 1998-12 Weekly
                   VRDNs (Massachusetts Water
                   Resources Authority)/
                   (MBIA INS)/(ABN AMRO Bank
                   N.V., Amsterdam LIQ)           $    7,000,000
     6,128,000     Attleboro, MA, 3.80% BANs,
                   7/2/1999                            6,128,994
    39,867,984     Clipper Tax-Exempt Trust,
                   (Series A) Weekly VRDNs
                   (Massachusetts State
                   Lottery Commission)/(AMBAC
                   Financial Group, Inc.
                   INS)/(State Street Bank

                   and Trust Co. LIQ)                 39,867,984
     3,000,000     Commonwealth of
                   Massachusetts Weekly VRDNs
                   (AMBAC Financial Group,
                   Inc. INS)/(Citibank N.A.,

                   New York LIQ)                       3,000,000
    14,300,000     Commonwealth of
                   Massachusetts, (1997
                   Series B) Weekly VRDNs
                   (Landesbank Hessen-

                   Thueringen, Frankfurt LIQ)         14,300,000
     7,675,000     Commonwealth of

                   Massachusetts, (Series 1998 FR/RI-A20) Weekly VRDNs (MBIA
                   INS)/(National Westminster Bank, PLC, London LIQ) 7,675,000

     3,200,000     Framingham, MA IDA Weekly
                   VRDNs (Perini
                   Corp.)/(Barclays Bank PLC,

                   London LOC)                         3,200,000
     2,430,000     Gloucester, MA, 3.75%
                   BANs, 8/5/1999                      2,434,054
     3,000,000     Littleton, MA, 3.70% BANs,
                   10/16/1999                          3,008,648
     2,190,000     Mansfield, MA, 3.40% BANs,
                   10/28/1999                          2,193,130

    23,000,000     Massachusetts Bay Transit
                   Authority, BOCM Municipal
                   Trust Certificate MTC #34
                   Weekly VRDNs (FGIC
                   INS)/(Bank One Capital

                   Holdings Corp. LIQ)                23,000,000
     3,000,000     Massachusetts Development
                   Finance Agency, (1998
                   Series A) Weekly VRDNs
                   (Shady Hill School)/(State
                   Street Bank and Trust Co.

                   LOC)                                3,000,000
     1,750,000     Massachusetts HEFA,
                   (Series 1999) Weekly VRDNs
                   (CIL Realty of
                   Massachusetts)/(Credit

                   Local de France LOC)                1,750,000
    15,800,000     Massachusetts HEFA,
                   (Series A) Weekly VRDNs
                   (Brigham & Women's
                   Hospital)/(Landesbank
                   Hessen-Thueringen,

                   Frankfurt LOC)                     15,800,000
     3,020,000     Massachusetts HEFA,
                   (Series A) Weekly VRDNs
                   (New England Home For
                   Little
                   Wanderers)/(BankBoston,

                   N.A. LOC)                           3,020,000
     1,800,000     Massachusetts HEFA,
                   (Series B) Weekly VRDNs
                   (Clark University)/(Fleet

                   Bank N.A. LOC)                      1,800,000
     4,725,000     Massachusetts HEFA,
                   (Series B) Weekly VRDNs
                   (Endicott
                   College)/(BankBoston, N.A.

                   LOC)                                4,725,000
     9,915,000     Massachusetts HEFA,
                   (Series B) Weekly VRDNs
                   (Hallmark Health System)/
                   (FSA INS)/(Fleet National

                   Bank, Springfield, MA LIQ)          9,915,000
PRINCIPAL

AMOUNT                                                    VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MASSACHUSETTS-CONTINUED
 $  12,015,000     Massachusetts HEFA,

                   (Series F) Weekly VRDNs
                   (Children's Hospital of

                   Boston)                        $   12,015,000
    13,200,000     Massachusetts HEFA,
                   (Series I) Weekly VRDNs

                   (Harvard University)               13,200,000
     6,250,000     Massachusetts HEFA, 3.00%
                   CP (Harvard University),

                   Mandatory Tender 5/17/1999          6,250,000
     1,800,000     Massachusetts IFA, (Series
                   1992) Weekly VRDNs
                   (Holyoke Water Power Co.)/
                   (Canadian Imperial Bank of
                   Commerce LOC)  1,800,000

    17,100,000     Massachusetts IFA, (Series
                   1992B), 2.75% CP (New
                   England Power Co.),

                   Mandatory Tender 5/13/1999         17,100,000
    19,000,000     Massachusetts IFA, (Series

                   1992B), 3.05% CP (New
                   England Power Co.),

                   Mandatory Tender 5/17/1999         19,000,000
     5,900,000     Massachusetts IFA, (Series

                   1994) Weekly VRDNs (Nova
                   Realty Trust)/(Fleet
                   National Bank,

                   Springfield, MA LOC)                5,900,000
     5,925,000     Massachusetts IFA, (Series
                   1995) Weekly VRDNs
                   (Goddard House)/

                   (Fleet Bank N.A. LOC)               5,925,000
     5,800,000     Massachusetts IFA, (Series
                   1995) Weekly VRDNs
                   (Whitehead Institute for

                   Biomedical Research)                5,800,000
     7,009,000     Massachusetts IFA, (Series
                   1996) Weekly VRDNs (Newbury College)/(BankBoston, N.A.

                   LOC)                                7,009,000

     2,500,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts
                   Society for the Prevention of Cruelty to Animals)/(Fleet
                   National Bank,

                   Springfield, MA LOC)                2,500,000
     5,885,000     Massachusetts IFA, (Series
                   1997) Weekly VRDNs (Mount Ida College)/(Credit Local de
                   France LOC) 5,885,000

     4,800,000     Massachusetts IFA, (Series
                   1998A) Weekly VRDNs (JHC
                   Assisted Living
                   Corp.)/(Fleet National

                   Bank, Springfield, MA LOC)          4,800,000
     1,325,000     Massachusetts IFA, (Series
                   A) Weekly VRDNs (Hockomock
                   YMCA)/(Bank of Nova

                   Scotia, Toronto LOC)                1,325,000
     9,740,000     Massachusetts IFA, (Series
                   B) Weekly VRDNs (Williston
                   North Hampton
                   School)/(Fleet National

                   Bank, Springfield, MA LOC)          9,740,000
    14,000,000     Massachusetts Municipal
                   Wholesale Electric Co.,
                   Power Supply System
                   Revenue Bonds (1994 Series
                   C) Weekly VRDNs (Canadian
                   Imperial Bank of Commerce

                   LOC)                               14,000,000

     9,000,000     Massachusetts Port Authority, PT-1073 (Series 1998-D) Weekly
                   VRDNs (Bank of America NT and SA, San Francisco LIQ)
                   9,000,000

     5,000,000     Massachusetts State HFA,
                   Multi-Family Refunding
                   Revenue Bonds (1995 Series
                   A) Weekly VRDNs (Republic
                   National Bank of New York

                   LIQ)                                5,000,000
     9,290,000  2  Massachusetts State HFA,
                   PT-162, 3.25% TOBs (MBIA
                   INS)/(Banque Nationale de
                   Paris LIQ), Optional

                   Tender 2/10/2000                    9,290,000
    27,545,000     Massachusetts Turnpike
                   Authority, Variable Rate
                   Certificates (Series
                   1997N) Weekly VRDNs (MBIA
                   INS)/(Bank of America NT

                   and SA, San Francisco LIQ)         27,545,000
PRINCIPAL

AMOUNT                                                    VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MASSACHUSETTS-CONTINUED

 $   9,200,000     Massachusetts Water
                   Resources Authority,
                   (Series 1994), 3.00% CP
                   (Morgan Guaranty Trust
                   Co., New York LOC),
                   Mandatory Tender 5/14/1999     $    9,200,000
     6,000,000     Massachusetts Water
                   Resources Authority,
                   (Series 1999A) Weekly
                   VRDNs (AMBAC Financial
                   Group, Inc. INS)/(Bank of
                   Nova Scotia, Toronto,
                   Commerzbank AG, Frankfurt
                   and Credit Local de France

                   LIQs)                               6,000,000
     3,700,000     Massachusetts Water
                   Resources Authority,
                   (Series A), 6.00% Bonds
                   (United States Treasury

                   PRF), 4/1/2000 (@100)               3,794,769

     8,000,000     Massachusetts Water Resources Authority, PT- 1078 Weekly
                   VRDNs (MBIA INS)/(Bank of America NT

                   and SA, San Francisco LIQ)          8,000,000
     1,940,000     Medway, MA, 3.32% BANs,
                   3/14/2000                           1,941,132
     6,205,000     Melrose, MA, 3.80% BANs,
                   8/19/1999                           6,207,689
     9,300,000     Middleborough, MA, 3.25%
                   BANs, 9/21/1999                     9,309,608
     5,025,000     New England Educational
                   Loan Marketing Corp.,
                   (Series H), 4.75% Bonds,

                   12/1/1999                           5,068,730
     1,117,500     Newbury, MA, 4.00% BANs,
                   8/13/1999                           1,118,111
     7,044,000     Paxton, MA, 4.00% BANs,
                   6/18/1999                           7,045,783
     2,220,000     Plymouth, MA, 3.25% BANs,
                   10/21/1999                          2,222,448
     1,257,000     Randolph, MA, 4.00% BANs,
                   6/18/1999                           1,257,305
     5,000,000     Randolph, MA, 4.00% BANs,
                   7/13/1999                           5,001,920
     1,595,000     Randolph, MA, 4.00% BANs,
                   8/20/1999                           1,596,401
     2,980,000     Springfield, MA, 4.00%
                   BANs (Fleet National Bank,
                   Springfield, MA LOC),

                   6/25/1999                           2,981,297
     2,141,500     Stoughton, MA, 3.20% BANs,
                   12/16/1999                          2,143,359
     1,424,000     Stow, MA, 3.50% BANs,
                   2/15/2000                           1,427,281
     1,993,818     Stow, MA, 3.50% BANs,
                   2/4/2000                            1,999,717
     5,768,000     Stow, MA, 3.80% BANs,
                   8/20/1999                           5,768,842
     2,000,000     Topsfield, MA, 3.75% BANs,
                   9/23/1999                           2,003,444
     1,540,000     Ware, MA, 4.00% BANs,
                   6/26/1999                           1,540,567
     3,200,000     Westfield, MA, 3.75% BANs,
                   10/22/1999                          3,210,358
    11,000,000     Westford, MA, 3.50% BANs,
                   4/14/2000                          11,035,550

     6,120,000   2 Weymouth, MA Housing
                   Authority, PT 1062, 3.80%
                   TOBs (Queen Ann
                   Apartments)/(Merrill Lynch
                   Capital Services, Inc.
                   LIQ)/(Merrill Lynch
                   Capital Services, Inc.
                   LOC), Optional Tender
                   8/5/1999                            6,120,000
     3,300,000     Weymouth, MA, 3.50% BANs,
                   4/12/2000                           3,310,602

     5,000,000     Woods Hole, MA Marthas
                   Vineyard Steamship
                   Authority, 3.00% BANs
                   (Commonwealth of
                   Massachusetts GTD),

                   5/18/1999                           5,000,472

PRINCIPAL

AMOUNT                                                    VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MASSACHUSETTS-CONTINUED
 $   7,375,000     Worcester, MA, 4.00% BANs,

                   8/26/1999                      $    7,379,535
                   TOTAL                             456,586,730
                   PUERTO RICO-3.8%

    18,250,000     Commonwealth of Puerto
                   Rico, Floating Rate Trust
                   Receipts (Series 1997)
                   Weekly VRDNs (Commerzbank
                   AG, Frankfurt
                   LIQ)/(Commerzbank AG,

                   Frankfurt LOC)                     18,250,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3               $ 474,836,730


1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   Second Tier

 98.48%      1.52%


2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $15,410,000, which represents 3.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($478,157,229) at April 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GTD -Guaranty HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority IDA -Industrial Development Authority IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company PRF -Prerefunded SA -Support Agreement TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 474,836,730
Cash                                                392,828
Income receivable                                 3,921,778
TOTAL ASSETS                                    479,151,336
LIABILITIES:

Income distribution

payable                         $ 978,145
Accrued expenses                   15,962
TOTAL LIABILITIES                                   994,107
Net assets for 478,157,229
shares outstanding                            $ 478,157,229
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$290,811,748 / 290,811,748

shares outstanding                                    $1.00
BOSTON 1784 FUNDS SHARES:

$187,345,481 / 187,345,481

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                           $ 7,303,949

EXPENSES:

Investment advisory fee                          $ 1,161,059
Administrative personnel
and services fee                                     175,088
Custodian fees                                         9,093
Transfer and dividend
disbursing agent fees and
expenses                                              52,430
Directors'/Trustees' fees                              1,778
Auditing fees                                          6,705
Legal fees                                             6,478
Portfolio accounting fees                             50,994
Shareholder services fee-
Institutional Service
Shares                                               350,340
Shareholder services fee-
Boston 1784 Funds Shares                             230,189
Share registration costs                              21,621
Printing and postage                                  13,896
Insurance premiums                                    17,460
Miscellaneous                                          2,024
TOTAL EXPENSES                                     2,099,155
WAIVERS:
Waiver of investment
advisory fee                    $  (222,180)
Waiver of shareholder
services fee-Institutional
Service Shares                     (345,903)
Waiver of shareholder
services fee-Boston 1784
Funds Shares                       (230,189)
TOTAL WAIVERS                                       (798,272)
Net expenses                                                         1,300,883
Net investment income                                              $ 6,003,066


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                    SIX MONTHS

                                         ENDED                  YEAR
                                   (unaudited)                 ENDED

                                     APRIL 30,           OCTOBER 31,
                                          1999                  1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    6,003,066       $    10,788,205
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                              (3,629,598)           (6,723,838)
Boston 1784 Funds Shares            (2,373,468)           (4,064,367)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (6,003,066)          (10,788,205)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             712,490,639         1,191,190,660
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,770,559             5,640,601
Cost of shares redeemed           (656,047,060)         (993,594,809)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        59,214,138           203,236,452
Change in net assets                59,214,138           203,236,452
NET ASSETS:

Beginning of period                418,943,091           215,706,639
End of period                   $  478,157,229       $   418,943,091


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                  1999          1998         1997         1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03         0.03         0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)       (0.03)       (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                    1.30%         3.04%        3.09%        3.07%       3.34%       2.14%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.56% 2       0.55%        0.55%        0.55%       0.55%       0.55%
Net investment income                             2.59% 2       2.98%        3.05%        3.02%       3.30%       2.12%
Expenses 3                                        0.90% 2       0.91%        0.95%        0.97%       1.00%       0.90%
Net investment income 3                           2.25% 2       2.62%        2.65%        2.60%       2.85%       1.77%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $290,812      $256,386     $141,869     $119,739     $99,628     $90,013


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Boston 1784 Funds Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                  1999          1998        1997        1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                    1.30%         3.03%       3.07%       3.05%       3.30%       2.05%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.56% 2       0.57%       0.57%       0.58%       0.60%       0.64%
Net investment income                             2.58% 2       2.97%       3.03%       3.01%       3.25%       2.09%
Expenses 3                                        0.91% 2       0.93%       0.96%       1.00%       1.05%       0.99%
Net investment income 3                           2.23% 2       2.61%       2.64%       2.59%       2.80%       1.74%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $187,345      $162,557     $73,837     $54,667     $46,580     $41,912


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $478,157,229. Transactions in shares were as follows:



                                SIX MONTHS             YEAR
                                     ENDED            ENDED

                                 APRIL 30,      OCTOBER 31,
                                      1999             1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                    588,874,817      943,828,322
Shares issued to
shareholders in payment of
distributions declared             791,942        1,573,009
Shares redeemed               (555,240,651)    (830,885,045)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              34,426,108      114,516,286


                                SIX MONTHS             YEAR
                                     ENDED            ENDED

                                 APRIL 30,      OCTOBER 31,
                                      1999             1998

BOSTON 1784 FUNDS SHARES:
Shares sold                    123,615,822      247,362,338
Shares issued to
shareholders in payment of
distributions declared           1,978,617        4,067,592
Shares redeemed               (100,806,409)    (162,709,764)

NET CHANGE RESULTING FROM
BOSTON 1784 FUNDS SHARE

TRANSACTIONS                    24,788,030       88,720,166
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              59,214,138      203,236,452


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Share for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSSC and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $341,174,132 and $101,540,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 56.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.5% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Massachusetts Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Massachusetts Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229832

Cusip 314229303

1052806 (6/99)

 [Graphic]

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and its financial statements. Financial data is included for the Fund's Institutional Service Shares and Boston 1784 Funds/(SM)/ Shares.

The Fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Massachusetts state income tax* -- through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the Fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the Fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the Fund paid double tax-free dividends totaling $0.01 per share for both Institutional Service Shares and Boston 1784 Funds Shares. The Fund's total net assets reached $478.2 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson

President

June 15, 1999

*Income may be subject to the federal alternative minimum tax.

**An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the Fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

Q. What are your comments on the economy and the interest rate environment during the Fund's six month reporting period?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressure was absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral stance in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal income tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

Q. What were your strategies for the Fund during the reporting period?

At the beginning of the reporting period, the Fund's average maturity was approximately 60 days. The Fund remained in a 55 to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. As we approach mid-year, what is your outlook going forward?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the Fund. We will continue to watch, with great interest, market developments in order to best serve our municipal fund clients.

Financial Highlights

(For a share outstanding throughout each period)


                      Net                                 Net

                     Asset              Distributions    Asset                                                  Net     Net Assets
                     Value      Net        from Net      Value                            Net               Investment    End of

                   Beginning Investment   Investment      End      Total              Investment   Expenses   Income      Period
                   of Period   Income      Income      of Period Return(1) Expenses     Income       (2)       (2)         (000)

Boston 1784
  Funds Shares
Six Months Ended

  April 30, 1999

  (unaudited)          $1.00       0.01         (0.01)     $1.00   1.30%    0.56%*     2.58%*     0.91%*     2.23%*    $187,345
For the Year Ended
  October 31, 1998     $1.00       0.03         (0.03)     $1.00   3.03%    0.57%      2.97%      0.93%      2.61%     $162,557
For the Year Ended
  October 31, 1997     $1.00       0.03         (0.03)     $1.00   3.07%    0.57%      3.03%      0.96%      2.64%     $ 73,837
For the Year Ended
  October 31, 1996     $1.00       0.03         (0.03)     $1.00   3.05%    0.58%      3.01%      1.00%      2.59%     $ 54,667
For the Year Ended
  October 31, 1995     $1.00       0.03         (0.03)     $1.00   3.30%    0.60%      3.25%      1.05%      2.80%     $ 46,580
For the Year Ended
  October 31, 1994     $1.00       0.02         (0.02)     $1.00   2.05%    0.64%      2.09%      0.99%      1.74%     $ 41,912

Institutional
  Service Shares

Six Months Ended
  April 30, 1999

  (unaudited)          $1.00       0.01         (0.01)     $1.00   1.30%    0.56%*     2.59%*     0.90%*     2.25%*    $290,812
For the Year Ended
  October 31, 1998     $1.00       0.03         (0.03)     $1.00   3.04%    0.55%      2.98%      0.91%      2.62%     $256,386
For the Year Ended
  October 31, 1997     $1.00       0.03         (0.03)     $1.00   3.09%    0.55%      3.05%      0.95%      2.65%     $141,869
For the Year Ended
  October 31, 1996     $1.00       0.03         (0.03)     $1.00   3.07%    0.55%      3.02%      0.97%      2.60%     $119,739
For the Year Ended
  October 31, 1995     $1.00       0.03         (0.03)     $1.00   3.34%    0.55%      3.30%      1.00%      2.85%     $ 99,628
For the Year Ended
  October 31, 1994     $1.00       0.02         (0.02)     $1.00   2.14%    0.55%      2.12%      0.90%      1.77%     $ 90,013

*    Computed on an annualized basis.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) During the period indicated certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
April 30, 1999 (unaudited)


      Principal
       Amount

(1) Short-Term Municipals--99.3%
Massachusetts--95.5%

$           7,000,000  ABN AMRO MuniTOPS Certificates Trust                    $         7,000,000
                       (Massachusetts Non-AMT) Series 1998-12 Weekly VRDNs
                       (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN
                       AMRO Bank N.V., Amsterdam LIQ)

            6,128,000  Attleboro, MA, 3.80% BANs, 7/2/1999                               6,128,994
           39,867,984  Clipper Tax-Exempt Trust, (Series A) Weekly                      39,867,984
                       VRDNs (Massachusetts State Lottery
                       Commission)/(AMBAC Financial Group, Inc. INS)/
                       (State Street Bank and Trust Co. LIQ)

            3,000,000  Commonwealth of Massachusetts Weekly VRDNs                        3,000,000
                       (AMBAC Financial Group, Inc. INS)/(Citibank NA,
                       New York LIQ)
           14,300,000  Commonwealth of Massachusetts, (1997 Series B)                   14,300,000
                       Weekly VRDNs (Landesbank Hessen-Thueringen,
                       Frankfurt LIQ)

            7,675,000  Commonwealth of Massachusetts, (Series 1998                       7,675,000
                       FR/RI-A20) Weekly VRDNs (MBIA INS)/(National
                       Westminster Bank, PLC, London LIQ)
            3,200,000  Framingham, MA IDA Weekly VRDNs (Perini                           3,200,000
                       Corp.)/(Barclays Bank PLC, London LOC)
            2,430,000  Gloucester, MA, 3.75% BANs, 8/5/1999                              2,434,054
            3,000,000  Littleton, MA, 3.70% BANs, 10/16/1999                             3,008,648
            2,190,000  Mansfield, MA, 3.40% BANs, 10/28/1999                             2,193,130
           23,000,000  Massachusetts Bay Transit Authority, BOCM                        23,000,000
                       Municipal Trust Certificate MTC #34 Weekly VRDNs
                       (FGIC INS)/(Bank One Capital Holdings Corp. LIQ)
            3,000,000  Massachusetts Development Finance Agency, (1998                   3,000,000
                       Series A) Weekly VRDNs (Shady Hill
                       School)/(State Street Bank and Trust Co. LOC)

            1,750,000  Massachusetts HEFA, (Series 1999) Weekly VRDNs                    1,750,000
                       (CIL Realty of Massachusetts)/(Credit Local de
                       France LOC)
           15,800,000  Massachusetts HEFA, (Series A) Weekly VRDNs                      15,800,000
                       (Brigham & Women's Hospital)/(Landesbank
                       Hessen-Thueringen, Frankfurt LOC)
            3,020,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New                  3,020,000
                       England Home For Little Wanderers)/(BankBoston,
                       N.A. LOC)

            1,800,000  Massachusetts HEFA, (Series B) Weekly VRDNs                       1,800,000
                       (Clark University)/(Fleet Bank N.A. LOC)
            4,725,000  Massachusetts HEFA, (Series B) Weekly VRDNs                       4,725,000
                       (Endicott College)/(BankBoston, N.A. LOC)
            9,915,000  Massachusetts HEFA, (Series B) Weekly VRDNs                       9,915,000
                       (Hallmark Health System)/(FSA INS)/(Fleet
                       National Bank, Springfield, MA LIQ)
           12,015,000  Massachusetts HEFA, (Series F) Weekly VRDNs                      12,015,000
                       (Children's Hospital of Boston)
           13,200,000  Massachusetts HEFA, (Series I) Weekly VRDNs                      13,200,000
                       (Harvard University)
            6,250,000  Massachusetts HEFA, 3.00% CP (Harvard                             6,250,000
                       University), Mandatory Tender 5/17/1999
            1,800,000  Massachusetts IFA, (Series 1992) Weekly VRDNs                     1,800,000
                       (Holyoke Water Power Co.)/(Canadian Imperial
                       Bank of Commerce LOC)

           17,100,000  Massachusetts IFA, (Series 1992B), 2.75% CP (New                 17,100,000
                       England Power Co.), Mandatory Tender 5/13/1999
           19,000,000  Massachusetts IFA, (Series 1992B), 3.05% CP (New                 19,000,000
                       England Power Co.), Mandatory Tender 5/17/1999
            5,900,000  Massachusetts IFA, (Series 1994) Weekly VRDNs                     5,900,000
                       (Nova Realty Trust)/(Fleet National Bank,
                       Springfield, MA LOC)

            5,925,000  Massachusetts IFA, (Series 1995) Weekly VRDNs                     5,925,000
                       (Goddard House)/(Fleet Bank N.A. LOC)
            5,800,000  Massachusetts IFA, (Series 1995) Weekly VRDNs                     5,800,000
                       (Whitehead Institute for Biomedical Research)
            7,009,000  Massachusetts IFA, (Series 1996) Weekly VRDNs                     7,009,000
                       (Newbury College)/(BankBoston, N.A. LOC)
            2,500,000  Massachusetts IFA, (Series 1997) Weekly VRDNs                     2,500,000
                       (Massachusetts Society for the Prevention of
                       Cruelty to Animals)/(Fleet National Bank,
                       Springfield, MA LOC)
            5,885,000  Massachusetts IFA, (Series 1997) Weekly VRDNs                     5,885,000
                       (Mount Ida College)/(Credit Local de France LOC)
            4,800,000  Massachusetts IFA, (Series 1998A) Weekly VRDNs                    4,800,000
                       (JHC Assisted Living Corp.)/(Fleet National
                       Bank, Springfield, MA LOC)
            1,325,000  Massachusetts IFA, (Series A) Weekly VRDNs                        1,325,000
                       (Hockomock YMCA)/(Bank of Nova Scotia, Toronto
                       LOC)

            9,740,000  Massachusetts IFA, (Series B) Weekly VRDNs                        9,740,000
                       (Williston North Hampton School)/(Fleet National
                       Bank, Springfield, MA LOC)

           14,000,000  Massachusetts Municipal Wholesale Electric Co.,                  14,000,000
                       Power Supply System Revenue Bonds (1994 Series
                       C) Weekly VRDNs (Canadian Imperial Bank of
                       Commerce LOC)

            9,000,000  Massachusetts Port Authority, PT-1073 (Series                     9,000,000
                       1998-D) Weekly VRDNs (Bank of America NT and SA,
                       San Francisco LIQ)
            5,000,000  Massachusetts State HFA, Multi-Family Refunding                   5,000,000
                       Revenue Bonds (1995 Series A) Weekly VRDNs
                       (Republic National Bank of New York LIQ)
            9,290,000  (2)Massachusetts State HFA, PT-162, 3.25% TOBs                    9,290,000
                       (MBIA INS)/(Banque Nationale de Paris LIQ),
                       Optional Tender 2/10/2000
           27,545,000  Massachusetts Turnpike Authority, Variable Rate                  27,545,000
                       Certificates (Series 1997N) Weekly VRDNs (MBIA
                       INS)/(Bank of America NT and SA, San Francisco
                       LIQ)
            9,200,000  Massachusetts Water Resources Authority, (Series                  9,200,000
                       1994), 3.00% CP (Morgan Guaranty Trust Co., New
                       York LOC), Mandatory Tender 5/14/1999

            6,000,000  Massachusetts Water Resources Authority, (Series                  6,000,000
                       1999A) Weekly VRDNs (AMBAC Financial Group, Inc.
                       INS)/(Bank of Nova Scotia, Toronto, Commerzbank
                       AG, Frankfurt and Credit Local de France LIQs)
            3,700,000  Massachusetts Water Resources Authority, (Series                  3,794,769
                       A), 6.00% Bonds (United States Treasury PRF),
                       4/1/2000 (@100)

            8,000,000  Massachusetts Water Resources Authority, PT-1078                  8,000,000
                       Weekly VRDNs (MBIA INS)/(Bank of America NT and
                       SA, San Francisco LIQ)
            1,940,000  Medway, MA, 3.32% BANs, 3/14/2000                                 1,941,132
            6,205,000  Melrose, MA, 3.80% BANs, 8/19/1999                                6,207,689
            9,300,000  Middleborough, MA, 3.25% BANs, 9/21/1999                          9,309,608
            5,025,000  New England Educational Loan Marketing Corp.,                     5,068,730
                       (Series H), 4.75% Bonds, 12/1/1999

            1,117,500  Newbury, MA, 4.00% BANs, 8/13/1999                                1,118,111
            7,044,000  Paxton, MA, 4.00% BANs, 6/18/1999                                 7,045,783
            2,220,000  Plymouth, MA, 3.25% BANs, 10/21/1999                              2,222,448
            1,257,000  Randolph, MA, 4.00% BANs, 6/18/1999                               1,257,305
            5,000,000  Randolph, MA, 4.00% BANs, 7/13/1999                               5,001,920
            1,595,000  Randolph, MA, 4.00% BANs, 8/20/1999                               1,596,401
            2,980,000  Springfield, MA, 4.00% BANs (Fleet National                       2,981,297
                       Bank, Springfield, MA LOC), 6/25/1999

            2,141,500  Stoughton, MA, 3.20% BANs, 12/16/1999                             2,143,359
            1,424,000  Stow, MA, 3.50% BANs, 2/15/2000                                   1,427,281
            1,993,818  Stow, MA, 3.50% BANs, 2/4/2000                                    1,999,717
            5,768,000  Stow, MA, 3.80% BANs, 8/20/1999                                   5,768,842
            2,000,000  Topsfield, MA, 3.75% BANs, 9/23/1999                              2,003,444
            1,540,000  Ware, MA, 4.00% BANs, 6/26/1999                                   1,540,567
            3,200,000  Westfield, MA, 3.75% BANs, 10/22/1999                             3,210,358
           11,000,000  Westford, MA, 3.50% BANs, 4/14/2000                              11,035,550
            6,120,000  (2)Weymouth, MA Housing Authority, PT 1062,                       6,120,000
                       3.80% TOBs (Queen Ann Apartments)/(Merrill Lynch
                       Capital Services, Inc. LIQ)/(Merrill Lynch
                       Capital Services, Inc. LOC), Optional Tender

                       8/5/1999

            3,300,000  Weymouth, MA, 3.50% BANs, 4/12/2000                               3,310,602
            5,000,000  Woods Hole, MA, Martha's Vineyard Steamship                       5,000,472
                       Authority, 3.00% BANs (Commonwealth of
                       Massachusetts GTD), 5/18/1999

            7,375,000  Worcester, MA, 4.00% BANs, 8/26/1999                              7,379,535
                       Total                                                           456,586,730
Puerto Rico--3.8%

           18,250,000  Commonwealth of Puerto Rico, Floating Rate Trust                 18,250,000
                       Receipts (Series 1997) Weekly VRDNs (Commerzbank
                       AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt
                       LOC)

                       Total Investments (at amortized cost)(3)                $       474,836,730

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1999, the portfolio's securities were rated as follows:

    TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

    First Tier  Second Tier

    98.48%  1.52%

(2) Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 1999, these securities amounted to $15,410,000, which represents 3.2% of net assets.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($478,157,229) at April 30, 1999.

The following acronyms are used throughout this portfolio: AMBAC--American Municipal Bond Assurance Corporation AMT--Alternative Minimum Tax BANs--Bond Anticipation Notes CP--Commercial Paper FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GTD--Guaranty HEFA--Health and Education Facilities Authority HFA--Housing Finance Authority IDA--Industrial Development Authority IFA--Industrial Finance Authority INS--Insured LIQ--Liquidity Agreement LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance PLC--Public Limited Company PRF--Prerefunded SA--Support Agreement TOBs--Tender Option Bonds (See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Statement of Assets and Liabilities
April 30, 1999 (unaudited)

Assets:

Total investments in securities, at amortized cost and value                               $474,836,730
Cash                                                                                            392,828
Income receivable                                                                             3,921,778
Total Assets                                                                                479,151,336
Liabilities:

Income distribution payable                                                $978,145
Accrued expenses                                                             15,962
Total liabilities                                                                               994,107
Net Assets for 478,157,229 shares outstanding                                              $478,157,229
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:

$290,811,748 / 290,811,748 shares outstanding                                                     $1.00
Boston 1784 Funds Shares:
$187,345,481 / 187,345,481 shares outstanding                                                     $1.00

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Statement of Operations
Six Months Ended April 30, 1999 (unaudited)


Investment Income:

Interest                                                                                                          $7,303,949
Expenses:

Investment advisory fee                                                                         $1,161,059
Administrative personnel and services fee                                                          175,088
Custodian fees                                                                                       9,093
Transfer and dividend disbursing agent fees and expenses                                            52,430
Directors'/Trustees' fees                                                                            1,778
Auditing fees                                                                                        6,705
Legal fees                                                                                           6,478
Portfolio accounting fees                                                                           50,994
Shareholder services fee--Institutional Service Shares                                             350,340
Shareholder services fee--Boston 1784 Funds Shares                                                 230,189
Share registration costs                                                                            21,621
Printing and postage                                                                                13,896
Insurance premiums                                                                                  17,460
Miscellaneous                                                                                        2,024
  Total expenses                                                                                 2,099,155
Waivers--

  Waiver of investment advisory fee                                            $(222,180)
  Waiver of shareholder services fee--Institutional
  Service Shares                                                                (345,903)
  Waiver of shareholder services fee--Boston 1784

  Funds Shares                                                                  (230,189)
    Total waivers                                                                                 (798,272)
      Net expenses                                                                                                 1,300,883
  Net investment income                                                                                           $6,003,066


(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Statement of Changes in Net Assets


                                                                              Six Months Ended               Year Ended
                                                                               April 30, 1999             October 31, 1998


                                                                                (unaudited)

Increase (Decrease) in Net Assets:
Operations--

Net investment income                                                              $    6,003,066             $    10,788,205

Distributions to shareholders--
Distributions from net investment income

  Institutional Service Shares                                                         (3,629,598)                 (6,723,838)
  Boston 1784 Funds Shares                                                             (2,373,468)                 (4,064,367)

    Change in net assets resulting from distributions to

    shareholders                                                                       (6,033,066)                (10,788,205)

Share Transactions--

Proceeds from sale of shares                                                          712,490,639               1,191,190,660
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                 2,770,559                   5,640,601

Cost of shares redeemed                                                              (656,047,060)               (993,594,809)

    Change in net assets resulting from share

    transactions                                                                       59,214,138                 203,236,452

      Change in net assets                                                             59,214,138                 203,236,452
Net Assets:
Beginning of period                                                                   418,943,091                 215,706,639

End of period                                                                      $  478,157,229             $   418,943,091

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Notes to Financial Statements

April 30, 1999 (unaudited)

(1) Organization

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ( the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

(3)  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $478,157,229.

Transactions in shares were as follows:


                                                                Six Months

                                                                  Ended                   Year Ended
                                                              April 30, 1999           October 31, 1998


Institutional Service Shares

Shares sold                                                          588,874,817               943,828,322
Shares issued to shareholders in payment                                 791,942                 1,573,009
  of distributions declared

Shares redeemed                                                     (555,240,651)             (830,885,045)
Net change resulting from Institutional                   34,426,108                114,516,286

  Service Share transactions

                                                               Six Months

                                                                  Ended                  Year Ended
                                                             April 30, 1999           October 31, 1998


Boston 1784 Funds Shares

Shares sold                                                          123,615,822               247,362,338
Shares issued to shareholders in payment                               1,978,617                 4,067,592
  of distributions declared

Shares redeemed                                                     (100,806,409)             (162,709,764)
Net change resulting from Boston 1784                                 24,788,030                88,720,166
  Funds Share transactions

Net change resulting from share                                       59,214,138               203,236,452
  transactions


(4) Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the fund will pay BankBoston, N.A. up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSSC and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $341,174,132 and $101,540,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5)  Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 56.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.5% of total investments.

(6)  Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                    Trustees

                                John F. Donahue
                                Thomas G. Bigley

                              John T. Conroy, Jr.
                               John F. Cunningham

                            Lawrence D. Ellis, M.D.
                                Peter E. Madden

                           Charles F. Mansfield, Jr.
                       John E. Murray, Jr., J.D., S.J.D.

                               Marjorie P. Smuts
                                 John S. Walsh

                                    Officers

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                     Executive Vice President and Secretary

                               Richard B. Fisher
                                 Vice President

                               Richard J. Thomas
                                   Treasurer

                                Anthony R. Bosch
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Massachusetts Municipal
Cash Trust

[logo of Boston 1784 Funds]

Boston 1784 Funds Shares
Semi-Annual
Report
to Shareholders

April 30, 1999

Money Market Funds

 .  Boston 1784 Tax-Free Money Market Fund
 .  Boston 1784 U.S. Treasury Money

   Market Fund

 .  Boston 1784 Institutional U.S. Treasury
   Money Market Fund

 .  Boston 1784 Prime Money Market Fund
 .  Boston 1784 Institutional Prime Money

   Market Fund

 .  Massachusetts Municipal Cash Trust-Boston 1784 Funds Shares

Bond Funds

 .  Boston 1784 Short-Term Income Fund
 .  Boston 1784 Income Fund
 .  Boston 1784 U.S. Government Medium-

   Term Income Fund

Tax-Exempt Income Funds

 .  Boston 1784 Tax-Exempt Medium-Term
   Income Fund

 .  Boston 1784 Connecticut Tax-Exempt
   Income Fund

 .  Boston 1784 Florida Tax-Exempt
   Income Fund

 .  Boston 1784 Massachusetts Tax-Exempt
   Income Fund

 .  Boston 1784 Rhode Island Tax-Exempt

   Income Fund

Stock Funds

 .  Boston 1784 Asset Allocation Fund
 .  Boston 1784 Growth and Income Fund
 .  Boston 1784 Growth Fund
 .  Boston 1784 International Equity Fund

For more complete information about other Boston 1784 Funds, please call 1-800-BKB-1784 for a prospectus, which you should read carefully before investing.

Boston 1784 Funds
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784

www.boston1784funds.com

Federated Securities Corp. is the
distributor for this Fund.

Cusip 314229832

(Federated use only) G00191-02 (6/99)

MF-0158 (6-99)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Maryland Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and Maryland personal income tax 1-through a portfolio concentrated in high-quality, short-term Maryland municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share. The fund's net assets reached $69.2 million at the end of the reporting period.

Thank you for relying on Maryland Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 54 days. The fund remained in a 40 to 45-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                         VALUE

                SHORT-TERM MUNICIPALS-99.0% 1

                MARYLAND-97.0%
  $ 2,000,000   Anne Arundel County, MD,

                3.65% TOBs (Baltimore
                Gas & Electric Co.),
                Optional Tender

                6/30/1999                      $  2,000,000
    2,000,000   Anne Arundel County, MD,
                EDRB (Series 1988),
                3.15% CP (Baltimore Gas &
                Electric Co.), Mandatory

                Tender 8/11/1999                  2,000,000
    3,175,000   Anne Arundel County, MD,
                EDRBs (Series 1996)
                Weekly VRDNs (Atlas
                Container Corp.
                Project)/(Mellon Bank

                N.A., Pittsburgh LOC)             3,175,000
    2,175,000   Baltimore County, MD
                IDA, (Series 1994A)
                Weekly VRDNs (Pitts
                Realty Limited
                Partnership)/(PNC Bank,

                Delaware LOC)                     2,175,000
    3,000,000   Baltimore County, MD
                Metropolitan District,
                (Series 1995), 3.00% CP
                (Westdeutsche Landesbank
                Girozentrale LIQ),
                Mandatory Tender

                9/10/1999                         3,000,000
      800,000   Baltimore County, MD,
                (Series 1992) Weekly
                VRDNs (Sheppard & Enoch
                Pratt Hospital
                Facility)/(Societe

                Generale, Paris LOC)                800,000
    1,750,000   Baltimore County, MD,
                Revenue Bonds (1994
                Issue) Weekly VRDNs
                (Direct Marketing
                Associates, Inc.

                Facility)/(FMB Bank LOC)          1,750,000
    1,700,000   Baltimore, MD PCR Weekly
                VRDNs (SCM Plants,
                Inc.)/(Barclays Bank

                PLC, London LOC)                  1,700,000
      650,000   Baltimore, MD, 8.90%
                Bonds (MBIA INS),

                10/15/1999                          666,551
    1,100,000   Carroll County, MD,
                Variable Rate Economic
                Development Refunding
                Revenue Bonds (Series
                1995B) Weekly VRDNs
                (Evapco, Inc.
                Project)/(Nationsbank,

                N.A., Charlotte LOC)              1,100,000
      910,000   Elkton, MD, Revenue
                Refunding Bonds (Series
                1992) Weekly VRDNs
                (Highway Service
                Ventures, Inc.
                Facility)/(First Union
                National Bank,

                Charlotte, NC LOC)                  910,000
    1,500,000   Frederick County, MD,
                Revenue Bonds (Series
                1995) Weekly VRDNs
                (Sheppard Pratt
                Residential Treatment
                Facility)/(Societe

                Generale, Paris LOC)              1,500,000
    4,300,000   Harford County, MD,
                (Series 1989) Weekly
                VRDNs (Harford Commons
                Associates

                Facility)/(FMB Bank LOC)          4,300,000
    2,170,000   Harford County, MD, EDRB
                (Series 1996) Weekly
                VRDNs (Citrus and Allied
                Essences Ltd.)/(FMB Bank

                LOC)                              2,170,000

    2,750,000   Maryland EDC, Tax Exempt
                Adjustable Mode IDRBs
                (Series 1998) Weekly
                VRDNs (Morrison Health
                Care, Inc.)/(Wachovia
                Bank of NC, N.A.,

                Winston-Salem LOC)                2,750,000

PRINCIPAL

AMOUNT                                                VALUE

                SHORT-TERM MUNICIPALS-continued 1

                MARYLAND-CONTINUED

  $ 4,375,000   Maryland Industrial
                Development Financing
                Authority, Special
                Facility Airport Revenue
                Bonds (Series 1999),
                3.30% TOBs (Signature
                Flight Support
                Corp.)/(Bayerische
                Landesbank Girozentrale
                LOC), Optional Tender
                6/1/1999                            $  4,375,000
    1,920,000   Maryland State Community
                Development
                Administration, (Series
                1990A) Weekly VRDNs
                (College Estates)/(FMB

                Bank LOC)                              1,920,000
    5,000,000   Maryland State Community
                Development
                Administration, (Series
                1990B) Weekly VRDNs
                (Cherry Hill Apartment
                Ltd.)/(Nationsbank,

                N.A., Charlotte LOC)                   5,000,000
    1,800,000   Maryland State Energy
                Financing
                Administration, Annual
                Tender Solid Waste
                Disposal Revenue
                Refunding Bonds, 4.20%
                TOBs (Nevamar
                Corp.)/(International
                Paper Co. GTD), Optional

                Tender 9/1/1999                        1,800,000
    3,000,000   Maryland State Energy
                Financing
                Administration, IDRB
                (Series 1988) Weekly
                VRDNs (Morningstar
                Foods, Inc.)/(First
                Union National Bank,

                Charlotte, NC LOC)                     3,000,000
    2,275,000   Maryland State Energy
                Financing
                Administration, Limited
                Obligation Variable Rate
                Demand Revenue Bonds
                (Series 1996) Weekly
                VRDNs (Keywell
                L.L.C.)/(Bank of

                America, IL LOC)                       2,275,000
    1,000,000   Maryland State IDFA,
                EDRBs (Series 1996)
                Weekly VRDNs (Townsend

                Culinary,
                Inc.)/(SunTrust Bank,

                Atlanta LOC)                           1,000,000
    3,300,000   Maryland State IDFA,
                Economic Development
                Revenue Refunding Bonds
                (Series 1994) Weekly
                VRDNs (Johnson Controls,

                Inc.)                                  3,300,000
    1,000,000   Maryland State IDFA,
                Limited Obligation EDRBs
                (Series 1994) Weekly
                VRDNs (Rock-Tenn
                Converting
                Co.)/(SunTrust Bank,

                Atlanta LOC)                           1,000,000
    1,370,000   Montgomery County, MD
                Weekly VRDNs
                (Information Systems and
                Networks Corp.)/(PNC

                Bank, N.A. LOC)                        1,370,000
    1,000,000   Montgomery County, MD,
                EDR Weekly VRDNs (Howard

                Hughes Medical Center)                 1,000,000
    1,095,000   Montgomery County, MD,
                Public Improvement
                (Series A), 5.10% Bonds,

                4/1/2000                               1,114,086
    1,345,000   Prince George's County,
                MD, Equipment
                Acquisition Program,
                3.50% Bonds (MBIA INS),

                11/1/1999                              1,346,652
    1,100,000   Prince George's County,
                MD, IDRB (Series 1993),
                3.90% TOBs
                (International Paper
                Co.), Optional Tender

                7/15/1999                              1,100,000

    2,500,000   Queen Annes County, MD EDR, (Series 1994), 3.05% TOBs (Safeway,
                Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender

                6/1/1999                               2,500,000
    2,000,000   University of Maryland,
                Revolving Equipment Loan
                Program VRDNs (Series B)
                Weekly VRDNs (Student
                Loan Marketing

                Association LOC)                       2,000,000
    3,000,000   Wicomico County, MD,
                EDRB (Series 1994)
                Weekly VRDNs (Field
                Container Co.
                L.P.)/(Northern Trust

                Co., Chicago, IL LOC)                  3,000,000
                TOTAL                                 67,097,289


PRINCIPAL

AMOUNT                                                VALUE

                SHORT-TERM MUNICIPALS-continued 1
                PUERTO RICO-2.0%

  $ 1,400,000   Puerto Rico Industrial,
                Medical & Environmental
                PCA, (Series 1983A),
                3.60% TOBs (Reynolds
                Metals Co.)/(ABN AMRO
                Bank N.V., Amsterdam
                LOC), Optional Tender
                9/1/1999                            $  1,400,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 2                   $ 68,497,289


 Securities that are subject to Alternative Minimum Tax represent 51.0% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)


FIRST TIER   SECOND TIER
98.48%       1.52%


2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($69,211,139) at April 30, 1999.

The following acronyms are used throughout this portfolio:



CP -Commercial Paper EDC -Economic Development Commission EDR -Economic Development Revenue EDRB -Economic Development Revenue Bonds GTD -Guaranty IDA -Industrial Development Authority IDRBs -Industrial Development Revenue Bond IDFA -Industrial Development Finance Authority INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue PLC -Public Limited Company TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 68,497,289
Cash                                             578,408
Income receivable                                276,704
Deferred organizational
costs                                              6,616
Other assets                                       3,661
TOTAL ASSETS                                  69,362,678
LIABILITIES:

Income distribution
payable                       $ 136,048
Accrued expenses                 15,491
TOTAL LIABILITIES                                151,539

Net assets for
69,211,139 shares

outstanding                                 $ 69,211,139
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE:
$69,211,139 / 69,211,139

shares outstanding                                 $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                        $ 1,091,757
EXPENSES:

Investment advisory fee                        $  166,652
Administrative personnel
and services fee                                   61,987
Custodian fees                                      1,560
Transfer and dividend
disbursing agent fees
and expenses                                       11,348
Directors'/Trustees'

fees                                                  530
Auditing fees                                       6,375
Legal fees                                          4,508
Portfolio accounting
fees                                               20,499
Shareholder services fee                           83,326
Share registration costs                           10,867
Printing and postage                                6,896
Insurance premiums                                  3,736
Miscellaneous                                       4,567
TOTAL EXPENSES                                    382,851
WAIVERS:

Waiver of investment

advisory fee                  $ (144,738)
Waiver of shareholder
services fee                      (3,333)

TOTAL WAIVERS                                    (148,071)
Net expenses                                                        234,780
Net investment income                                           $   856,977


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                             SIX MONTHS
                             ENDED                 YEAR
                             (unaudited)           ENDED
                             APRIL 30,             OCTOBER 31,
                             1999                  1998

INCREASE (DECREASE) IN

NET ASSETS

OPERATIONS:

Net investment income          $     856,977       $    1,724,927
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (856,977)          (1,724,927)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            87,818,191          162,453,813
Net asset value of shares
issued to shareholders
in payment of
distributions declared               568,537            1,432,310
Cost of shares redeemed          (85,311,909)        (143,324,566)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       3,074,819           20,561,557
Change in net assets               3,074,819           20,561,557
NET ASSETS:

Beginning of period               66,136,320           45,574,763
End of period                  $  69,211,139       $   66,136,320


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS

                                           ENDED

                                          (unaudited)

                                           APRIL 30,                             YEAR ENDED OCTOBER 31,
                                           1999              1998        1997        1996        1995        1994 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03        0.03        0.03        0.03        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)      (0.03)      (0.03)      (0.03)      (0.01)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.28%         3.05%       3.10%       3.11%       3.36%       1.30%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.70%  3      0.70%       0.69%       0.65%       0.65%       0.46%  3
Net investment income                             2.57%  3      3.00%       3.05%       3.09%       3.30%       2.68%  3
Expenses 4                                        1.14%  3      1.21%       1.32%       1.30%       1.15%       0.99%  3
Net investment income 4                           2.13%  3      2.49%       2.42%       2.44%       2.80%       2.15%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $69,211       $66,136     $45,575     $54,286     $51,400     $56,275


1 Reflects operations for the period from May 9, 1994 (date of initial public investment) to October 31, 1994. For the period from April 25, 1994 (start of business) to May 9, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $69,211,139. Transactions in shares were as follows:


                            SIX MONTHS
                            ENDED            YEAR ENDED
                            APRIL 30,        OCTOBER 31,
                            1999             1998

Shares sold                  87,818,191      162,453,813
Shares issued to
shareholders in payment
of distributions
declared                        568,537        1,432,310
Shares redeemed             (85,311,909)    (143,324,566)

NET CHANGE RESULTING

FROM SHARE TRANSACTIONS       3,074,819       20,561,557


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $45,952 were borne initially by the Adviser. The fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (of affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $781,880,000 and $81,145,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 75% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Maryland Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Maryland Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229774
G01175-01 (6/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Michigan Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and Michigan personal income tax 1-through a portfolio concentrated in high-quality, short-term Michigan municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $191.3 million at the end of the reporting period.

Thank you for relying on Michigan Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporting period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long- term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 40 days. The fund remained in a 40 to 50-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                   VALUE

                SHORT-TERM MUNICIPALS-98.8% 1

                MICHIGAN-97.8%

  $   975,000   Allendale, MI Public
                School District, 3.41%

                TANs, 8/20/1999                  $     975,607
    2,000,000   Ann Arbor, MI Public School
                District, 4.75% Bonds
                (Michigan State GTD),

                5/1/1999                             2,000,000

    1,085,000   Ann Arbor, MI Public School
                District, 7.00% Bonds
                (Michigan State GTD),

                5/1/2000                             1,125,773
    1,375,000   Bedford Township, MI EDC,
                EDRB (Series 1985) Weekly
                VRDNs (Form-Tech Steel,

                Inc.)/(KeyBank, N.A. LOC)            1,375,000
    2,285,000   Berrien County, MI EDC,
                Economic Development
                Refunding Revenue Bond
                (Series 1992) Weekly VRDNs
                (Arlington Metals
                Corp.)/(American National

                Bank, Chicago LOC)                   2,285,000
    1,000,000   Brighton, MI Area School
                District, 3.50% Bonds (FSA
                INS), 5/1/2000                       1,003,401

    4,475,000   Bruce Township, MI
                Hospital Finance
                Authority, Adjustable Rate
                Tender Securities (Series
                1988B), 2.90% TOBs
                (Sisters of Charity Health
                Care System)/(MBIA INS)/
                (Morgan Guaranty Trust
                Co., New York LIQ),
                Optional Tender 5/3/1999             4,475,000
    1,375,000   Clarkston Community
                Schools, MI, 5.50% Bonds,

                5/1/1999                             1,375,000
    3,800,000   Cornell, MI EDC,
                Industrial Development
                Revenue Refunding Bonds
                (Series 1990), 3.20% CP
                (Mead-Escanaba Paper Co.
                Project)/(Credit Suisse
                First Boston LOC),

                Mandatory Tender 8/11/1999           3,800,000
      650,000   Dearborn, MI EDC, (Series
                1990) Weekly VRDNs
                (Exhibit Productions, Inc.
                Project)/(National City
                Bank, Michigan/Illinois

                LOC)                                   650,000
    2,850,000   Detroit, MI, (Series A),
                8.70% Bonds (United States
                Treasury PRF), 4/1/2000

                (@102)                               3,046,805

      500,000   Dexter, MI Community
                Schools, School Building
                and Site Bonds (1998),
                3.80% Bonds (FGIC INS),

                5/1/1999                               500,000

    1,500,000   Jackson County, MI Public
                Schools, State Aid Note
                (Series 1998B), 4.25%
                Bonds (Comerica Bank,

                Detroit, MI LOC), 7/2/1999           1,501,473
    5,850,000   Kalamazoo, MI City School
                District, State Aid Note,
                (Series 1998C), 3.75% BANs
                (National City Bank,
                Michigan/Illinois LOC),

                9/16/1999                            5,857,474
       30,000   Kalamazoo, MI EDC, 1995
                Limited Obligation Revenue
                Refunding Bonds Weekly
                VRDNs (Wyndham Project,
                MI)/(National City Bank,

                Michigan/Illinois LOC)                  30,000
    5,000,000 2 Kalamazoo, MI Hospital
                Finance Authority, PT-189,
                3.70% TOBs (Bronson
                Methodist Hospital)/(MBIA
                INS)/(Bayerische
                Hypotheken-und Vereinsbank
                AG LIQ), Optional Tender

                5/13/1999                            5,000,000

      500,000   Lansing, MI Sewer Disposal
                System, 3.35% Bonds (FSA

                INS), 5/1/1999                         500,000

    1,400,000   Macomb County, MI
                Community College
                District, (Series 1998)
                Community College Bonds,

                3.70% Bonds, 5/1/1999                1,400,000
    3,400,000   Michigan Higher Education
                Student Loan Authority,
                (Series XII-D) Weekly
                VRDNs (AMBAC INS)/(KBC

                Bancassurance Holding LIQ)           3,400,000

PRINCIPAL

AMOUNT                                                   VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                MICHIGAN-CONTINUED

 $  1,400,000   Michigan Higher Education
                Student Loan Authority,
                Refunding Revenue Bonds
                (Series X11-B) Weekly
                VRDNs (AMBAC INS)/(KBC
                Bancassurance Holding LIQ)      $    1,400,000
    3,100,000   Michigan Job Development
                Authority, Limited
                Obligation Revenue Bonds
                Weekly VRDNs (Andersons
                Project)/(Credit Lyonnais,

                Paris LOC)                           3,100,000
    2,575,000   Michigan State Building
                Authority, (Series 1),
                3.15% CP (Canadian
                Imperial Bank of Commerce
                LOC), Mandatory Tender

                8/5/1999                             2,575,000

    4,950,000 2 Michigan State Hospital
                Finance Authority, (Series
                1993A) PT-169, 3.80% TOBs
                (St. John Hospital,
                MI)/(AMBAC INS)/(Banco
                Santander SA LIQ),
                Mandatory

                Tender 5/6/1999                      4,950,000
      775,000   Michigan State Hospital
                Finance Authority, (Series
                1998A), 4.10% Bonds
                (Hackley Hospital

                Obligated Group), 5/1/1999             775,000
    3,150,000   Michigan State Housing
                Development Authority,
                (Series 1990Q) Weekly
                VRDNs
                (FSA INS)/(CDC Municipal

                Products, Inc. LIQ)                  3,150,000
    3,695,000   Michigan State Housing
                Development Authority,
                MERLOTS (Series G) Weekly
                VRDNs (MBIA INS)/(First
                Union National Bank,

                Charlotte, NC LIQ)                   3,796,419
    6,000,000 2 Michigan State Housing
                Development Authority, PA-
                497R, 3.20% TOBs (Merrill
                Lynch Capital Services,
                Inc. LIQ), Mandatory

                Tender 3/9/2000                      6,000,000
    2,100,000   Michigan State Housing
                Development Authority,
                Revenue Bonds (Series A),
                3.00% CP (Landesbank
                Hessen-Thueringen,
                Frankfurt LOC), Mandatory

                Tender 6/10/1999                     2,100,000
    6,000,000   Michigan State Housing
                Development Authority,
                Series B, 3.00% TOBs,

                Mandatory Tender 12/1/1999           6,000,000
    3,300,000   Michigan State Trunk Line,
                (Series A), 7.00% Bonds
                (United States Treasury

                PRF), 8/15/1999 (@102)               3,401,545

    2,600,000   Michigan Strategic Fund
                Weekly VRDNs (Ace Hi
                Displays, Inc.)/(Firstar

                Bank, Milwaukee LOC)                 2,600,000
    5,300,000   Michigan Strategic Fund
                Weekly VRDNs (Tesco
                Engineering)/(Bank of

                Tokyo-Mitsubishi Ltd. LOC)           5,300,000
    1,895,000   Michigan Strategic Fund
                Weekly VRDNs (United
                Fixtures Co.)/(Bankers

                Trust Co., New York LOC)             1,895,000
    6,000,000   Michigan Strategic Fund,
                (Series 1989) Weekly VRDNs
                (Hi-Lex Controls,
                Inc.)/(Bank of Tokyo-

                Mitsubishi Ltd. LOC)                 6,000,000
    5,620,000   Michigan Strategic Fund,
                (Series 1991) Weekly VRDNs
                (AGA Gas, Inc.)/(Svenska
                Handelsbanken, Stockholm

                LOC)                                 5,620,000
      800,000   Michigan Strategic Fund,
                (Series 1995) Weekly VRDNs
                (Rood Industries, Inc.
                Project)/(NBD Bank,

                Michigan LOC)                          800,000
    2,200,000   Michigan Strategic Fund,
                (Series 1998) Weekly VRDNs
                (Wolverine
                Printing)/(Huntington
                National Bank, Columbus,

                OH LOC)                              2,200,000
    3,000,000   Michigan Strategic Fund,
                (Series 1999) Weekly VRDNs
                (Fab-All Manufacturing,
                Inc.)/(Norwest Bank

                Minnesota, N.A. LOC)                 3,000,000

PRINCIPAL

AMOUNT                                                   VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                MICHIGAN-CONTINUED
 $  1,400,000   Michigan Strategic Fund,

                Adjustable Rate Demand
                IDRBs Weekly VRDNs (Bruin
                Land Holdings
                LLC)/(Huntington National

                Bank, Columbus, OH LOC)         $    1,400,000
    1,530,000   Michigan Strategic Fund,
                Adjustable Rate Demand
                Notes (Series 1998) Weekly
                VRDNs (Wolverine
                Leasing)/(Huntington
                National Bank, Columbus,

                OH LOC)                              1,530,000
    2,500,000   Michigan Strategic Fund,
                Adjustable Rate Limited
                Obligation Revenue and
                Revenue Refunding Bonds
                (Series 1996) Weekly VRDNs
                (C-Tec, Inc.)/(SunTrust

                Bank, Atlanta LOC)                  2,500,000
      770,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1995) Weekly
                VRDNs (Rowe Thomas Company
                Project)/(Comerica Bank,

                Detroit, MI LOC)                      770,000
    1,300,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1994) Weekly
                VRDNs (Wilkie Metal
                Products, Inc.)/(Norwest

                Bank Minnesota, N.A. LOC)           1,300,000
    3,945,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1995) Weekly
                VRDNs (Bear Lake
                Associates Project)/(Old
                Kent Bank & Trust Co.,

                Grand Rapids LOC)                   3,945,000
      775,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1995) Weekly
                VRDNs (Hercules Drawn
                Steel Corporation
                Project)/(KeyBank, N.A.

                LOC)                                  775,000
    3,675,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1995) Weekly
                VRDNs (J.R. Automation
                Technologies Project)/(Old
                Kent Bank & Trust Co.,

                Grand Rapids LOC)                   3,675,000
      910,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1995) Weekly
                VRDNs (RSR Project)/(Old
                Kent Bank & Trust Co.,

                Grand Rapids LOC)                     910,000
    4,710,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1995) Weekly
                VRDNs (Wayne Disposal-

                Oakland, Inc.
                Project)/(Comerica Bank,

                Detroit, MI LOC)                    4,710,000
      700,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly
                VRDNs (ACI Properties,
                L.L.C. Project)/(Comerica

                Bank, Detroit, MI LOC)                700,000
      830,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly

                VRDNs (Akemi,
                Inc.)/(Comerica Bank,

                Detroit, MI LOC)                      830,000
      950,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly
                VRDNs (Echo Properties,
                L.L.C. Project)/(Comerica

                Bank, Detroit, MI LOC)                950,000
    2,300,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly
                VRDNs (G & T Real Estate
                Investments Co.,
                L.L.C.)/(NBD Bank,

                Michigan LOC)                       2,300,000
      920,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly
                VRDNs (Inalfa-Hollandia,
                Inc.)/(Comerica Bank,

                Detroit, MI LOC)                      920,000
    3,000,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly
                VRDNs (RMT Woodworth,
                Inc.)/(Comerica Bank,

                Detroit, MI LOC)                    3,000,000
    3,675,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1997) Weekly
                VRDNs (Enprotech
                Mechanical Services,
                Inc.)/(Michigan National
                Bank, Farmington Hills

                LOC)                                3,675,000
    1,350,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1997A)
                Weekly VRDNs (EPI
                Printers, Inc.)/(Comerica

                Bank, Detroit, MI LOC)              1,350,000
PRINCIPAL

AMOUNT                                                   VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                MICHIGAN-CONTINUED
 $  5,250,000   Michigan Strategic Fund,

                Limited Obligation Revenue
                Bonds Weekly VRDNs (Hess
                Industries, Inc.)/(Norwest

                Bank Minnesota, N.A. LOC)       $    5,250,000
    1,610,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds, (Series 1995)
                Weekly VRDNs (Welch
                Properties Project)/(Old
                Kent Bank & Trust Co.,

                Grand Rapids LOC)                    1,610,000
    1,825,000   Michigan Strategic Fund,
                Variable Rate Demand
                Limited Obligation Revenue
                Bonds (Series 1996) Weekly
                VRDNs (R.H. Wyner
                Associates, Inc.)/(State
                Street Bank and Trust Co.

                LOC)                                 1,825,000
    2,425,000   Michigan Strategic Fund,
                Variable Rate Demand
                Limited Obligation Revenue
                Bonds (Series 1998) Weekly
                VRDNs (Monroe Publishing
                Co.)/(Comerica Bank,

                Detroit, MI LOC)                     2,425,000
    3,995,000   Monroe County, MI PCA, (PT-
                143) Weekly VRDNs (Detroit
                Edison Co.)/(FGIC
                INS)/(Merrill Lynch
                Capital Services, Inc.

                LIQ)                                 3,995,000
    3,420,000   Monroe County, MI PCA,
                (Series CDC-1997M) Weekly
                VRDNs (Detroit Edison
                Co.)/(AMBAC INS)/(CDC
                Municipal Products, Inc.

                LIQ)                                 3,420,000
    7,275,000   Monroe County, MI PCA, (PT-
                108) Weekly VRDNs (Detroit
                Edison Co.)/(FGIC
                INS)/(Merrill Lynch
                Capital Services, Inc.

                LIQ)                                 7,275,000
    3,000,000   Oakland County, MI EDC,
                Limited Obligation Revenue
                Bonds (Series 1997) Weekly
                VRDNs (Stone Soap Company,
                Inc.)/(Michigan National
                Bank, Farmington Hills

                LOC)                                 3,000,000

    1,000,000   Rochester, MI Community
                School District, 4.75%
                Bonds (Michigan State

                GTD), 5/1/2000                       1,015,120

    3,000,000   Royal Oak, MI Hospital
                Finance Authority, 7.75%
                Bonds (William Beaumont
                Hospital, MI)/(United
                States Treasury PRF),

                1/1/2000 (@100)                      3,090,442

    8,500,000   Wayne County, MI, (Series
                1998-68) Weekly VRDNs
                (Detroit Metropolitan
                Wayne County
                Airport)/(MBIA
                INS)/(Morgan Stanley, Dean
                Witter Municipal Funding,
                Inc. LIQ)                            8,500,000
    5,500,000   Wayne County, MI, (PT-
                1061) Weekly VRDNs (Detroit Metropolitan Wayne County
                Airport)/(MBIA INS)/(Bank of America NT and SA, San

                Francisco LIQ)                       5,500,000
                TOTAL                              187,109,059


PRINCIPAL

AMOUNT                                                   VALUE

                SHORT-TERM MUNICIPALS-
                continued 1
                PUERTO RICO-1.0%

 $  2,000,000   Puerto Rico Industrial,
                Medical & Environmental
                PCA, (1983 Series A), 2.90%
                TOBs (Merck & Co., Inc.),
                Optional Tender 12/1/1999        $   2,000,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 3                $ 189,109,059


Securities that are subject to Alternative Minimum Tax represent 68.9% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. At April 30, 1999, these securities amounted to $15,950,000, which represents 8.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($191,334,504) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes CP -Commercial Paper EDC -Economic Development Corporation EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GTD -Guaranty IDRBs -Industrial Development Revenue Bonds INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts-Liquidity Optional Tender Series PCA -Pollution Control Authority PRF -Prerefunded SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 189,109,059
Cash                                              1,119,885
Income receivable                                 1,575,263
Deferred organizational
costs                                                 9,219
Other assets                                          2,053
TOTAL ASSETS                                    191,815,479
LIABILITIES:

Income distribution

payable                         $ 453,197
Accrued expenses                   27,778
TOTAL LIABILITIES                                   480,975
Net assets for 191,334,504
shares outstanding                            $ 191,334,504
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE

SHARES:
$177,507,165 / 177,507,165

shares outstanding                                    $1.00
INSTITUTIONAL SHARES:

$13,827,339 / 13,827,339

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:

Interest                                                         $ 3,398,420
EXPENSES:
Investment advisory fee                          $   515,791
Administrative personnel
and services fee                                      76,585
Custodian fees                                         7,186
Transfer and dividend
disbursing agent fees and
expenses                                              65,313
Directors'/Trustees' fees                                963
Auditing fees                                          6,501
Legal fees                                             6,764
Portfolio accounting fees                             31,438
Shareholder services fee-
Institutional Service
Shares                                               235,383
Shareholder services fee-
Institutional Shares                                  22,513
Share registration costs                              17,968
Printing and postage                                  10,428
Insurance premiums                                     9,498
Miscellaneous                                          4,902
TOTAL EXPENSES                                     1,011,233
WAIVERS:
Waiver of investment
advisory fee                    $  (336,165)
Waiver of shareholder
services fee-Institutional
Service Shares                      (84,738)
Waiver of shareholder
services fee-Institutional
Shares                              (22,513)
TOTAL WAIVERS                                       (443,416)
Net expenses                                                         567,817
Net investment income                                            $ 2,830,603


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX  MONTHS

                                         ENDED                 YEAR
                                   (unaudited)                ENDED

                                     APRIL 30,          OCTOBER 31,
                                          1999                 1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    2,830,603       $    5,952,588
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                              (2,568,320)          (5,412,823)
Institutional Shares                  (262,283)            (539,765)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (2,830,603)          (5,952,588)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             334,773,157          846,148,992
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,497,352            4,227,137
Cost of shares redeemed           (349,488,935)        (806,298,824)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (13,218,426)          44,077,305
Change in net assets               (13,218,426)          44,077,305
NET ASSETS:

Beginning of period                204,552,930          160,475,625
End of period                   $  191,334,504       $  204,552,930


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,              YEAR ENDED OCTOBER 31,
                                                  1999          1998        1997        1996 1

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.44%         3.36%       3.43%       2.19%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.40% 3       0.40%       0.40%       0.37% 3
Net investment income                             2.92% 3       3.31%       3.39%       3.40% 3
Expenses 4                                        0.98% 3       0.98%       1.06%       1.26% 3
Net investment income 4                           2.34% 3       2.73%       2.73%       2.51% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $13,827       $19,564     $13,370     $11,614


1 Reflects operations for the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                      YEAR ENDED OCTOBER 31,
                                                  1999           1998         1997        1996        1995 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03        0.03        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)       (0.03)      (0.03)      (0.01)
NET ASSET VALUE, END OF PERIOD                  $ 1.00         $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.36%          3.20%        3.27%       3.26%       1.35%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.56% 3        0.56%        0.55%       0.50%       0.32% 3
Net investment income                             2.73% 3        3.16%        3.22%       3.21%       3.67% 3
Expenses 4                                        0.98% 3        0.98%        1.06%       1.26%       1.95% 3
Net investment income 4                           2.31% 3        2.74%        2.71%       2.45%       2.04% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $177,507       $184,989     $147,105     $92,275     $30,133


1 Reflects operations for the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $191,334,504.

Transactions in shares were as follows:


                                SIX MONTHS             YEAR
                                     ENDED            ENDED

                                 APRIL 30,      OCTOBER 31,
                                      1999             1998

INSTITUTIONAL SHARES:
Shares sold                     42,391,017       78,879,030
Shares issued to
shareholders in payment of
distributions declared              15,873           34,996
Shares redeemed                (48,143,375)     (72,720,480)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                    (5,736,485)       6,193,546


                                SIX MONTHS             YEAR
                                     ENDED            ENDED

                                 APRIL 30,      OCTOBER 31,
                                      1999             1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                    292,382,140      767,269,962
Shares issued to
shareholders in payment of
distributions declared           1,481,479        4,192,141
Shares redeemed               (301,345,560)    (733,578,344)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (7,481,941)      37,883,759
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (13,218,426)      44,077,305


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Fserv, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $18,618 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the fund's effective date.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $147,105,000 and $192,691,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 83.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.4% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Michigan Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229667
Cusip 314229725
G01456-02 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Minnesota Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Cash Series Shares and Institutional Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and Minnesota personal income tax 1-through a portfolio concentrated in high-quality, short-term Minnesota municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for both Cash Series Shares and Institutional Shares. The fund's net assets totaled $491.3 million at the end of the reporting period.

Thank you for relying on Minnesota Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressure was absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the inflationary pressures created by a tight labor market. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy throughout the reporting period. Shortly after the close of the reporing period, at its May 1999 meeting, the Fed changed to a tightening bias, citing the strong U.S. economy in conjunction with record employment levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipals, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 45 days. The fund remained in a 45 to 50-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until later in the year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-
                   99.0% 1
                   MINNESOTA-99.0%

  $ 24,029,000     ABN AMRO MuniTOPS
                   Certificates Trust
                   (Minnesota Non-AMT) Series
                   1998-6 Weekly VRDNs
                   (Minneapolis/St. Paul, MN
                   Airport Commission)/(AMBAC
                   Financial Group, Inc.
                   INS)/(ABN AMRO Bank N.V.,
                   Amsterdam LIQ)                   $  24,029,000
     1,550,000     Albert Lea, MN Independent
                   School District No. 241,
                   3.35% RANs
                   (Minnesota State GTD),

                   9/20/1999                            1,550,992

     5,600,000     Anoka City, MN Solid Waste Disposal Authority, 3.15% CP
                   (United Power Associates)/(National Rural Utilities
                   Cooperative Finance Corp.

                   GTD),

                   Mandatory Tender 6/14/1999           5,600,000
     3,575,000     Apple Valley, MN, IDRB
                   (Series 1995) Weekly VRDNs
                   (AV Development Co.
                   Project)/(Firstar Bank,
                   Minnesota LOC)  3,575,000

     7,225,000     Avon, MN, (Series 1998)
                   Weekly VRDNs (Vesper

                   Corp.)/(KeyBank, N.A. LOC)           7,225,000
    14,400,000     Becker, MN, PCR (Series
                   1993-B), 3.15% CP

                   (Northern States Power
                   Co.), Mandatory Tender

                   6/18/1999                           14,400,000

     9,500,000     Becker, MN, PCR (Series 1993A & B), 2.85% CP (Northern States
                   Power Co.), Mandatory Tender

                   7/29/1999                            9,500,000

     6,700,000     Becker, MN, PCR (Series 1993A & B), 3.05% CP (Northern States
                   Power Co.), Mandatory Tender

                   7/16/1999                            6,700,000

     9,000,000     Becker, MN, PCR (Series 1993A & B), 3.10% CP (Northern States
                   Power Co.), Mandatory Tender

                   5/20/1999                            9,000,000

     2,855,000     Blaine, MN, IDRBs (Series
                   1996) Weekly VRDNs (S & S
                   of Minnesota,
                   LLC Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,855,000
       300,000     Bloomington, MN Port
                   Authority, Special Tax
                   Revenue Refunding Bonds
                   (Series 1996B) Weekly
                   VRDNs (Mall of
                   America)/(FSA INS)/(Credit

                   Local de France LIQ)                   300,000
     2,500,000     Bloomington, MN, IDRB
                   (Series 1995) Weekly VRDNs
                   (Now Technologies, Inc.
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,500,000
     1,000,000     Bloomington, MN, Multi-
                   Family Housing Weekly
                   VRDNs
                   (Crow/Bloomington
                   Apartments)/(Citibank

                   N.A., New York LOC)                  1,000,000
    10,300,000     Burnsville, MN, Variable
                   Rate Demand Revenue Bonds
                   (Series 1996) Weekly VRDNs
                   (YMCA Projects)/(Norwest

                   Bank Minnesota, N.A. LOC)           10,300,000
     3,300,000     Burnsville, MN, Adjustable
                   Rate IDRB (Series 1996)
                   Weekly VRDNs
                   (Caire, Inc.
                   Project)/(BankBoston, N.A.

                   LOC                                  3,300,000

     3,550,000     Byron, MN Weekly VRDNs
                   (Schmidt
                   Printing)/(Norwest Bank

                   Minnesota, N.A. LOC)                 3,550,000
     1,205,000     Chanhassen, MN IDA,
                   (Series 1995) Weekly VRDNs
                   (Building Management
                   Group, L.L.C.
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,205,000
     5,000,000     Cloquet, MN, Industrial
                   Facilities Revenue Bonds
                   (Series 1996A) Weekly
                   VRDNs (Potlatch
                   Corp.)/(Credit Suisse

                   First Boston LOC)                    5,000,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MINNESOTA-CONTINUED

 $   3,700,000     Coon Rapids, MN Hospital
                   Authority, (Series 1985)
                   Weekly VRDNs
                   (Health Central
                   System)/(Norwest Bank
                   Minnesota, N.A. LOC)            $    3,700,000
     3,080,000     Coon Rapids, MN, (Series
                   1996) Weekly VRDNs
                   (Medical Enterprise
                   Associates
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 3,080,000
     2,350,000     Cottage Grove, MN, IDR
                   Refunding Bonds (Series
                   1995) Weekly VRDNs
                   (Supervalu,
                   Inc.)/(Wachovia Bank of
                   NC, N.A., Winston-Salem

                   LOC)                                 2,350,000

     3,300,000     DDSB Municipal Securities
                   Trusts, Series 1994O
                   Weekly VRDNs
                   (Richfield, MN ISD
                   280)/(U.S. Bank, N.A.,

                   Minneapolis LIQ)                     3,300,000
     6,390,000     DDSB Municipal Securities
                   Trusts, Series 1994T
                   Weekly VRDNs
                   (Osseo, MN ISD
                   279)/(U.S. Bank, N.A.,

                   Minneapolis LIQ)                     6,390,000
    10,745,000   2 Dakota County & Washington
                   County MN Housing &
                   Redevelopment Authority,
                   MERLOTs (Series J), 3.15%
                   TOBs (United States
                   Treasury COL)/(First Union
                   National Bank, Charlotte,
                   NC LIQ), Optional Tender

                   6/1/1999                            10,745,000
     6,250,000     Dakota County, MN Housing &

                   Redevelopment Authority,
                   (Series C), 3.20% BANs,

                   4/25/2000                            6,250,000

     3,000,000   2 Dakota County, Washington
                   County & Anoka City, MN
                   Housing & Redevelopment
                   Authority, MERLOTs (Series
                   H), 3.15% TOBs (United
                   States Treasury COL)/
                   (First Union National
                   Bank, Charlotte, NC LIQ),
                   Optional Tender 6/1/1999             3,000,000
     2,900,000     Duluth, MN, (Series 1985)
                   Weekly VRDNs (Wachovia
                   Bank of NC, N.A.,

                   Winston-Salem LOC)                   2,900,000
     9,000,000     Duluth, MN, GO Tax and Aid
                   Anticipation Certificates
                   of Indebtedness
                   (Series 1999), 3.10% TANs,

                   12/31/1999                           9,007,596
       785,000     Eden Prairie, MN IDA, #194
                   Weekly VRDNs (Richard W.
                   Cohen Project)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              785,000
     1,170,000     Eden Prairie, MN IDA,
                   (Series 1996) Weekly VRDNs
                   (Challenge Printing, Inc.
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,170,000
     1,310,000     Eden Prairie, MN IDA,
                   (Series 1995) Weekly VRDNs
                   (Robert Lothenbach
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,310,000
       675,000     Elk River, MN Weekly VRDNs
                   (Tescom Corp.)/(Norwest

                   Bank Minnesota, N.A. LOC)              675,000
     5,000,000     Faribault, MN IDA, (Series
                   1988) Weekly VRDNs (Jerome
                   Foods)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                            5,000,000

     2,945,000     Farmington, MN, (Series
                   1996) Weekly VRDNs
                   (Lexington Standard
                   Corporation
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,945,000
     3,500,000     Fridley, MN ISD 14, 3.20%
                   TANs (Minnesota State

                   GTD), 2/11/2000                      3,500,000
     3,000,000     Hennepin Co. MN, (Series
                   1995C) Weekly VRDNs                  3,000,000
     6,550,000     Hennepin Co. MN, (Series
                   1996C) Weekly VRDNs                  6,550,000
     7,100,000     Hubbard County, MN, Solid
                   Waste Disposal (Series
                   1990) Weekly VRDNs
                   (Potlatch Corp.)/(Credit

                   Suisse First Boston LOC)             7,100,000
     5,200,000     Lino Lakes, MN, Variable
                   Rate Demand IDRBs (Series
                   1997) Weekly VRDNs
                   (Taylor Corp.)/(Norwest

                   Bank Minnesota, N.A. LOC)            5,200,000
PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MINNESOTA-CONTINUED

 $   1,000,000     MN Insured Municipal
                   Securities Trust, Series
                   1996A, Floating Rate
                   Certificates Weekly VRDNs
                   (Eden Prairie, MN ISD
                   272)/(MBIA INS)/
                   (Norwest Bank Minnesota,
                   N.A. LIQ)                       $    1,000,000
     1,125,000     MN Insured Municipal
                   Securities Trust, Series
                   1996B, Floating Rate
                   Certificates Weekly VRDNs
                   (Eden Prairie, MN ISD
                   272)/(MBIA INS)/
                   (Norwest Bank Minnesota,
                   N.A. LIQ)                            1,125,000

     2,500,000     MN Insured Municipal
                   Securities Trust, Series
                   1996H, Floating Rate
                   Certificates Weekly VRDNs
                   (St. Louis Park, MN Health
                   Care Facilities)/
                   (AMBAC Financial Group,
                   Inc. INS)/(Norwest Bank
                   Minnesota, N.A. LIQ)                 2,500,000
     2,250,000     MN Municipal Securities
                   Trust, Series 1996D,
                   Floating Rate Certificates
                   Weekly VRDNs (North St.
                   Paul-Maplewood, MN School
                   District 622)/
                   (Norwest Bank Minnesota,

                   N.A. LIQ)                            2,250,000

     3,500,000     MN Municipal Securities
                   Trust, Series 1996F,
                   Floating Rate Certificates
                   Weekly VRDNs (Lakeville,
                   MN ISD 194)/(Minnesota
                   State GTD)/
                   (Norwest Bank Minnesota,
                   N.A. LIQ)                            3,500,000

     5,000,000     MN Municipal Securities Trust, Series 1996F, Floating Rate
                   Certificates Weekly VRDNs (Benedictine Health System)/ (AMBAC
                   Financial Group, Inc.

                   INS)/
                   (Norwest Bank Minnesota,

                   N.A. LIQ)                            5,000,000

     4,000,000     MN Municipal Securities
                   Trust, Series 1996H,
                   Floating Rate Certificates
                   Weekly VRDNs (Rosemount,
                   MN ISD 196)/(FSA
                   INS)/(Norwest Bank

                   Minnesota, N.A. LIQ)                 4,000,000
     3,165,000     Maple Grove, MN, Variable
                   Rate Demand IDRBs (Series
                   1998) Weekly VRDNs
                   (Spancrete Midwest
                   Co.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 3,165,000
       950,000     Maplewood, MN, (Series
                   1997) Weekly VRDNs (Camada
                   Ltd. Partnership)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              950,000
     4,525,000     Maplewood, MN, Multi-
                   Family Housing (Series
                   1993) Weekly VRDNs
                   (Silver Ridge
                   Project)/(Federal Home

                   Loan Bank of Chicago LOC)            4,525,000
    10,495,000     Minneapolis CDA, (Series
                   1998 FR/RI-C8) Weekly
                   VRDNs (Riverplace Project
                   (The Pinnacle
                   Apartments))/(Bank of
                   America NT and SA, San

                   Francisco SWAP)                     10,495,000
       660,000     Minneapolis, MN IDA Weekly
                   VRDNs (JTJ
                   Co.)/(U.S. Bank, N.A.,

                   Minneapolis LOC)                       660,000
     1,000,000     Minneapolis, MN, 7.00%
                   Bonds (Lifespan Inc.-
                   Abbott Northwestern)/
                   (United States Treasury

                   PRF), 12/1/1999                      1,041,681

     1,000,000     Minneapolis, MN, Housing
                   Development Revenue
                   Refunding Bonds (Series
                   1988) Weekly VRDNs
                   (Symphony Place)/
                   (Citibank N.A., New York

                   LOC)                                 1,000,000

       900,000     Minneapolis, MN, Variable
                   Rate Demand Commercial
                   Development Revenue
                   Refunding Bonds (Series
                   1996) Weekly VRDNs (WNB &
                   Company
                   Project)/(U.S. Bank, N.A.,
                   Minneapolis LOC)                       900,000
    10,165,000     Minneapolis, MN, Variable
                   Rate Housing Revenue Bonds
                   Weekly VRDNs
                   (One Ten Grant
                   Project)/(U.S. Bank, N.A.,

                   Minneapolis LOC)                    10,165,000
     2,540,000   2 Minneapolis/St. Paul MN
                   Housing Finance Board, SFM
                   Revenue Bonds,
                   MERLOTs (Series D), 3.40%
                   TOBs (GNMA COL)/(First
                   Union National Bank,
                   Charlotte, NC LIQ),

                   Optional Tender 7/1/1999             2,540,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MINNESOTA-CONTINUED

 $   8,000,000     Minnesota Agricultural and
                   Economic Development
                   Board, (Series 1996)
                   Weekly VRDNs (Evangelical
                   Lutheran Good Samaritan
                   Society)/
                   (Rabobank Nederland,

                   Utrecht LOC)                    $    8,000,000
     8,000,000     Minnesota State
                   Commissioner of Iron Range
                   Resources &
                   Rehabilitation,
                   (Series 1991) Weekly VRDNs
                   (Louisiana-Pacific
                   Corp.)/(Wachovia Bank of
                   NC, N.A., Winston-Salem

                   LOC)                                 8,000,000
     4,995,000   2 Minnesota State HFA,
                   (Series 1998C) PT-204,
                   3.70% TOBs
                   (Bayerische Hypotheken-und
                   Vereinsbank AG LIQ),

                   Optional Tender 5/19/1999            4,995,000
     3,800,000     Minnesota State Higher
                   Education Coordinating
                   Board, (Series 1992A)
                   Weekly VRDNs (U.S. Bank,

                   N.A., Minneapolis LIQ)               3,800,000
     7,000,000     Minnesota State Higher
                   Education Coordinating
                   Board, 1992 (Series B)
                   Weekly VRDNs (U.S. Bank,

                   N.A., Minneapolis LIQ)               7,000,000
    12,700,000     Minnesota State Higher
                   Education Coordinating
                   Board, 1992 (Series C)
                   Weekly VRDNs (U.S. Bank,

                   N.A., Minneapolis LIQ)              12,700,000
     6,500,000     Minnesota State Higher
                   Education Coordinating
                   Board, 1992 (Series C)
                   Weekly VRDNs (U.S. Bank,

                   N.A., Minneapolis LIQ)               6,500,000
     5,750,000     Minnesota State Higher
                   Education Facility
                   Authority, (Series Four-S)
                   Weekly VRDNs (Bethel
                   College and
                   Seminary)/(Allied Irish

                   Banks PLC LOC)                       5,750,000
     4,310,000     Minnesota State, (Series
                   A), 5.00% Bonds (AMBAC
                   Financial Group,

                   Inc. INS), 6/30/1999                 4,323,190
    21,475,000     Minnesota State, 3.15%
                   Bonds, 11/1/1999                    21,504,522
     1,000,000     Minnesota State, 5.00%
                   Bonds, 8/1/1999                      1,004,385
     5,000,000     Minnesota Tax and Aid
                   Anticipation Borrowing
                   Program, (Series 1998B),
                   3.625% TANs (Minnesota

                   State GTD), 8/27/1999                5,000,000
     3,250,000     Minnesota Tax and Aid
                   Anticipation Borrowing
                   Program, (Series 1998A),
                   3.67% TANs (Minnesota

                   State GTD), 8/20/1999                3,250,000
     2,000,000     Minnesota Tax and Aid
                   Anticipation Borrowing
                   Program, (Series 1999A),
                   3.00% TANs (Minnesota

                   State GTD), 2/3/2000                 2,000,000
    12,500,000     Minnesota Tax and Aid
                   Anticipation Borrowing
                   Program, (Series 1999B),
                   2.95% TANs (Minnesota

                   State GTD), 2/24/2000               12,500,000
       870,000     Minnetonka, MN, IDRB
                   (Series 1996) Weekly VRDNs
                   (PGI Cos., Inc.)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              870,000
     5,900,000     Minnetonka, MN,
                   Multifamily Housing
                   Revenue Refunding Bonds
                   (Series 1995) Weekly VRDNs
                   (Southampton Apartments
                   Project (MN))/
                   (National Bank of Canada,

                   Montreal LOC)                        5,900,000
     6,500,000     Minnetonka, MN, Rental
                   Housing Revenue Bonds
                   (Series 1998), 4.03% TOBs
                   (Bayerische Landesbank
                   Girozentrale), Mandatory

                   Tender 5/1/1999                      6,500,000
     1,300,000     New Brighton, MN, IDR
                   Weekly VRDNs (Unicare
                   Homes, Inc.)/(Paribas,

                   Paris LOC)                           1,300,000
     1,000,000     New Hope, MN IDRB, (Series
                   1994) Weekly VRDNs (Gaines
                   and Hanson
                   Printing Co.)/(Norwest

                   Bank Minnesota, N.A. LOC)            1,000,000
PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MINNESOTA-CONTINUED

 $   3,020,000     New Hope, MN Weekly VRDNs
                   (Paddock Labs)/(U.S. Bank,

                   N.A., Minneapolis LOC)          $    3,020,000
    15,000,000     Oak Park Heights, MN,
                   Elderly Housing Revenue
                   Bonds (Series 1998B),
                   4.2625% TOBs (Bayerische
                   Landesbank Girozentrale),

                   Mandatory Tender 12/1/1999          15,000,000
     4,650,000     Olmsted County, MN
                   Building Authority,
                   Certificates of
                   Participation Weekly VRDNs
                   (Human Services
                   Infrastructure)/(Toronto-

                   Dominion Bank LOC)                   4,650,000
     1,190,000     Plymouth, MN Weekly VRDNs
                   (Nuaire, Inc.)/(Norwest

                   Bank Minnesota, N.A. LOC)            1,190,000
     3,000,000     Plymouth, MN, IDRB (Series
                   1994) Weekly VRDNs
                   (Olympic Steel, Inc.)/
                   (National City Bank, Ohio

                   LOC)                                 3,000,000

     1,200,000     Port Authority of Saint
                   Paul, MN, (Series 1998A)
                   Weekly VRDNs
                   (Bix Fruit Co.)/(Firstar

                   Bank, Milwaukee LOC)                 1,200,000
     2,500,000     Port Authority of Saint
                   Paul, MN, Variable Rate
                   Demand IDRBs (Series
                   1998A) Weekly VRDNs
                   (National Checking
                   Co.)/(U.S. Bank, N.A.,

                   Minneapolis LOC)                     2,500,000
       670,000     Port of Austin, MN Weekly
                   VRDNs (Mower House Color)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              670,000

     8,600,000     Rochester, MN Health Care
                   Facility Authority,
                   (Series B), 3.10% CP
                   (Mayo Foundation),

                   Mandatory Tender 5/10/1999           8,600,000
     1,650,000     Rocori, MN ISD No. 750,
                   (Series 1998), 4.25% Bonds
                   (Minnesota State GTD),

                   9/3/1999                             1,652,818

       250,000     Rogers, MN IDA Weekly VRDNs
                   (Metal Sales Manufacturing

                   Corp.)/(KeyBank, N.A. LOC)             250,000
     2,485,000     Rogers, MN IDA, IDRB Weekly
                   VRDNs (DAC Development,
                   LLC Project)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                            2,485,000

     7,100,000     Southern Minnesota
                   Municipal Power Agency,

                   3.05% CP,

                   Mandatory Tender 5/12/1999           7,100,000
     1,025,000     St. Cloud, MN Housing &
                   Redevelopment Authority,
                   Revenue Refunding
                   Bonds (Series 1994A)
                   Weekly VRDNs (Coborn's,
                   Inc.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,025,000
     2,125,000     St. Cloud, MN Housing &
                   Redevelopment Authority,
                   Revenue Refunding
                   Bonds (Series 1994B)
                   Weekly VRDNs (Coborn's,
                   Inc.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,125,000
     7,100,000     St. Cloud, MN, (Series
                   1997-A) Weekly VRDNs (The
                   Saint Cloud
                   Hospital)/(Rabobank

                   Nederland, Utrecht LOC)              7,100,000
     9,400,000     St. Louis Park, MN Health
                   Care Facilities, Floating
                   Rate Monthly Demand IDRBs
                   (Series 1984) Weekly VRDNs
                   (Unicare Homes,

                   Inc.)/(Paribas, Paris LOC)           9,400,000
     4,500,000     St. Paul, MN Housing &
                   Redevelopment Authority
                   Weekly VRDNs
                   (District Cooling St Paul,
                   Inc.)/(Credit Local de

                   France LOC)                          4,500,000
       400,000     St. Paul, MN Housing &
                   Redevelopment Authority
                   Weekly VRDNs
                   (United Way)/(U.S. Bank,

                   N.A., Minneapolis LOC)                 400,000
     2,000,000     St. Paul, MN Housing &
                   Redevelopment Authority,
                   (1995 Series I)
                   Weekly VRDNs (District
                   Cooling St. Paul,
                   Inc.)/(Credit Local de

                   France LOC)                          2,000,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MINNESOTA-CONTINUED
  $  2,625,000     St. Paul, MN Housing &

                   Redevelopment Authority,
                   Hampden Square Apartments
                   (Series A), 3.937% TOBs
                   (Bayerische Landesbank
                   Girozentrale), Mandatory

                   Tender 7/1/1999                 $    2,625,000
     1,000,000     St. Paul, MN Port
                   Authority, (Series 1991)
                   Weekly VRDNs
                   (West Gate
                   Office)/(U.S. Bank, N.A.,

                   Minneapolis LOC)                     1,000,000
     1,000,000     Steele County, MN, IDRB
                   (Series 1994) Weekly VRDNs
                   (Blount, Inc.)/
                   (Nationsbank, N.A.,

                   Charlotte LOC)                       1,000,000
    10,000,000     VRDC/IVRC Trust, Tax-
                   Exempt Variable Rate
                   Demand Certificates
                   (Series 1997A) Weekly
                   VRDNs (University of
                   Minnesota)/(Citibank N.A.,

                   New York LIQ)                       10,000,000
     2,695,000     Victoria, MN, IDRB,
                   (Series 1996A) Weekly
                   VRDNs (HEI, Inc. Project)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                            2,695,000
     1,140,000     Victoria, MN, IDRBs,
                   (Series 1996B) Weekly
                   VRDNs (HEI, Inc. Project)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                            1,140,000
     1,935,000     Waseca, MN ISD #829, 3.25%
                   TANs, 3/31/2000                      1,938,431
     5,440,000     Washington County, MN
                   Housing & Redevelopment
                   Authority, Trust Receipts
                   (Series 1998 FR/RI-C9)
                   Weekly VRDNs (Granada Pond
                   Apartments)/
                   (Bank of America NT and SA,

                   San Francisco SWP)                   5,440,000
     1,950,000     Wells, MN, 3.30% TOBs
                   (Stokely, Inc.)/(First
                   Union National Bank,
                   Charlotte, NC LOC),

                   Optional Tender 6/1/1999             1,950,000
       835,000     White Bear, MN Weekly VRDNs
                   (Thermoform Plastic,
                   Inc.)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              835,000

     1,950,000     White Bear, MN, Variable
                   Rate Demand Industrial
                   Revenue Bonds Weekly VRDNs
                   (N.A. Ternes
                   Project)/(Firstar Bank,

                   Minnesota LOC)                       1,950,000
     1,935,000     Winona, MN ISD 381, 3.75%
                   RANs (Minnesota State

                   GTD), 9/22/1999                      1,936,985
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                $ 486,639,600

Securities that are subject to Alternative Minimum Tax represent 32.4% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $21,280,000, which represents 4.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($491,308,291) at April 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes CDA -Community Development Administration COL -Collateralized CP -Commercial Paper FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond INS -Insured ISD -Independent School District LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts Liquidity Optional Tender Series PCR -Pollution Control Revenue PLC -Public Limited Company PRF -Prerefunded RANs -Revenue Anticipation Notes SA -Support Agreement SFM -Single Family Mortgage TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 486,639,600
Cash                                                  872,033
Income receivable                                   2,565,760
Receivable for shares sold                          2,614,392
TOTAL ASSETS                                      492,691,785
LIABILITIES:

Income distribution

payable                         $ 1,263,898
Accrued expenses                    119,596
TOTAL LIABILITIES                                   1,383,494
Net assets for 491,308,291
shares outstanding                              $ 491,308,291
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$280,514,178 / 280,514,178

shares outstanding                                      $1.00
CASH SERIES SHARES:

$210,794,113 / 210,794,113

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                            $ 9,252,101
EXPENSES:

Investment advisory fee                          $  1,153,989
Administrative personnel
and services fee                                      217,527
Custodian fees                                         10,247
Transfer and dividend
disbursing agent fees and
expenses                                               48,875
Directors'/Trustees' fees                               2,211
Auditing fees                                           6,248
Legal fees                                              9,449
Portfolio accounting fees                              53,452
Distribution services fee-
Cash Series Shares                                    627,958
Shareholder services fee-
Institutional Shares                                  407,264
Shareholder services fee-
Cash Series Shares                                    313,979
Share registration costs                               26,103
Printing and postage                                   15,878
Insurance premiums                                     32,335
Miscellaneous                                           1,747
TOTAL EXPENSES                                      2,927,262
WAIVERS:
Waiver of investment
advisory fee                    $  (703,914)
Waiver of distribution
services fee-Cash Series
Shares                             (313,979)
Waiver of shareholder
services fee-Institutional
Shares                             (407,264)
TOTAL WAIVERS                                      (1,425,157)
Net expenses                                                          1,502,105
Net investment income                                               $ 7,749,996

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                    SIX MONTHS
                                         ENDED                YEAR

                                   (unaudited)               ENDED
                                     APRIL 30,         OCTOBER 31,

                                          1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    7,749,996    $     17,164,545
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (4,727,328)        (10,155,213)
Cash Series Shares                  (3,022,668)         (7,009,332)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (7,749,996)        (17,164,545)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             788,398,760       1,392,083,828
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,623,472           7,214,822
Cost of shares redeemed           (835,820,153)     (1,292,784,856)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (44,797,921)        106,513,794
Change in net assets               (44,797,921)        106,513,794
NET ASSETS:

Beginning of period                536,106,212         429,592,418
End of period                   $  491,308,291    $    536,106,212

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   SIX
                                                MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                            YEAR ENDED OCTOBER 31,
                                                  1999           1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03         0.03         0.04         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)       (0.03)       (0.03)       (0.04)       (0.03)
NET ASSET VALUE,

END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                    1.47%          3.44%        3.48%        3.49%        3.82%        2.58%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                          0.30% 2        0.30%        0.30%        0.30%        0.30%        0.31%
Net investment income                             2.90% 2        3.39%        3.42%        3.43%        3.77%        2.55%
Expenses 3                                        0.79% 2        0.80%        0.81%        0.81%        0.82%        0.65%
Net investment income 3                           2.41% 2        2.89%        2.91%        2.92%        3.25%        2.21%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $280,514       $328,507     $208,365     $217,443     $212,392     $159,704

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash Series Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   SIX
                                                MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                            YEAR ENDED OCTOBER 31,
                                                  1999           1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03         0.03         0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)       (0.03)       (0.03)       (0.03)      (0.02)
NET ASSET VALUE,

END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 1                                    1.21%          2.93%        2.97%        2.97%        3.41%       2.17%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                          0.80% 2        0.80%        0.80%        0.80%        0.70%       0.71%
Net investment income                             2.40% 2        2.89%        2.92%        2.93%        3.37%       2.15%
Expenses 3                                        1.29% 2        1.30%        1.31%        1.31%        1.32%       1.32%
Net investment income 3                           1.91% 2        2.39%        2.41%        2.42%        2.75%       1.54%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                                 $210,794       $207,599     $221,227     $235,614     $131,471     $94,335

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $491,308,291.

Transactions in shares were as follows:


                                SIX MONTHS            YEAR
                                     ENDED           ENDED

                                 APRIL 30,     OCTOBER 31,
                                      1999            1998

CASH SERIES SHARES:
Shares sold                    382,792,192      648,659,025
Shares issued to
shareholders in payment of
distributions declared           2,508,048        6,851,690
Shares redeemed               (382,105,114)    (669,138,653)

NET CHANGE RESULTING FROM
CASH SERIES SHARE

TRANSACTIONS                     3,195,126      (13,627,938)


                                SIX MONTHS             YEAR
                                     ENDED            ENDED

                                 APRIL 30,      OCTOBER 31,
                                      1999             1998

INSTITUTIONAL SHARES:
Shares sold                    405,606,568      743,424,803
Shares issued to
shareholders in payment of
distributions declared             115,424          363,132
Shares redeemed               (453,715,039)    (623,646,203)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (47,993,047)     120,141,732
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (44,797,921)     106,513,794

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $391,935,000 and $441,988,390, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 46.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.8% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY. JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Minnesota Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

314229873
314229402

1052807 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of North Carolina Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and North Carolina state income tax 1-through a portfolio concentrated in high-quality, short-term North Carolina municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends of $0.01 per share. The fund's net assets reached $157.3 million at the end of the reporting period.

You can count on North Carolina Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates ("federal funds target rate"). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields then declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 39 days. The fund remained in a 30 to 45-day average maturity range over the reporting period, and ended the reporting period at 43 days, a neutral stance. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yield for the fund's shares on April 30, 1999 was 3.07%, 2 compared to 2.81%2 at the beginning of the reporting period, with the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yield was the equivalent of a 5.51% taxable yield for investors in the highest federal and state effective tax bracket.

AS WE APPROACH MID YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)


PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-100% 1
                 NORTH CAROLINA-96.8%

  $              10,819,000 2 ABN AMRO MuniTOPS Certificates Trust (North
                 Carolina Non-Amt) Series 1998-23, 3.25% TOBs (Mission St.
                 Josephs Health System)/(MBIA INS)/(ABN AMRO Bank N.V.,
                 Amsterdam LIQ), Optional

                 Tender 6/2/1999                  $  10,819,000
     1,755,000   Alamance County, NC
                 Industrial Facilities &
                 PCFA, (Series B) Weekly
                 VRDNs (Culp,
                 Inc.)/(Wachovia Bank of
                 NC, N.A., Winston-Salem

                 LOC)                                 1,755,000

     5,785,000   Alexander County, NC
                 Industrial Facilities &
                 PCFA, (Series 1997) Weekly
                 VRDNs (Mitchell Gold
                 Company, Inc.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      5,785,000
     1,600,000   Buncombe County, NC
                 Industrial Facilities &
                 PCFA, (Series 1991) Weekly
                 VRDNs (Rich Mount,
                 Inc.)/(Bank of Tokyo-

                 Mitsubishi Ltd. LOC)                 1,600,000
       615,000   Burke County, NC
                 Industrial Facilities &
                 PCFA Weekly VRDNs (Norwalk
                 Furniture Corp & Hickory
                 Furniture)/(Branch Banking

                 & Trust Co., Wilson LOC)               615,000
       640,000   Catawba County, NC
                 Industrial Facilities &
                 PCFA, (Series 1992) Weekly

                 VRDNs (WSMP,
                 Inc.)/(Nationsbank, N.A.,

                 Charlotte LOC)                         640,000
     4,000,000   Catawba County, NC
                 Industrial Facilities &
                 PCFA, (Series 1998) Weekly
                 VRDNs (Centro,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 4,000,000
     3,115,000   Cleveland County, NC
                 Industrial Facilities & PCFA, IDRB (Series 1990) Weekly VRDNs
                 (MetalsAmerica, Inc. Project)/(BankBoston, N.A.

                 LOC)                                 3,115,000

     1,310,000   Cleveland County, NC
                 Industrial Facilities &
                 PCFA, Pollution Control
                 Revenue Bonds (Series
                 1995) Weekly VRDNs (Grover
                 Industries, Inc.
                 Project)/(Bank of America,
                 IL LOC)                              1,310,000

     2,200,000   Clipper, NC Tax-Exempt Trust Weekly VRDNs (North Carolina
                 State)/(State Street Bank and Trust Co.

                 LIQ)                                 2,200,000

     6,000,000   Gaston County, NC
                 Industrial Facilities &
                 PCFA, (Series 1997) Weekly
                 VRDNs (Thermoform Plastic,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 6,000,000
     2,360,000   Guilford County, NC
                 Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs
                 (South/Win Ltd.)/(Branch Banking &

                 Trust Co, Wilson LOC)                2,360,000
     7,600,000   Halifax County, NC
                 Industrial Facilities &
                 PCFA Weekly VRDNs
                 (Flambeau Airmold
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                 7,600,000
       600,000   Iredell County, NC
                 Industrial Facilities &
                 PCFA, Industrial Revenue
                 Bonds Weekly VRDNs (Jet

                 Corr, Inc.
                 Project)/(National Bank of

                 Canada, Montreal LOC)                  600,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-
continued 1

                 NORTH CAROLINA-CONTINUED

  $  1,000,000   Johnson County, NC
                 Industrial Facilities &
                 PCFA, (Series 1996) Weekly
                 VRDNs (Inolex Chemical
                 Company Project)/(PNC
                 Bank, N.A. LOC)                 $    1,000,000
     2,500,000   Lee County, NC Industrial
                 Facility & PCFA, (Series
                 1989) Weekly VRDNs
                 (Avondale Mills,
                 Inc.)/(SunTrust Bank,

                 Atlanta LOC)                         2,500,000
     1,800,000   Lincoln County, NC
                 Industrial Facilities &
                 PCFA, Industrial Revenue
                 Bonds Weekly VRDNs
                 (Leucadia, Inc
                 Project)/(National Bank of

                 Canada, Montreal LOC)                1,800,000
     2,600,000   Martin County, NC IFA,
                 (Series 1993) Weekly VRDNs
                 (Weyerhaeuser Co.)                   2,600,000

     4,800,000   McDowell County, NC
                 Industrial Facilities &
                 PCFA, (Series 1997) Weekly
                 VRDNs (Parker Hosiery,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              4,800,000

     2,400,000   Mecklenberg County, NC Industrial Facilities & PCFA, (Series
                 1996) Weekly VRDNs (SteriGenics International
                 Project)/(Comerica Bank,

                 Detroit, MI LOC)                     2,400,000
     3,680,000   Mecklenberg County, NC
                 Industrial Facility & PCFA, (Series 1988) Weekly VRDNs (Florida
                 Steel Corp.)/(Nationsbank, N.A.,

                 Charlotte LOC)                       3,680,000
       900,000   Mecklenburg County, NC,
                 (Series 1996) Weekly VRDNs
                 (YMCA of Greater Charlotte
                 Project)/(Wachovia Bank of
                 NC, N.A., Winston-Salem

                 LOC)                                   900,000
     3,000,000   Mecklenburg County, NC,
                 3.75% Bonds, 4/1/2000                3,018,735
     2,765,000   New Hanover County, NC PCFA
                 Weekly VRDNs (Efson,
                 Inc.)/(Branch Banking &

                 Trust Co, Wilson LOC)                2,765,000
     1,225,000   New Hanover County, NC
                 PCFA, (Series 1990) Weekly
                 VRDNs (Wilmington
                 Machinery, Inc.
                 Project)/(Branch Banking &

                 Trust Co, Wilson LOC)                1,225,000
     2,250,000   New Hanover County, NC, GO
                 School Bonds, (Series
                 1995) Weekly VRDNs
                 (Wachovia Bank of NC, N.A.,

                 Winston-Salem LIQ)                   2,250,000
     2,250,000   New Hanover County, NC, GO
                 School Bonds, (Series
                 1995) Weekly VRDNs
                 (Wachovia Bank of NC, N.A.,

                 Winston-Salem LIQ)                   2,250,000
     5,000,000   North Carolina Eastern
                 Municipal Power Agency,
                 3.15% CP (Canadian
                 Imperial Bank of Commerce
                 LOC), Mandatory Tender

                 6/1/1999                             5,000,000

     1,165,000   North Carolina Eastern
                 Municipal Power Agency,
                 PT-132 Weekly VRDNs (MBIA
                 INS)/(Credit Suisse First

                 Boston LIQ)                          1,165,000
     2,000,000   North Carolina Educational
                 Facilities Finance Agency,
                 (Series 1999) Weekly VRDNs
                 (Catawba
                 College)/(Wachovia Bank of

                 NC, NA, Winston-Salem LOC)           2,000,000
    12,000,000 2 North Carolina HFA,
                 Variable Rate Certificates (Series 1998L), 3.80% TOBs (Bank of
                 America NT and SA, San Francisco LIQ),

                 Optional Tender 7/15/1999           12,000,000
     3,455,000   North Carolina Medical
                 Care Commission, (Series
                 A), 4.25% Bonds (Pitt
                 County Memorial Hospital),

                 12/1/1999                            3,481,617

     1,325,000   North Carolina Medical
                 Care Commission, 3.10%
                 Bonds (Mission St. Josephs

                 Health System), 10/1/1999            1,325,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NORTH CAROLINA-CONTINUED

 $   7,327,000   North Carolina Municipal
                 Power Agency No. 1, (Series
                 A), 3.10% CP (Morgan
                 Guaranty Trust Co., New
                 York and UBS AG LOCs),
                 Mandatory Tender 7/22/1999      $    7,327,000
     4,400,000   North Carolina Municipal
                 Power Agency No. 1, (Series
                 A), 3.15% CP (Morgan
                 Guaranty Trust Co., New
                 York and UBS AG LOCs),

                 Mandatory Tender 6/18/1999           4,400,000
     2,798,000   North Carolina Municipal
                 Power Agency No. 1, (Series
                 A), 3.15% CP (Morgan
                 Guaranty Trust Co., New
                 York and UBS AG LOCs),

                 Mandatory Tender 7/22/1999           2,798,000
     2,500,000   North Carolina State,
                 (Series 1998A) PA-342
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            2,500,000
     3,280,000   Orange County, NC
                 Industrial Facilities &
                 PCFA Weekly VRDNs (Mebane
                 Packaging Corp.)/(First
                 Union National Bank,

                 Charlotte, NC LOC)                   3,280,000
     1,300,000   Piedmont, NC Airport
                 Authority Weekly VRDNs
                 (Triad International
                 Maintenance Corp.)/(Mellon

                 Bank N.A., Pittsburgh LOC)           1,300,000
     1,000,000   Pitt County, NC, Series A,
                 6.20% Bonds (Pitt County
                 Memorial Hospital)/(United
                 States Treasury COL),

                 12/1/1999                            1,018,337
     1,500,000   Randolph County, NC IDA,
                 (Series 1990) Weekly VRDNs
                 (Wayne Steel, Inc.)/(Bank

                 One, Ohio, N.A. LOC)                 1,500,000
     4,385,000   Robeson County, NC
                 Industrial Facilities &
                 PCFA, (Series 1999) Weekly
                 VRDNs (Rempac Foam
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)             4,385,000
     1,000,000   Rowan County, NC
                 Industrial Facilities &
                 PCFA, (Series 1999) Weekly
                 VRDNs (SouthTrust Bank of

                 Alabama, Birmingham LOC)             1,000,000
     1,200,000   Rutherford County, NC,
                 Industrial Facilities &
                 PCFA Weekly VRDNs (Spring-
                 Ford Knitting Co.)/(Branch
                 Banking & Trust Co, Wilson

                 LOC)                                 1,200,000

     1,500,000   Sampson County, NC
                 Industrial Facilities &
                 PCFA, (Series 1997) Weekly
                 VRDNs (DuBose Strapping,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,500,000

     3,500,000   Wake County, NC Housing
                 Authority Weekly VRDNs
                 (Chandler Ridge
                 Apartments)/(PNC Bank,

                 N.A. LOC)                            3,500,000
     1,900,000   Wake County, NC, 4.50%
                 Bonds, 3/1/2000                      1,920,854
     2,596,795   Wayne County, NC PCFA
                 Weekly VRDNs (Cooper

                 Industries, Inc.)                    2,596,795
     7,600,000   Wilson County, NC PCA,
                 (Series 1994) Weekly VRDNs
                 (Granutec, Inc.)/(Branch
                 Banking & Trust Co, Wilson

                 LOC)                                 7,600,000
                 TOTAL                              152,385,338


PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-
                 continued 1
                 PUERTO RICO-3.2%

 $   2,000,000   Puerto Rico Industrial,
                 Medical & Environmental
                 PCA, (1983 Series A), 2.90%
                 TOBs (Merck & Co., Inc.),
                 Optional Tender 12/1/1999       $    2,000,000
     3,000,000   Puerto Rico Industrial,
                 Medical & Environmental PCA, (Series 1983A), 3.60% TOBs
                 (Reynolds Metals Co.)/(ABN AMRO Bank N.V., Amsterdam LOC),
                 Optional

                 Tender 9/1/1999                      3,000,000
                 TOTAL                                5,000,000

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 3                $ 157,385,338


Securities that are subject to Alternative Minimum Tax represent 55.1% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 1999 these securities amounted to $22,819,000 which represents 14.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($157,329,613) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMT -Alternative Minimum Tax
COL -Collateralized
CP -Commercial Paper
GO -General Obligation
HFA -Housing Finance Authority

IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOCs -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCFA -Pollution Control Finance Authority SA -Support Agreement TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 157,385,338
Income receivable                                   790,272
TOTAL ASSETS                                    158,175,610
LIABILITIES:

Income distribution

payable                         $ 359,827
Payable to Bank                   443,847
Accrued expenses                   42,323
TOTAL LIABILITIES                                   845,997
Net assets for 157,329,613
shares outstanding                            $ 157,329,613
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$157,329,613 /157,329,613

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                        $ 3,270,287
EXPENSES:

Investment advisory fee        $  498,680
Administrative personnel
and services fee                   75,201
Custodian fees                      4,776
Transfer and dividend
disbursing agent fees and
expenses                           27,196
Directors'/Trustees' fees             789
Auditing fees                       6,375
Legal fees                          5,046
Portfolio accounting fees          24,967
Shareholder services fee          249,340
Share registration costs           11,652
Printing and postage                8,504
Insurance premiums                 10,167
Miscellaneous                       2,575
TOTAL EXPENSES                    925,268
WAIVER:
Waiver of investment
advisory fee                     (332,437)
Net expenses                                        592,831
Net investment income                           $ 2,677,456


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                    SIX MONTHS

                                         ENDED                  YEAR
                                   (unaudited)                 ENDED

                                     APRIL 30,           OCTOBER 31,
                                          1999                  1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    2,677,456       $      5,603,680
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (2,677,456)            (5,603,680)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             384,495,429          1,078,743,485
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,867,408              4,634,347
Cost of shares redeemed           (441,143,927)        (1,043,902,913)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (54,781,090)            39,474,919
Change in net assets               (54,781,090)            39,474,919
NET ASSETS:

Beginning of period                212,110,703            172,635,784
End of period                   $  157,329,613       $    212,110,703


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                          YEAR ENDED OCTOBER 31,
                                                  1999           1998         1997         1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD                             $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03         0.03        0.04        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)       (0.03)       (0.03)      (0.04)      (0.02)
NET ASSET VALUE,

END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.34%          3.17%        3.24%        3.23%       3.51%       2.06%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.59% 3        0.59%        0.59%        0.59%       0.59%       0.49% 3
Net investment income                             2.68% 3        3.09%        3.19%        3.17%       3.46%       2.54% 3
Expenses 4                                        0.92% 3        0.94%        0.99%        1.01%       0.99%       0.93% 3
Net Investment Income 4                           2.35% 3        2.74%        2.79%        2.75%       3.06%       2.10% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                                 $157,330       $212,111     $172,636     $137,749     $97,602     $85,249


1 Reflects operations for the period from December 31, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 31, 1993, the fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $157,329,613. Transactions in shares were as follows:


                                SIX-MONTHS               YEAR
                                     ENDED              ENDED

                                 APRIL 30,        OCTOBER 31,
                                      1999               1998

Shares sold                    384,495,429      1,078,743,485
Shares issued to
shareholders in payment of
distributions declared           1,867,408          4,634,347
Shares redeemed               (441,143,927)    (1,043,902,913)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (54,781,090)        39,474,919


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $135,500,000 and $218,166,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 75.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.2% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

North Carolina Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229782

G01177-01 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of New Jersey Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and New Jersey personal income tax 1-through a portfolio concentrated in high-quality, short-term New Jersey municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets reached $198.5 million at the end of the reporting period.

Thank you for relying on New Jersey Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 65 days, reflecting the declining interest rate environment in the fall of 1998. Over the reporting period, the fund's average maturity was maintained in a band of 55 to 65 days until April where we let it decline to 45 days, a neutral stance. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Shares and Institutional Service Shares were 2.98% 2 and 2.88%,2 respectively, on April 30, 1999. These yields were higher relative to six months ago with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields are the equivalent of taxable yields of 5.27% for Institutional Shares and 5.09% for Institutional Service Shares for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                     VALUE

                 SHORT-TERM MUNICIPALS-99.4 1
                 NEW JERSEY-99.4%

 $   1,625,000   Atlantic Highlands, NJ,

                 3.625% BANs, 8/20/1999          $     1,627,054
     2,685,000   Atlantic Highlands, NJ,
                 3.625% BANs, 1/21/2000                2,693,972
     1,700,000   Atlantic Highlands, NJ,
                 4.00% BANs, 8/20/1999                 1,701,493
     3,293,116   Barnegat, NJ, 3.50% BANs,
                 8/30/1999                             3,296,603

     1,445,000   Camden County, NJ
                 Improvement Authority,
                 (Series 1995) Weekly VRDNs
                 (Jewish Federation of
                 Southern Jersey,
                 Inc.)/(National
                 Westminster Bank, PLC,
                 London LOC)                          1,445,000
       900,000   Camden County, NJ
                 Improvement Authority, (Series 1996) Weekly VRDNs (Parkview
                 Redevelopment Housing Project)/(General Electric Capital Corp.

                 LOC)                                    900,000

     4,080,000   Clipper, NJ Tax-Exempt
                 Trust, (Series 1996-2)
                 Weekly VRDNs (New Jersey
                 Housing & Mortgage
                 Financing Authority)/(MBIA
                 INS)/(State Street Bank

                 and Trust Co. LIQ)                    4,080,000
     2,154,750   Flemington Borough, NJ,
                 4.00% BANs, 8/26/1999                 2,156,745
     2,900,000   Hammonton, NJ, 3.75% BANs,
                 1/27/2000                             2,910,407
     5,116,503   High Bridge Borough, NJ,
                 3.60% BANs, 9/3/1999                  5,117,307
     1,150,000   Jersey City, NJ Municipal
                 Utilities Authority,
                 (Series 1998), 4.00% Bonds

                 (FSA INS), 12/1/1999                  1,156,252
     2,603,610   Lavallette Borough, NJ,
                 3.50% BANs, 4/28/2000                 2,609,842
     1,587,750   Little Egg Harbor
                 Township, NJ, 3.75% BANs,

                 3/10/2000                             1,594,338
     3,040,000   Lumberton Township, NJ,
                 3.84% BANs, 9/23/1999                 3,042,797
     1,820,000   Manchester Township, NJ,
                 3.50% BANs, 11/4/1999                 1,822,711
     1,500,000   Middlesex County, NJ PCFA
                 Weekly VRDNs (FMC Gold
                 Co.)/(Wachovia Bank of NC,

                 N.A., Winston-Salem LOC)              1,500,000
    12,200,000   New Jersey EDA Weekly VRDNs
                 (Center-For-Aging-
                 Applewood Estates)/(Fleet
                 National Bank,

                 Springfield, MA LOC)                 12,200,000
     5,268,000   New Jersey EDA Weekly VRDNs
                 (Meridan Health Care)/(FMB
                 Bank LOC)  5,268,000

     2,400,000   New Jersey EDA Weekly VRDNs
                 (U.S. Golf
                 Association)/(PNC Bank,

                 N.A. LOC)                             2,400,000

     3,850,000   New Jersey EDA Weekly VRDNs
                 (YM-YWHA of Bergen County,
                 NJ)/(Bank of New York, New

                 York LOC)                             3,850,000
     1,720,000   New Jersey EDA, (1994
                 Series A), 4.20% TOBs
                 (A.F.L. Quality,
                 Inc.)/(Fleet Bank N.A.
                 LOC), Optional Tender

                 7/1/1999                              1,720,000
       385,000   New Jersey EDA, (1994
                 Series B), 4.20% TOBs (Two
                 Univac, L.L.C.)/(Fleet
                 Bank N.A. LOC), Optional

                 Tender 7/1/1999                         385,000

PRINCIPAL

AMOUNT                                                     VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW JERSEY-CONTINUED

 $   4,100,000   New Jersey EDA, (Series
                 1985) Weekly VRDNs (Seton
                 Co.)/(First Union National
                 Bank, Charlotte, NC LOC)        $     4,100,000
     3,800,000   New Jersey EDA, (Series
                 1986) Weekly VRDNs
                 (Ridgefield
                 Associates)/(Bank of New

                 York, New York LOC)                   3,800,000
       300,000   New Jersey EDA, (Series
                 1987G) Weekly VRDNs (W.Y.
                 Urban Renewal)/(National
                 Westminster Bank, PLC,

                 London LOC)                             300,000
     2,300,000   New Jersey EDA, (Series
                 1990) Weekly VRDNs
                 (Genlyte Camden
                 County)/(Bank of America
                 NT and SA, San Francisco

                 LOC)                                  2,300,000

       955,000   New Jersey EDA, (Series
                 1992D-1) Weekly VRDNs
                 (Danlin Corp.)/(Banque

                 Nationale de Paris LOC)                 955,000
     2,610,000   New Jersey EDA, (Series
                 1992L) Weekly VRDNs (Kent
                 Place School)/(Banque

                 Nationale de Paris LOC)               2,610,000
     2,145,000   New Jersey EDA, (Series
                 1995) Weekly VRDNs
                 (International Vitamin
                 Corporation
                 Project)/(National
                 Westminster Bank, PLC,

                 London LOC)                          2,145,000
     4,185,000   New Jersey EDA, (Series
                 1996) Weekly VRDNs (R.
                 Realty Co.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              4,185,000

     2,325,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs
                 (Lauffer Building
                 Associates, Ltd.)/(Credit

                 Suisse First Boston LOC)             2,325,000
     1,775,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs
                 (Oakland Building
                 Associates, Ltd.)/(Credit

                 Suisse First Boston LOC)             1,775,000
     1,800,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs
                 (Oakland Industrial
                 Associates, Ltd.)/(Credit

                 Suisse First Boston LOC)             1,800,000
     2,500,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs (Okner
                 Parkway Associates Ltd.
                 Partnership)/(Credit

                 Suisse First Boston LOC)             2,500,000
     3,500,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs
                 (Phoenix Realty
                 Partners)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              3,500,000

     1,600,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs (UJA
                 Federation of Bergan
                 County and North Hudson,
                 Inc.)/(Bank of New York,

                 New York LOC)                        1,600,000
     2,400,000   New Jersey EDA, (Series
                 1997) Weekly VRDNs (Wood
                 Hollow Associates,
                 L.L.C.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,400,000

     2,800,000   New Jersey EDA, (Series
                 1998) Weekly VRDNs
                 (Deutscher Realty Co.
                 LLC)/(Chase Manhattan Bank

                 N.A., New York LOC)                  2,800,000
     1,300,000   New Jersey EDA, (Series
                 1998) Weekly VRDNs (St.
                 James Preparatory School &
                 St. James Social Service
                 Corp.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,300,000

     2,000,000   New Jersey EDA, (Series
                 1998A) Weekly VRDNs
                 (Bayshore Health Care
                 Center)/(KBC Bancassurance

                 Holding LOC)                         2,000,000

PRINCIPAL

AMOUNT                                                     VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW JERSEY-CONTINUED

  $  9,430,000   New Jersey EDA, (Series
                 1998A) Weekly VRDNs
                 (Jewish Home at
                 Rockleigh)/(Allied Irish
                 Banks PLC LOC)                    $   9,430,000
     5,690,000   New Jersey EDA, (Series
                 1999) Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A.,
                 Cherry Hill, NJ

                 LOC)                                  5,690,000
     1,080,000   New Jersey EDA, (Series A)
                 Weekly VRDNs (325 Midland
                 Avenue, LLC & Wearbest Sil-
                 Tex, Ltd.)/(Bank of New

                 York, New York LOC)                   1,080,000
       335,000   New Jersey EDA, (Series B)
                 Weekly VRDNs (325 Midland
                 Avenue, LLC & Wearbest Sil-
                 Tex, Ltd.)/(Bank of New

                 York, New York LOC)                     335,000
       560,000   New Jersey EDA, (Series W)
                 Weekly VRDNs (Datatec
                 Industries, Inc.)/(Banque

                 Nationale de Paris LOC)                 560,000
     2,815,000   New Jersey EDA, Economic
                 Development Bonds Weekly
                 VRDNs (Atlantic States
                 Cast Iron Pipe
                 Co.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                       2,815,000
     4,800,000   New Jersey EDA, Port
                 Facility Revenue Bonds
                 (Series 1983) Weekly VRDNs
                 (Trailer Marine Transport
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)              4,800,000
     8,500,000   New Jersey EDA, Trust
                 Receipts (Series 1998
                 FR/RI-34) Weekly VRDNs
                 (New Jersey-American Water
                 Co., Inc.)/(FGIC
                 INS)/(Bank of New York, New

                 York LIQ)                             8,500,000
     7,710,000   New Jersey Housing &
                 Mortgage Financing
                 Authority, CDC Municipal
                 Products Class A
                 Certificates (Series
                 1996B) Weekly VRDNs (MBIA
                 INS)/(CDC Municipal

                 Products, Inc. LIQ)                   7,710,000
     2,000,000   New Jersey State
                 Educational Facilities
                 Authority, (Series 1998)
                 FR/RI-A33 Trust Receipts
                 Weekly VRDNs (AMBAC
                 INS)/(National Westminster

                 Bank, PLC, London LIQ)                2,000,000
     1,300,000   New Jersey State
                 Transportation Trust Fund
                 Agency, (Series 1998
                 FR/RI-A21) Weekly VRDNs
                 (AMBAC INS)/(National
                 Westminster Bank, PLC,

                 London LIQ)                           1,300,000
     7,500,000   New Jersey State
                 Transportation Trust Fund
                 Agency, Trust Receipts
                 (Series 1996-1) Weekly
                 VRDNs (MBIA INS)/(Bank of

                 New York, New York LIQ)               7,500,000
     4,000,000   New Jersey State
                 Transportation Trust Fund
                 Agency, Trust Receipts
                 (FR/RI-A37) Weekly VRDNs
                 (AMBAC INS)/(National
                 Westminster Bank, PLC,

                 London LIQ)                           4,000,000
     3,940,000   New Jersey State, (CDC
                 Series 1997L) Weekly VRDNs
                 (CDC Municipal Products,

                 Inc. LIQ)                             3,940,000
     4,500,000   New Jersey State, (Series
                 1999A), 3.20% CP,

                 Mandatory Tender 6/14/1999            4,500,000
     2,453,950   Pine Hill Borough, NJ,
                 3.84% BANs, 8/6/1999                  2,454,505
    10,000,000   Port Authority of New York
                 and New Jersey, (Series

                 1991-4) Weekly VRDNs                 10,000,000
     2,175,000   Riverdale Borough, NJ,
                 3.50% BANs, 5/24/1999                 2,175,406
     3,227,500   Union Beach, NJ, 3.75%
                 BANs, 1/20/2000                       3,239,917

PRINCIPAL

AMOUNT                                                     VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW JERSEY-CONTINUED

 $   3,200,000   Union County, NJ Utilities
                 Authority, Trust Receipts
                 FR/RI-38 Weekly VRDNs
                 (Ogden Martin Systems Of
                 Union, Inc.)/(AMBAC
                 INS)/(Bank of New York,
                 New York LIQ)                   $     3,200,000
     5,200,000   Washington Borough, NJ,
                 3.30% BANs, 12/10/1999                5,203,058
     1,000,000   Washington Township
                 (Mercer County), NJ, 4.00%

                 BANs, 8/6/1999                        1,000,638
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 2                  $197,306,045

 Securities that are subject to Alternative Minimum Tax represent 26.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
94.37%       5.63%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($198,486,181) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes CP -Commercial Paper EDA -Economic Development Authority FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCFA -Pollution Control Finance Authority PLC -Public Limited Company SA -Support Agreement TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 197,306,045
Cash                                                162,336
Income receivable                                 1,449,021
TOTAL ASSETS                                    198,917,402
LIABILITIES:

Income distribution

payable                         $ 418,289
Accrued expenses                   12,932
TOTAL LIABILITIES                                   431,221
Net assets for 198,486,181
shares outstanding                            $ 198,486,181
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$130,029,262 / 130,029,262

shares outstanding                                    $1.00

INSTITUTIONAL SERVICE

SHARES:
$68,456,919 / 68,456,919

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                          $ 2,996,336
EXPENSES:

Investment advisory fee                          $  370,029
Administrative personnel
and services fee                                     69,918
Custodian fees                                        4,825
Transfer and dividend
disbursing agent fees and
expenses                                             22,180
Directors'/Trustees' fees                             1,240
Auditing fees                                         6,447
Legal fees                                            5,939
Portfolio accounting fees                            27,801
Distribution services fee-
Institutional Service
Shares                                               34,783
Shareholder services fee-
Institutional Shares                                144,311
Shareholder services fee-
Institutional Service
Shares                                               86,957
Share registration costs                             14,304
Printing and postage                                 10,896
Insurance premiums                                   12,004
Miscellaneous                                         1,108
TOTAL EXPENSES                                      812,742
WAIVERS:
Waiver of investment
advisory fee                    $  (80,080)
Waiver of distribution
services fee-Institutional
Service Shares                     (34,783)
Waiver of shareholder
services fee-Institutional
Shares                            (115,449)
Waiver of shareholder
services fee-Institutional
Service Shares                     (34,783)
TOTAL WAIVERS                                                        (265,095)
Net expenses                                                          547,647
Net investment income                                             $ 2,448,689


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX  MONTHS

                                         ENDED

                                    (unaudited)          YEAR ENDED
                                      APRIL 30,          OCTOBER 31,

                                          1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    2,448,689       $     6,304,513
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (1,544,575)           (4,351,312)
Institutional Service
Shares                                (904,114)           (1,953,201)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (2,448,689)           (6,304,513)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             307,511,930           670,567,607
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 450,835             1,275,927
Cost of shares redeemed           (280,749,469)         (667,515,788)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        27,213,296             4,327,746
Change in net assets                27,213,296             4,327,746
NET ASSETS:

Beginning of period                171,272,885           166,945,139
End of period                   $  198,486,181       $   171,272,885


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                           SIX  MONTHS

                                 ENDED

                            (unaudited)

                              APRIL 30,                   YEAR ENDED OCTOBER 31,

                                  1999           1998         1997         1996        1995        1994
NET ASSET VALUE,
BEGINNING OF PERIOD             $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income             0.01           0.03         0.03         0.03        0.03        0.02
LESS DISTRIBUTIONS:

Distributions from

net investment income            (0.01)         (0.03)       (0.03)       (0.03)      (0.03)      (0.02)
NET ASSET VALUE,
END OF PERIOD                   $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                    1.32%          3.12%        3.18%        3.17%       3.46%       2.26%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                          0.55% 2       0.55%         0.55%        0.55%       0.55%       0.54%
Net investment income             2.69% 2       3.07%         3.13%        3.13%       3.41%       2.22%
Expenses 3                        0.83% 2       0.83%         0.86%        0.92%       0.96%       0.93%
Net investment income 3           2.41% 2       2.79%         2.82%        2.76%       3.00%       1.83%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $130,029      $106,032      $112,407     $115,722     $86,944     $62,984

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                          SIX  MONTHS

                                ENDED

                           (unaudited)

                             APRIL 30,                   YEAR ENDED OCTOBER 31,
                                 1999         1998        1997        1996        1995        1994
NET ASSET VALUE,
BEGINNING OF PERIOD            $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income            0.01         0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS:

Distributions from

net investment income           (0.01)       (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE,
END OF PERIOD                  $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                   1.27%        3.01%       3.08%       3.07%       3.36%       2.16%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                         0.65% 2      0.65%       0.65%       0.65%       0.65%       0.65%
Net investment income            2.59% 2      2.95%       3.08%       3.03%       3.28%       2.19%
Expenses 3                       0.93% 2      0.93%       0.96%       1.02%       1.06%       1.06%
Net investment income 3          2.31% 2      2.67%       2.77%       2.66%       2.87%       1.78%
SUPPLEMENTAL DATA:
Net assets,
end of period

(000 omitted)                 $68,457      $65,240     $54,538     $28,807     $29,817     $36,704

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were wavied. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $198,486,181.

Transactions in shares were as follows:


                                SIX MONTHS

                                     ENDED          YEAR  ENDED
                                  APRIL 30,          OCTOBER 31,

                                      1999                 1998
INSTITUTIONAL SHARES:
Shares sold                    220,263,410          453,405,235
Shares issued to
shareholders in payment of
distributions declared              12,681               43,111
Shares redeemed               (196,279,267)        (459,822,649)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                    23,996,824           (6,374,303)



                               SIX  MONTHS

                                     ENDED          YEAR  ENDED
                                  APRIL 30,          OCTOBER 31,

                                      1999                 1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                     87,248,520          217,162,372
Shares issued to
shareholders in payment of
distributions declared             438,154            1,232,816
Shares redeemed                (84,470,202)        (207,693,139)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               3,216,472           10,702,049
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              27,213,296            4,327,746


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $210,190,000 and $139,794,762, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 69.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.8% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

New Jersey Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229600
Cusip 314229709
2052902 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of New York Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Cash II Shares.

The fund is a convenient way to put your ready cash to work pursuing double or triple tax-free income-free from federal regular income tax, New York state income tax, and New York City local income tax 1-through a portfolio concentrated in high-quality, short-term New York municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double or triple tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid tax-free dividends totaling $0.01 per share for both Institutional Service Shares and Cash II Shares. The fund's total net assets totaled $690.5 million at the end of the reporting period.

Thank you for relying on New York Municipal Cash Trust to help your ready cash pursue tax free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record unemployment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 69 days. The fund's average maturity declined steadily over the reporting period, which was characterized by a general lack of fixed-rate note supply, and ended the reporting period at 45 days, a neutral stance. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Service Shares and Cash II Shares, were 3.09% 2 and 2.93%,2 respectively, on April 30, 1999. These yields were higher relative to the beginning of the reporting period with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields were the equivalent of taxable yields 5.49% for Institutional Service Shares and 5.21% for Cash II Shares for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-
                 99.3% 1
                 NEW YORK-99.1%

  $  9,195,000   Albany County Airport
                 Authority, NY, Trust
                 Receipts (Series 1997
                 FR/RI-7) Weekly VRDNs (FSA
                 INS)/(Bank of New York, New
                 York LIQ)                        $   9,195,000
     4,940,000   Argyle, NY Central School
                 District, 3.35% BANs,

                 12/1/1999                            4,944,200

     7,115,000   Canandaigua, NY City
                 School District, 3.35%

                 BANs, 3/30/2000                      7,127,600
     3,500,000   Cayuga County, NY IDA,
                 (Series 1998) Weekly VRDNs
                 (NFR Northeast, Inc.)/

                 (KeyBank, N.A. LOC)                  3,500,000
       950,000   Chautauqua County, NY IDA
                 Weekly VRDNs (Cliffstar

                 Corp.)/(KeyBank, N.A. LOC)             950,000
     3,900,000   Chautauqua County, NY IDA
                 Weekly VRDNs (Mogen David
                 Wine Corp.)/(Wells Fargo

                 Bank, N.A. LOC)                      3,900,000
    12,995,000   Clipper Tax-Exempt Trust
                 (New York AMT) Series 1998-
                 10 Weekly VRDNs (New York
                 State Mortgage
                 Agency)/(State Street Bank

                 and Trust Co. LIQ)                  12,995,000
       820,000   Colonie, NY IDA Weekly
                 VRDNs (Herbert S.

                 Ellis)/(HSBC Bank USA LOC)             820,000
       600,000   Colonie, NY IDA, (Series
                 1988) Weekly VRDNs
                 (Specialty Retailers,

                 Inc.)/(HSBC Bank USA LOC)              600,000
     2,800,000   Colonie, NY IDA, 3.35% TOBs
                 (800 North Pearl
                 Associates)/(Fleet Bank
                 N.A. LOC), Optional Tender

                 12/1/1999                            2,800,000
     2,475,000   Columbia County, NY IDA,
                 (Series 1998A) Weekly
                 VRDNs (Empire Homes,

                 LLC)/(KeyBank, N.A. LOC)             2,475,000
     5,200,000   Corinth, NY IDA, Solid
                 Waste Disposal Revenue
                 Bonds (Series A), 3.85%
                 TOBs (International Paper
                 Co.), Optional Tender

                 3/1/2000                             5,200,000

     8,000,000   Dalton-Nunda, NY Central
                 School District, 3.40%

                 BANs, 11/24/1999                     8,008,756
     1,200,000   Dutchess County, NY IDA,
                 Series 1995 Weekly VRDNs
                 (Laerdal Medical
                 Corp.)/(Bank of New York,

                 New York LOC)                        1,200,000
     5,000,000   Erie County, NY IDA,
                 (Series 1998) Weekly VRDNs
                 (Alden Scientific

                 Corp.)/(KeyBank, N.A. LOC)           5,000,000
     2,140,000   Erie County, NY IDA,
                 (Series A) Weekly VRDNs
                 (Gemcor)/(HSBC Bank USA

                 LOC)                                 2,140,000

     5,000,000   Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                 (Servotronics, Inc. Project)/(Fleet Bank N.A.

                 LOC)                                 5,000,000
       485,000   Fulton County, NY IDA,
                 3.40% TOBs (Gates Mills,
                 Inc.)/(Fleet Bank N.A.
                 LOC), Optional Tender

                 12/1/1999                              485,000

     2,000,000   Groton Central School
                 District, NY, 3.35% BANs,

                 3/30/2000                            2,002,646
     1,300,000   Guilderland, NY IDA,
                 (Series 1993A) Weekly VRDNs (Northeastern Industrial Park,
                 Inc.)/(Fleet Bank N.A.

                 LOC)                                 1,300,000
     3,740,000   Herkimer County, NY IDA,
                 1994 IDRB Weekly VRDNs
                 (Granny's Kitchen)/(Bank

                 of New York, New York LOC)           3,740,000
     5,000,000   Levittown Union Free
                 School District, NY, 3.80%
                 TANs, 6/23/1999                      5,000,694

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   3,850,000   Liverpool Central School
                 District, NY, 4.00% RANs,

                 8/3/1999                         $   3,853,727
    16,300,000   Long Island Power
                 Authority, Electric System
                 Subordinated Revenue Bonds
                 (Series 1) Weekly VRDNs
                 (Bayerische Landesbank
                 Girozentrale and
                 Westdeutsche Landesbank
                 Girozentrale LOCs)                  16,300,000
     2,330,000   Long Island Power
                 Authority, Floater
                 Certificates (Series 1998-
                 66) Weekly VRDNs (MBIA
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            2,330,000
     1,600,000   Madison County, NY IDA,
                 (Series 1989A) Weekly VRDNs (Madison, NY Upstate Metals)/(Fleet
                 Bank N.A.

                 LOC)                                 1,600,000
     4,100,000   Madison County, NY IDA,
                 (Series A) Weekly VRDNs
                 (Owl Wire and

                 Cable)/(KeyBank, N.A. LOC)           4,100,000
     7,000,000   Madrid-Waddington NY
                 Central School District,

                 3.40% BANs, 10/29/1999               7,002,326
     6,000,000   Mayfield, NY Central
                 School District, 3.45%

                 BANs, 10/15/1999                     6,001,318
    34,395,000   Metropolitan
                 Transportation Authority,
                 New York, MERLOTS (Series
                 1997 C-2) Weekly VRDNs
                 (FGIC INS)/(First Union
                 National Bank, Charlotte,

                 N.C. LIQ)                           34,395,000

     4,265,000   Metropolitan
                 Transportation Authority,
                 New York, Trust Receipts
                 (Series 1997 FR/RI-9)
                 Weekly VRDNs (FGIC
                 INS)/(Bank of New York, New

                 York LIQ)                            4,265,000
     2,170,000   Miller Place, NY Union Free
                 School District, 3.80%

                 TANs, 6/30/1999                      2,170,446
    12,000,000   New Paltz, NY Central
                 School District, 3.95%

                 BANs, 6/15/1999                     12,002,130
     4,740,000   New York City Housing
                 Development Corp.,
                 Municipal Securities Trust
                 Receipts (Series 1996-
                 CMC1A) Weekly VRDNs (Chase

                 Manhattan Corp. LIQ)                 4,740,000
     4,735,000   New York City Housing
                 Development Corp.,
                 Municipal Securities Trust
                 Receipts (Series 1996-
                 CMC1B) Weekly VRDNs (Chase

                 Manhattan Corp. LIQ)                 4,735,000
     7,000,000   New York City Municipal
                 Water Finance Authority,
                 (PT-243) Weekly VRDNs
                 (FSA INS)/(Bayerische
                 Hypotheken-und Vereinsbank

                 AG LIQ)                              7,000,000

    15,000,000   New York City Municipal
                 Water Finance Authority,
                 3.25% CP (Bank of Nova
                 Scotia, Toronto,
                 Commerzbank AG, Frankfurt
                 and Toronto-Dominion Bank
                 LOCs), Mandatory Tender
                 8/19/1999                           15,000,000

    23,000,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts (Series
                 1997 FR/RI-6) Weekly VRDNs
                 (MBIA INS)/(Bank of New

                 York, New York LIQ)                 23,000,000
     8,270,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts, (Series
                 1998 FR/RI-10) Weekly
                 VRDNs (FSA INS)/(Bank of

                 New York, New York LIQ)              8,270,000
    10,000,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts, (Series
                 1998 FR/RI-11) Weekly
                 VRDNs (FSA INS)/(Bank of

                 New York, New York LIQ)             10,000,000
     6,300,000 2 New York City Municipal
                 Water Finance Authority, Variable Rate Certificates (Series
                 1997A-1), 3.15% TOBs (MBIA INS)/(Bank of America NT and SA, San
                 Francisco LIQ),

                 Optional Tender 12/16/1999           6,300,000
     9,345,000 2 New York City Municipal
                 Water Finance Authority, Variable Rate Certificates (Series
                 1997A-2), 3.15% TOBs (MBIA INS)/(Bank of America NT and SA, San
                 Francisco LIQ),

                 Optional Tender 12/16/1999           9,345,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED
 $      50,001   New York City, NY IDA,

                 Weekly VRDNs (David Rosen
                 Bakers Supply)/(Ford Motor
                 Credit Corp. LIQ)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                        $      50,001
     7,035,000   New York City, NY IDA, CDC
                 1997H - Class A Certificates Weekly VRDNs (Japan Airlines
                 Co.)/(FSA INS)/(CDC Municipal

                 Products, Inc. LIQ)                  7,035,000
     8,020,000   New York City, NY IDA, CDC
                 Municipal Products, Inc.
                 (Series 1998D) Weekly
                 VRDNs (Japan Airlines
                 Co.)/(FSA INS)/(CDC
                 Municipal Products, Inc.

                 LIQ)                                 8,020,000

     3,380,000   New York City, NY IDA, CDC Municipal Products, Inc. (Series
                 1996H) Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC
                 Municipal Products, Inc.

                 LIQ)                                 3,380,000
     8,690,000   New York City, NY IDA,
                 Class A Certificates (Series CDC-1997E) Weekly VRDNs (Japan
                 Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc.

                 LIQ)                                 8,690,000

     7,100,000   New York City, NY
                 Transitional Finance
                 Authority, (1998 Subseries
                 A-1) Weekly VRDNs
                 (Commerzbank AG, Frankfurt

                 LIQ)                                 7,100,000

    16,595,000   New York City, NY
                 Transitional Finance
                 Authority, PT-1047 Weekly
                 VRDNs (Bank of America NT

                 and SA, San Francisco LIQ)          16,595,000
    14,300,000   New York City, NY, (PA-156)

                 Weekly VRDNs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                14,300,000

     3,200,000   New York City, NY, Series B Daily VRDNs (FGIC INS)/(FGIC
                 Securities

                 Purchase, Inc. LIQ)                  3,200,000
    11,445,000   New York City, NY, UT GO
                 (Series A), 4.25% Bonds,

                 8/1/1999                            11,460,344

     6,000,000   New York City, NY, UT GO (Series G), 3.90% Bonds,

                 8/1/1999                             6,001,464

    10,475,000   New York State Dormitory
                 Authority, PA-60 (Series
                 1993) Weekly VRDNs
                 (Rochester General
                 Hospital)/(FHA
                 INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ)                                10,475,000

     6,245,000   2 New York State Dormitory Authority, PT-128 (Series 1997),
                 3.90% TOBs (Rosalind & Joseph Gurwin Jewish Geriatric Center of
                 Long Island, Inc.)/(AMBAC INS)/(Credit Suisse First Boston
                 LIQ), Optional

                 Tender 8/5/1999                      6,245,000
     5,980,000   New York State Dormitory
                 Authority, PT-130 (Series
                 1997) Weekly VRDNs (United
                 Health Services Hospitals,
                 Inc.)/(AMBAC INS)/(Credit

                 Suisse First Boston LIQ)             5,980,000
    10,800,000   New York State Energy
                 Research & Development
                 Authority Daily VRDNs
                 (Niagara Mohawk Power
                 Corp.)/(Toronto-Dominion

                 Bank LOC)                           10,800,000
     5,445,000   New York State Energy
                 Research & Development
                 Authority, (PA-144) Weekly
                 VRDNs (Long Island
                 Lighting Co.)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                 5,445,000

    12,200,000   New York State
                 Environmental Facilities
                 Corp., Trust Receipts
                 (Series 1997 FR/RI-4)
                 Weekly VRDNs (New York City
                 Municipal Water Finance
                 Authority)/(Bank of New
                 York, New York LIQ)                 12,200,000
       795,000   New York State Job
                 Development Authority
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale
                 and Morgan Guaranty Trust

                 Co., New York LOCs)                    795,000
     3,105,000   New York State Job
                 Development Authority
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale
                 and Morgan Guaranty Trust

                 Co., New York LOCs)                  3,105,000
PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   2,320,000   New York State Job
                 Development Authority,
                 (Series C-1) Monthly VRDNs
                 (Bayerische Landesbank
                 Girozentrale and Morgan
                 Guaranty Trust Co.,
                 New York LOCs)                   $   2,320,000
    30,200,000   New York State Local
                 Government Assistance
                 Corp., (Series E) Weekly
                 VRDNs (Canadian Imperial

                 Bank of Commerce LOC)               30,200,000
     3,160,000   New York State Medical Care

                 Facilities Finance Agency,
                 Hospital Insured Mortgage
                 Revenue Bonds (PT-154)
                 Weekly VRDNs (FHA
                 INS)/(Banco Santander SA

                 LIQ)                                 3,160,000

    14,495,000   New York State Mortgage
                 Agency, (Series PA-422)
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                           14,495,000
     3,700,000   New York State Mortgage
                 Agency, (Series PA-29)
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            3,700,000
     2,400,000   New York State Mortgage
                 Agency, Homeowner Mortgage
                 Revenue Bonds (Series PA-
                 87) Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            2,400,000
     3,670,000   New York State Mortgage
                 Agency, Homeowner Mortgage
                 Revenue Bonds (Series PT-
                 15B) Weekly VRDNs
                 (Commerzbank AG, Frankfurt

                 LIQ)                                 3,670,000

     8,645,000   New York State Mortgage
                 Agency, (Series PA-406)
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            8,645,000
     5,000,000 2 New York State Mortgage
                 Agency, (PT-164), 3.25%
                 TOBs (Banque Nationale de
                 Paris LIQ), Optional

                 Tender 3/9/2000                      5,000,000
     6,500,000   New York State Thruway
                 Authority, (PA-172) Weekly
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                 6,500,000

     9,555,000 2 New York State Thruway
                 Authority, (Series E) PT-
                 1141,% TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender

                 3/2/2000                             9,555,000

     8,400,000   New York State Urban
                 Development Corp.,
                 Municipal Securities Trust
                 Receipts (Series 1996-
                 CMC6) Weekly VRDNs (Chase

                 Manhattan Corp. LIQ)                 8,400,000
     1,600,000   Odessa-Montour, NY Central
                 School District, 3.25%

                 BANs, 11/17/1999                     1,600,763
     1,160,000   Onondaga County, NY IDA,
                 (Series 1997) Weekly VRDNs (General Super Plating Co.,
                 Inc.)/(KeyBank, N.A.

                 LOC)                                 1,160,000

     1,725,000   Onondaga County, NY Weekly
                 VRDNs (Grainger (W.W.),

                 Inc.)                                1,725,000
     1,300,000   Ontario, NY IDA Weekly
                 VRDNs (Hillcrest
                 Enterprises/Buckeye
                 Corrugated)/(National City

                 Bank, Ohio LOC)                      1,300,000
     5,700,000   Oswego County, NY IDA
                 Weekly VRDNs (Copperweld
                 Corp.)/(Credit Lyonnais,

                 Paris LOC)                           5,700,000
     9,900,000   Perry Central School
                 District, NY, 3.80% BANs,

                 6/15/1999                            9,901,526

    15,000,000   Port Authority of New York
                 and New Jersey Weekly VRDNs         15,000,000

    15,000,000   Port Authority of New York
                 and New Jersey Weekly VRDNs         15,000,000

     3,000,000   Portville, NY Central
                 School District, 3.50%

                 BANs, 10/20/1999                     3,001,357
     4,500,000   Riverhead, NY IDA, IDRB
                 (Series 1998) Weekly VRDNs
                 (Altaire Pharmaceuticals,
                 Inc.)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      4,500,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   1,000,000   Rotterdam, NY IDA, (Series
                 1993A) Weekly VRDNs
                 (Rotterdam Industrial
                 Park)/(Fleet Bank N.A.
                 LOC)                             $   1,000,000
        60,546   Schenectady, NY IDA,
                 Weekly VRDNs (McClellan
                 Street Associates)/(Ford
                 Motor Credit Corp.
                 LIQ)/(Chase Manhattan Bank

                 N.A., New York LOC)                     60,546
     1,425,000   Schenectady, NY IDA, IDRB
                 (Series 1995A) Weekly
                 VRDNs (Fortitech Holding
                 Corporation
                 Project)/(Fleet Bank N.A.

                 LOC)                                 1,425,000
     1,332,500   Solvay, NY, (Series A),
                 3.40% BANs, 10/14/1999               1,332,792
     3,997,500   Solvay, NY, (Series B),
                 3.45% BANs, 10/14/1999               3,998,377
     2,720,000   Southeast, NY IDA, IDRB
                 (Series 1995) Weekly VRDNs
                 (Dairy Conveyor Corp.
                 Project)/(Chase Manhattan

                 Bank N.A., New York LOC)             2,720,000
     3,540,000   Southeast, NY IDA,
                 Variable Rate IDRB 1996
                 Weekly VRDNs (The Rawplug
                 Company, Inc.)/(Bank of

                 New York, New York LOC)              3,540,000
     2,500,000   St. Lawrence County, NY
                 IDA, (Series 1998A) Weekly
                 VRDNs (Alcoa, Inc.)                  2,500,000

       900,000   Suffolk County, NY IDA
                 Weekly VRDNs (C & J Realty
                 Corp.)/(Ford Motor Credit
                 Corp. LIQ)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                              900,000
       750,000   Suffolk County, NY IDA
                 Weekly VRDNs (YM-YWHA of
                 Suffolk)/(European
                 American Bank, New York
                 LOC)  750,000

     6,495,000   Suffolk County, NY IDA,
                 (Series 1997B) Weekly
                 VRDNs (Maryhaven Center of

                 Hope)/(KeyBank, N.A. LOC)            6,495,000
     5,000,000   Suffolk County, NY IDA,
                 (Series 1998A) Weekly
                 VRDNs (Episcopal Health
                 Services, Inc. Civic
                 Facility)/(Paribas, Paris

                 LOC)                                 5,000,000
     1,800,000   Suffolk County, NY IDA,
                 5.0375% TOBs (Grainger
                 (W.W.), Inc.), Optional

                 Tender 6/1/1999                      1,800,000
     8,000,000   Syracuse, NY IDA Syracuse
                 Weekly VRDNs (Crouse
                 Health Hospital
                 Cardiology)/(Manufacturer's
                 & Traders Trust Co.,

                 Buffalo, NY LOC)                     8,000,000
    10,640,000   Triborough Bridge & Tunnel
                 Authority, NY, Floater
                 Certificates (Series 1998-
                 72) Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                           10,640,000
    18,990,000   Triborough Bridge & Tunnel
                 Authority, NY, Trust
                 Receipts (Series 1998
                 FR/RI-A1) Weekly VRDNs
                 (Bayerische Hypotheken-und

                 Vereinsbank AG LIQ)                 18,990,000
     2,400,000   United Nations, NY
                 Development Corp., (PA-
                 155) Weekly VRDNs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                 2,400,000

    11,500,000   VRDC/IVRC Trust, (Series
                 1993B) Weekly VRDNs
                 (Metropolitan
                 Transportation Authority,
                 New York)/(AMBAC Financial
                 Group, Inc. INS)/(Hong
                 Kong & Shanghai Banking
                 Corp. LIQ)                          11,500,000
    14,800,000   VRDC/IVRC Trust, (Series
                 1993G) Weekly VRDNs (St.
                 Lukes Roosevelt Hospital
                 Center)/(FHA INS)/(Hong
                 Kong & Shanghai Banking

                 Corp. LIQ)                          14,800,000
     7,500,000   Walden Village, NY IDA,
                 IDRB (Series 1994) Weekly
                 VRDNs (Spence Engineering
                 Co.)/(First Union National

                 Bank, Charlotte, N.C. LOC)           7,500,000
     3,650,000   Wallkill, NY, 3.40% BANs,
                 4/28/2000                            3,655,242

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   4,470,000   Warren & Washington
                 Counties, NY IDA Weekly
                 VRDNs (Sandy Hill
                 Corp.)/(First Union
                 National Bank, Charlotte,
                 N.C. LOC)                        $   4,470,000
     2,100,000   Wyandanch, NY Union Free
                 School District, 3.50%

                 TANs, 6/29/1999                      2,100,832
                 TOTAL                              684,182,087

                 PUERTO RICO-0.2%

     1,550,976   Commonwealth of Puerto
                 Rico Municipal Revenues
                 Collection Center, 1997A
                 LeaseTOPS Trust Weekly
                 VRDNs (ABN AMRO Bank N.V.,
                 Amsterdam LIQ)/(State
                 Street Bank and Trust Co.
                 LOC)                                 1,550,976
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 685,733,063


 Securities that are subject to Alternative Minimum Tax represents 25.5% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
91.41%       8.59%


2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid by criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $36,445,000, which represents 5.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($690,546,040) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GO -General Obligation IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOCs -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series RANs -Revenue Anticipation Notes SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 685,733,063
Cash                                                  214,144
Income receivable                                   6,103,939
TOTAL ASSETS                                      692,051,146
LIABILITIES:

Income distribution

payable                         $ 1,439,042
Accrued expenses                     66,064
TOTAL LIABILITIES                                   1,505,106
Net assets for 690,546,040
shares outstanding                              $ 690,546,040
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$631,532,531 / 631,532,531

shares outstanding                                      $1.00
CASH II SHARES:

$59,013,509 / 59,013,509

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                            $ 10,386,427

EXPENSES:

Investment advisory fee                          $  1,260,770
Administrative personnel
and services fee                                      237,655
Custodian fees                                         13,996
Transfer and dividend
disbursing agent fees and
expenses                                               56,511
Directors'/Trustees' fees                               2,480
Auditing fees                                           6,215
Legal fees                                              8,173
Portfolio accounting fees                              57,193
Distribution services fee-
Institutional Service
Shares                                                718,372
Distribution services fee-
Cash II Shares                                         69,609
Shareholder services fee-
Institutional Service
Shares                                                718,372
Shareholder services fee-
Cash II Shares                                         69,609
Share registration costs                               20,432
Printing and postage                                   16,324
Insurance premiums                                     24,823
Miscellaneous                                           1,757
TOTAL EXPENSES                                      3,282,291
WAIVERS:
Waiver of investment
advisory fee                    $  (256,444)
Waiver of distribution
services fee-Institutional
Service Shares                     (718,372)
Waiver of distribution
services fee-Cash II
Shares                              (69,609)
Waiver of shareholder
services fee-Institutional
Service Shares                     (459,758)
TOTAL WAIVERS                                      (1,504,183)
Net expenses                                                           1,778,108
Net investment income                                               $  8,608,319


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                      SIX MONTHS

                                           ENDED                   YEAR
                                     (unaudited)                  ENDED

                                       APRIL 30,            OCTOBER 31,
                                            1999                   1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      8,608,319       $     17,525,524
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                                (7,890,645)           (16,632,253)
Cash II Shares                          (717,674)              (893,271)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                       (8,608,319)           (17,525,524)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,224,148,105          2,229,397,824
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 3,256,152              7,306,584
Cost of shares redeemed           (1,093,826,373)        (2,125,311,852)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         133,577,884            111,392,556
Change in net assets                 133,577,884            111,392,556
NET ASSETS:

Beginning of period                  556,968,156            445,575,600
End of period                   $    690,546,040       $    556,968,156


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                          YEAR ENDED OCTOBER 31,
                                                  1999          1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03         0.03         0.03         0.04         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)       (0.03)       (0.03)       (0.04)       (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                    1.37%         3.19%        3.26%        3.24%        3.56%        2.35%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.55% 2       0.55%        0.53%        0.53%        0.54%        0.52%
Net investment income                             2.75% 2       3.12%        3.21%        3.18%        3.49%        2.31%
Expenses 3                                        1.04% 2       1.05%        1.05%        1.07%        1.07%        0.65%
Net investment income 3                           2.26% 2       2.62%        2.69%        2.64%        2.96%        2.18%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $631,533      $513,011     $424,174     $305,533     $276,149     $236,580


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                  1999         1998        1997        1996        1995         1994

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01         0.03        0.03        0.03        0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)       (0.03)      (0.03)      (0.03)      (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00       $ 1.00
TOTAL RETURN 1                                    1.29%        3.02%       3.07%       3.05%       3.37%        2.15%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.71% 2      0.71%       0.71%       0.71%       0.71%        0.71%
Net investment income                             2.59% 2      2.98%       3.01%       3.02%       3.20%        2.19%
Expenses 3                                        1.04% 2      1.05%       1.05%       1.07%       1.07%        0.92%
Net investment income 3                           2.26% 2      2.64%       2.67%       2.66%       2.84%        1.98%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $59,013      $43,957     $21,402     $25,571     $14,439     $134,051


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the New York State and New York municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggegated $690,546,040.

Transactions in shares were as follows:



                                 SIX MONTHS               YEAR
                                      ENDED              ENDED

                                  APRIL 30,        OCTOBER 31,
                                       1999               1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                   1,107,659,124      2,064,643,976
Shares issued to
shareholders in payment of
distributions declared            2,735,111          6,586,980
Shares redeemed                (991,873,169)    (1,982,393,236)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              118,521,066         88,837,720


                                 SIX MONTHS               YEAR
                                      ENDED              ENDED

                                  APRIL 30,        OCTOBER 31,
                                       1999               1998

CASH II SHARES:
Shares sold                     116,488,981        164,753,848
Shares issued to
shareholders in payment of
distributions declared              521,041            719,604
Shares redeemed                (101,953,204)      (142,918,616)

NET CHANGE RESULTING FROM

CASH II SHARE TRANSACTIONS       15,056,818         22,554,836
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              133,577,884        111,392,556


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $433,534,000 and $270,655,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 59.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.0% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

New York Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 New York Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229733

Cusip 314229741

8060106 (6/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Ohio Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares, Institutional Service Shares and Cash II Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Ohio state income tax 1-through a portfolio concentrated in high-quality, short-term Ohio municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for Institutional Shares, Institutional Service Shares and Cash II Shares. The fund's net assets totaled $285.4 million at the end of the reporting period.

You can count on Ohio Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength into the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record unemployment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 46 days. Over the reporting period, the fund's average maturity generally declined steadily and ended the reporting period at 43 days, a neutral stance. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Shares, Institutional Service Shares and Cash II Shares, were 3.32%, 2 3.12%2 and 2.82%,2 respectively, on April 30, 1999. These yields were higher relative to six months ago, with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields were the equivalent of taxable yields of 5.90% for Institutional Shares, 5.54% for Institutional Service Shares and 5.01% for Cash II Shares for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the fund's maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                                  VALUE

                   SHORT-TERM MUNICIPALS-98.8% 1

                   OHIO-98.8%

  $  2,250,000     Akron, Bath & Copley, OH
                   Joint Township Weekly
                   VRDNs
                   (Visiting Nurses)/(National City
                   Bank, Cleveland, OH LOC)                     $   2,250,000
     3,000,000     American Municipal Power-
                   Ohio, Inc., Electric
                   System Improvement Revenue
                   Bonds, 3.85% BANs (Bryan,

                   OH), 8/27/1999                                   3,000,000
     1,750,000     Ashland, OH, 3.95% TANs,
                   7/15/1999                                        1,750,865

        45,000     Banc One Capital Higher
                   Education Tax-Exempt
                   Income Trust,
                   (Series 2 Certificates of
                   Ownership) Weekly VRDNs

                   (Bank One, Kentucky LOC)                            45,000
     5,875,000     Belmont County, OH Weekly
                   VRDNs (Lesco, Inc.)/(PNC
                   Bank, N.A. LOC)  5,875,000

     1,400,000     Belmont County, OH, 3.52%

                   BANs, 11/23/1999                                 1,402,066
     3,140,000     Bowling Green, OH, (Series
                   1998), 3.80% BANs,

                   6/17/1999                                        3,140,194

     4,000,000     Brookville, OH, (Series
                   1988) Weekly VRDNs (Green
                   Tokai)/
                   (Bank of Tokyo-Mitsubishi
                   Ltd. LOC)                                        4,000,000
     1,500,000     Butler County, OH, 4.10%

                   BANs, 8/5/1999                                   1,501,519
       500,000     Clermont County, OH,
                   Variable Rate IDRBs
                   (Series 1997) Weekly VRDNs
                   (Buriot International,

                   Inc.)/(KeyBank, N.A. LOC)                          500,000
     4,000,000     Cleveland, OH IDA, (Series
                   B), 4.50% BANs, 10/1/1999                        4,021,086
     2,335,000     Cleveland, OH Parking
                   Facilities, PA-182 (Series 1996) Weekly VRDNs (MBIA
                   INS)/(Merrill Lynch Capital Services, Inc.

                   LIQ)                                             2,335,000

     1,500,000     Clinton County, OH
                   Hospital Authority Weekly
                   VRDNs
                   (Clinton Memorial
                   Hospital)/(National City
                   Bank, Ohio LOC)  1,500,000

     1,590,000     Columbiana County, OH, IDRBs Weekly VRDNs (C & S Land Company
                   Project)/(Bank One, Ohio,

                   N.A. LOC)                                        1,590,000

       400,000     Cuyahoga County, OH IDA
                   Weekly VRDNs (Animal
                   Protection League
                   (Cuyahoga
                   County))/(KeyBank, N.A.

                   LOC)                                               400,000

     1,200,000     Cuyahoga County, OH IDA
                   Weekly VRDNs (East Park
                   Community, Inc.)/

                   (KeyBank, N.A. LOC)                              1,200,000
       135,000     Cuyahoga County, OH IDA
                   Weekly VRDNs (Interstate
                   Diesel Service,
                   Inc.)/(Huntington National

                   Bank, Columbus, OH LOC)                            135,000
     2,500,000     Cuyahoga County, OH IDA,
                   (Series 1988) Weekly VRDNs
                   (Trebmal
                   Landerhaven)/(Firstar
                   Bank, N.A., Cincinnati

                   LOC)                                             2,500,000
     2,980,000     Cuyahoga County, OH IDA,
                   (Series 1997) Weekly VRDNs
                   (Northstar Plastics,
                   Inc.)/(Bank One, Ohio,

                   N.A. LOC)                                        2,980,000
     1,630,000     Cuyahoga County, OH IDA,
                   IDRB (Series 1995) Weekly
                   VRDNs
                   (Avalon Precision Casting
                   Co. Project)/(KeyBank,
                   N.A. LOC)  1,630,000

     3,500,000     Dayton, OH Department of
                   Aviation, (Series 1998),

                   3.65% BANs, 6/15/1999                            3,500,756
PRINCIPAL

AMOUNT                                                                  VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   OHIO-CONTINUED

  $  1,585,000     Delaware County, OH, IDRB
                   (Series 1995) Weekly VRDNs
                   (Air Waves, Inc.
                   Project)/(KeyBank, N.A.
                   LOC)                                        $    1,585,000
     1,755,000     Delaware, OH, LT GO (Street
                   Improvement), 4.00% BANs,

                   7/28/1999                                        1,756,223

     2,000,000     Edgewood City, OH School
                   District, 3.80% BANs,

                   6/30/1999                                        2,001,970
     1,150,000     Fairfield County, OH,
                   4.45% BANs, 7/27/1999                            1,151,982
     4,500,000     Franklin County, OH IDA
                   Weekly VRDNs (Heekin Can,

                   Inc.)/(PNC Bank, N.A. LOC)                       4,500,000
     2,690,000     Franklin County, OH IDA
                   Weekly VRDNs (Unicorn
                   Leasing Corp.)/
                   (Fifth Third Bank,

                   Cincinnati LOC)                                  2,690,000
     3,130,000     Franklin County, OH IDA,
                   (Series 1995) Weekly VRDNs
                   (Fabcon L.L.C.
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                             3,130,000
     4,900,000     Franklin County, OH IDA,
                   Adjustable Rate Demand
                   IDRBs (Series 1996A)
                   Weekly VRDNs (Carams,
                   Ltd.)/(Huntington National

                   Bank, Columbus, OH LOC)                          4,900,000
     1,815,000     Franklin County, OH IDA,
                   Adjustable Rate Demand
                   IDRBs (Series 1996B)
                   Weekly VRDNs (Carams,
                   Ltd.)/(Huntington National

                   Bank, Columbus, OH LOC)                          1,815,000
     1,810,000     Franklin County, OH,
                   Adjustable Rate Demand
                   Economic Development
                   Revenue Refunding Bonds
                   (Series 1996) Weekly VRDNs
                   (CPM Investments)/
                   (Huntington National Bank,

                   Columbus, OH LOC)                                1,810,000
     4,995,000   2 Franklin County, OH, PT-
                   156, 3.10% TOBs (Riverside United Methodist Hospital)/(AMBAC
                   INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional
                   Tender

                   11/9/1999                                        4,995,000

     1,650,000     Geauga County, OH Park
                   District, 3.48% BANs,

                   12/9/1999                                        1,652,234

     1,620,000     Genoa Village, OH, (Series
                   1999) Weekly VRDNs (Genoa
                   Health Care Center)/
                   (Fifth Third Bank of

                   Northwestern OH LOC)                             1,620,000
     1,600,000     Hamilton County, OH
                   Hospital Facilities
                   Authority, (Series 1997A)
                   Weekly VRDNs (Health
                   Alliance of Greater
                   Cincinnati)/(MBIA
                   INS)/(Credit Suisse First

                   Boston LIQ)                                       1,600,000
     2,000,000     Hamilton, OH, (Issue I &
                   IV), 3.75% BANs, 6/11/1999                        2,000,000
     1,305,000     Hamilton, OH, 3.49% BANs,
                   10/22/1999                                        1,306,142

     3,600,000     Hilliard, OH, Adjustable
                   Rate IDRBs (Series 1996)
                   Weekly VRDNs
                   (Medex, Inc.)/(Bank One,

                   Ohio, N.A. LOC)                                   3,600,000
     1,600,000     Holmes County, OH IDA
                   Weekly VRDNs (Poultry
                   Processing)/
                   (Rabobank Nederland,

                   Utrecht LOC)                                      1,600,000
     1,045,000     Huber Heights, OH, IDRB
                   (Series 1994) Weekly VRDNs
                   (Lasermike, Inc.
                   Project)/(KeyBank, N.A.

                   LOC)                                              1,045,000

     1,500,000     Kent, OH, Adjustable Rate
                   IDRBs (Series 1994) Weekly
                   VRDNs
                   (Raven's Metal Products,
                   Inc. Project)/(FirstMerit

                   Bank, N.A. LOC)                                   1,500,000
     2,990,000     Lake County, OH,
                   Adjustable Rate IDRBs
                   (Series 1996) Weekly VRDNs
                   (Apsco Properties,
                   LTD.)/(FirstMerit Bank,

                   N.A. LOC)                                         2,990,000
     3,740,000     Lorain Port Authority, OH,
                   (Series 1994) Weekly VRDNs
                   (Spitzer Great
                   Lakes Ltd., Inc.)/(Bank

                   One, Ohio, N.A. LOC)                              3,740,000

PRINCIPAL

AMOUNT                                                                  VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   OHIO-CONTINUED
 $   1,105,000     Lorain Port Authority, OH,

                   Adjustable Rate Demand
                   Port Development
                   Refunding Revenue Bonds
                   (Series 1996) Weekly VRDNs
                   (Spitzer Project)/

                   (Bank One, Ohio, N.A. LOC)                     $    1,105,000
     8,305,000     Lorain Port Authority, OH,
                   IDRB (Series 1996) Weekly
                   VRDNs
                   (Brush Wellman,
                   Inc.)/(National City Bank,

                   Cleveland, OH LOC)                                  8,305,000
     1,100,000     Louisville City, OH, 4.25%
                   BANs, 5/3/1999                                      1,100,017
     1,510,000     Lucas County, OH, Hospital
                   Facility Improvement
                   Revenue Bonds (Series 93)
                   Weekly VRDNs (Lott

                   Industries,
                   Inc.)/(National City Bank,

                   Cleveland, OH LOC)                                  1,510,000
       190,000     Lucas County, OH, Hospital
                   Improvement Revenue Weekly
                   VRDNs
                   (Sunshine Children's
                   Home)/(National City Bank,

                   Cleveland, OH LOC)                                    190,000
     5,325,000     Mahoning County, OH
                   Multifamily HFA Weekly
                   VRDNs (International
                   Towers, Inc.)/(PNC Bank,

                   N.A. LOC)                                           5,325,000

       175,000     Mansfield, OH, IDR Weekly
                   VRDNs (Designed Metal
                   Products, Inc.)/

                   (Bank One, Ohio, N.A. LOC)                            175,000
     1,500,000     Marion County, OH Health
                   Care Facilities Weekly
                   VRDNs (Marion Area
                   Counseling Center,
                   Inc.)/(Huntington National

                   Bank, Columbus, OH LOC)                             1,500,000
       835,000     Marion County, OH Hospital
                   Authority, (Series 1991)
                   Weekly VRDNs (Marion
                   County, OH Pooled Hospital
                   Program)/(Bank One, Ohio,

                   N.A. LOC)                                             835,000

     3,000,000     Marysville Exempted
                   Village School District,

                   OH, 3.685% BANs, 6/30/1999                          3,002,596
     3,250,000     Mayfield Village, OH IDA
                   Weekly VRDNs (Beta Campus

                   Co.)/(KeyBank, N.A. LOC)                            3,250,000
     2,870,000     Medina County, OH, (Series
                   1998) Weekly VRDNs
                   (Michael Day
                   Enterprises)/(KeyBank,

                   N.A. LOC)                                           2,870,000

     4,000,000     Medina County, OH, Solid Waste Disposal Revenue Bonds (Series
                   1995) Weekly VRDNs (Valley City Steel Company
                   Project)/(KeyBank, N.A.

                   LOC)                                                4,000,000

     1,750,000     Mentor Village, OH School
                   District, 3.95% BANs,

                   5/6/1999                                            1,750,016
     4,500,000     Miami County, OH, 3.90%
                   BANs, 7/15/1999                                     4,501,962
     1,645,000     Montgomery County, OH,
                   Adjustable Rate Economic
                   Development Revenue
                   Refunding Bonds (Series
                   1997) Weekly VRDNs (Cross
                   Country Inns, Inc.)/

                   (Bank One, Ohio, N.A. LOC)                          1,645,000
       730,000     North Olmsted, OH IDA,
                   3.50% TOBs (Therm-
                   All)/(National City Bank,
                   Ohio LOC), Optional Tender

                   8/1/1999                                              730,000

     1,055,000     Ohio HFA Weekly VRDNs
                   (Westchester
                   Village)/(KeyBank, N.A.
                   LOC)  1,055,000

     6,705,000   2 Ohio HFA, (Series 1990-C)
                   PT-239, 3.15% TOBs (GNMA
                   COL)/(Credit Suisse First
                   Boston LIQ), Optional
                   Tender 9/8/1999                                     6,705,000
     6,620,000     Ohio HFA, 3.60% TOBs
                   (Lincoln Park
                   Associates)/(Bank One,
                   Ohio, N.A. LOC), Optional

                   Tender 5/1/1999                                     6,620,000
     2,655,000     Ohio HFA, PT-122 Weekly
                   VRDNs (GNMA COL)/(Banco

                   Santander SA LIQ)                                   2,655,000
     4,645,000  2  Ohio HFA, Single Family
                   Mortgage (Series PT-71),
                   3.175% TOBs
                   (GNMA COL)/(Commerzbank
                   AG, Frankfurt LIQ),

                   Optional Tender 2/17/2000                           4,645,000

PRINCIPAL

AMOUNT                                                                  VALUE

 $   2,000,000     Ohio HFA, Trust Receipts,
                   (Series 1996 FR/RI-5)
                   Weekly VRDNs
                   (GNMA COL)/(Bank of New
                   York, New York LIQ)                            $    2,000,000
    20,000,000  2  Ohio HFA, Variable Rate
                   Certificates (Series 1998Q), 3.75% TOBs (GNMA COL)/(Bank of
                   America NT and SA, San Francisco LIQ),

                   Optional Tender 8/4/1999                           20,000,000
     3,000,000     Ohio State Air Quality
                   Development Authority,
                   (Series C), 4.20% TOBs
                   (Ohio Edison
                   Co.)/(Barclays Bank PLC,
                   London LOC), Optional

                   Tender 9/1/1999                                     3,003,571
     1,000,000     Ohio State Building
                   Authority, Local Jail
                   Improvements (Series A),
                   7.30% Bonds (United States
                   Treasury PRF), 4/1/2000

                   (@102)                                              1,056,070

     1,565,000     Ohio State Higher
                   Education Facility,
                   Revenue Bonds Weekly VRDNs
                   (Notre Dame College
                   Project)/(National City

                   Bank, Ohio LOC)                                     1,565,000
     1,000,000     Ohio State Public
                   Facilities Commission,
                   (Series II A), 5.20% Bonds

                   (AMBAC INS), 5/1/1999                               1,000,000

       400,000     Ohio State Weekly VRDNs
                   (John Carroll University,

                   OH)/(PNC Bank, N.A. LOC)                              400,000

     3,635,000     Ohio State, Environmental
                   Improvement Revenue Bonds
                   (Series 1996)
                   Weekly VRDNs (Newark Group
                   Industries, Inc.)/(Chase
                   Manhattan Bank N.A.,

                   New York LOC)                                       3,635,000
       930,000     Ohio State, IDR (Series
                   1991) Weekly VRDNs
                   (Standby Screw, Inc.)/
                   (National City Bank,

                   Columbus, OH LOC)                                     930,000
     1,200,000     Ohio State, IDRB (Series
                   1994) Weekly VRDNs
                   (Anomatic Corp.)/
                   (National City Bank,

                   Columbus, OH LOC)                                   1,200,000
     1,000,000     Orrville, OH IDA Weekly
                   VRDNs (O.S.
                   Associates/Contours,

                   Inc.)/
                   (National City Bank,

                   Cleveland, OH LOC)                                  1,000,000
     4,825,000     Perrysburg, OH, 3.78%
                   BANs, 6/14/1999                                     4,828,614
        35,000     Portage County, OH IDA
                   Weekly VRDNs (D & W
                   Associates)/(Bank One,
                   Ohio,
                   N.A. LOC)                                              35,000
       305,000     Portage County, OH IDA,
                   3.35% TOBs
                   (Neidlinger)/(KeyBank,
                   N.A. LOC),
                   Optional Tender 9/1/1999                              305,000
     3,960,000     Portage County, OH IDA,
                   Adjustable Rate IDRBs
                   (Series 1996) Weekly VRDNs
                   (Barnette
                   Project)/(National City

                   Bank, Ohio LOC)                                     3,960,000
       735,000     Portage County, OH IDA,
                   Industries Revenue Bonds
                   Weekly VRDNs
                   (Lovejoy
                   Industries)/(Firstar Bank,

                   N.A., Cincinnati LOC)                                 735,000
     1,500,000     Seneca County, OH Hospital
                   Facility Authority Weekly
                   VRDNs
                   (St. Francis
                   Home)/(National City Bank,

                   Ohio LOC)                                           1,500,000
       400,000     Solon, OH, IDR Weekly VRDNs
                   (Graphic
                   Laminating)/(KeyBank, N.A.

                   LOC)                                                  400,000
     1,055,000     Springfield, OH, 4.15%
                   BANs, 6/15/1999                                     1,056,020
       600,000     Stark County, OH IDR Weekly
                   VRDNs (Sancap Abrasives,
                   Inc.)/

                   (KeyBank, N.A. LOC)                                   600,000
     5,600,000     Stark County, OH IDR Weekly
                   VRDNs (Shearer's Foods,
                   Inc.)/

                   (Bank One, Ohio, N.A. LOC)                          5,600,000

PRINCIPAL

AMOUNT                                                                  VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   OHIO-CONTINUED
 $   1,895,000     Stark County, OH IDR,

                   (Series 1994) Weekly VRDNs
                   (Wilkof Morris)/

                   (KeyBank, N.A. LOC)                            $    1,895,000
     1,180,000     Stark County, OH IDR, IDRB
                   (Series 1996) Weekly VRDNs
                   (Foundations Systems and
                   Anchors, Inc.
                   Project)/(Bank One, Ohio,

                   N.A. LOC)                                           1,180,000

     1,140,000     Strongsville, OH, IDRB
                   (Series 1994) Weekly VRDNs
                   (Nutro Machinery Corp.,
                   Project)/(Huntington
                   National Bank, Columbus,

                   OH LOC)                                             1,140,000

     2,000,000     Summit County, OH IDR
                   Weekly VRDNs (Maison Aine
                   Limited
                   Partnership)/(KeyBank,

                   N.A. LOC)                                           2,000,000
     4,500,000     Summit County, OH IDR,
                   (Series 1994) Weekly VRDNs
                   (Harry London Candies,
                   Inc.)/(Bank One, Ohio,

                   N.A. LOC)                                           4,500,000
     1,300,000     Summit County, OH IDR,
                   (Series 1997) Weekly VRDNs
                   (Baker McMillen

                   Co.)/(National City, LOC)                           1,300,000
     3,030,000     Summit County, OH IDR,
                   (Series 1997) Weekly VRDNs
                   (Malco Products, Inc.)/

                   (Bank One, Ohio, N.A. LOC)                          3,030,000
     1,985,000     Summit County, OH IDR,
                   (Series 1998) Weekly VRDNs (Waldonia Investment)/(KeyBank,
                   N.A.

                   LOC)                                                1,985,000
       745,000     Summit County, OH IDR,
                   3.05% TOBs (S.D. Meyers,
                   Inc.)/(Bank One, Ohio,
                   N.A. LOC), Optional Tender

                   8/15/1999                                             745,000
       290,000     Summit County, OH IDR,
                   3.35% TOBs (Keltec
                   Industries)/(Bank One,
                   Ohio, N.A. LOC), Optional

                   Tender 9/1/1999                                       290,000
       690,000     Summit County, OH IDR,
                   3.40% TOBs (Universal
                   Rack)/(National City Bank,
                   Cleveland, OH LOC),

                   Optional Tender 9/1/1999                              690,000
       500,000     Summit County, OH IDR,
                   3.50% TOBs (Bechmer-Boyce
                   Project)/
                   (KeyBank, N.A. LOC),

                   Mandatory Tender 7/15/1999                            500,000
       905,000     Summit County, OH IDR,
                   3.50% TOBs (Matech Machine
                   Tool Co.)/
                   (Bank One, Ohio, N.A. LOC),

                   Optional Tender 8/1/1999                              905,000
       915,000     Summit County, OH IDR,
                   3.55% TOBs (Rogers
                   Industrial Products,

                   Inc.)/

                   (Bank One, Ohio, N.A. LOC),

                   Optional Tender 5/1/1999                              915,000
     1,300,000     Summit County, OH IDR,
                   Adjustable Rate IDRBs
                   (Series 1996) Weekly VRDNs
                   (Fomo Products,
                   Inc.)/(FirstMerit Bank,

                   N.A. LOC)                                           1,300,000
       710,000     Summit County, OH IDR,
                   Bonds (Series 1994) Weekly
                   VRDNs
                   (Austin Printing Co.,
                   Inc.)/(Bank One, Ohio,

                   N.A. LOC)                                             710,000

     2,365,000     Summit County, OH IDR, IDRB
                   (Series 1994B) Weekly
                   VRDNs
                   (Harry London Candies,
                   Inc.)/(Bank One, Ohio,

                   N.A. LOC)                                           2,365,000

       685,000     Summit County, OH IDR, IDRB
                   (Series 1995) Weekly VRDNs
                   (Cardtech Project

                   (OH))/(KeyBank, N.A. LOC)                             685,000
     1,145,000     Summit County, OH IDR,
                   Industrial Development
                   Bonds (Series 1996)
                   Weekly VRDNs (Creative
                   Screen Print
                   Project)/(National City

                   Bank, Ohio LOC)                                     1,145,000
       935,000     Summit County, OH IDR,
                   Multi-Mode Variable Rate I
                   Weekly VRDNs
                   (Mastergraphics, Inc.
                   Project)/(KeyBank, N.A.

                   LOC)                                                  935,000

PRINCIPAL

AMOUNT                                                                  VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   OHIO-CONTINUED
 $   2,145,000     Summit County, OH IDR,

                   Variable Rate IDRBs
                   (Series 1998A) Weekly
                   VRDNs (Wintek
                   Ltd.)/(FirstMerit Bank,

                   N.A. LOC)                                     $    2,145,000
     6,000,000     Summit County, OH, (Series

                   A), 4.50% BANs, 6/3/1999                           6,003,917
     3,330,000     Summit County, OH,
                   Adjustable Rate Healthcare
                   Facilities Revenue Bonds
                   (Series 1996) Weekly VRDNs
                   (United Disability

                   Services,
                   Inc.)/(FirstMerit Bank,

                   N.A. LOC)                                          3,330,000

     4,000,000     Toledo-Lucas County, OH
                   Port Authority, Airport
                   Development Revenue Bonds
                   (Series 1996-1) Weekly
                   VRDNs (Burlington Air
                   Express, Inc.)/(ABN AMRO

                   Bank N.V., Amsterdam LOC)                          4,000,000
     1,000,000     Toledo-Lucas County, OH
                   Port Authority, IDA Weekly
                   VRDNs
                   (Medusa Corp.)/(Bayerische
                   Hypotheken-und Vereinsbank

                   AG LOC)                                            1,000,000
     2,100,000     Trumbull County, OH IDA,
                   (Series 1989) Weekly VRDNs (McSonald Steel Corp.)/(PNC Bank,
                   N.A.

                   LOC)                                               2,100,000
     1,270,000     Trumbull County, OH IDA,
                   IDR Refunding Bonds
                   (Series 1994)
                   Weekly VRDNs (Churchill
                   Downs, Inc.)/(Bank One,

                   Ohio, N.A. LOC)                                    1,270,000
     1,510,000     Tuscarawas County, OH,
                   Adjustable Rate IDRBs
                   (Series 1995)
                   Weekly VRDNs (Primary
                   Packaging,
                   Inc.)/(FirstMerit Bank,

                   N.A. LOC)                                          1,510,000
     1,925,000     Valley View, OH, 3.70%
                   BANs, 3/16/2000                                    1,930,280
     1,695,000     Wayne County, OH, Health
                   Care Facility Revenue
                   Bonds (Series 1995)
                   Weekly VRDNs (D & M Realty
                   Project)/(Bank One, Ohio,

                   N.A. LOC)                                          1,695,000
     2,650,000     Williams County, OH,
                   Multi-Mode Variable Rate
                   IDRB's (Series 1996)
                   Weekly VRDNs (Allied
                   Moulded Products,

                   Inc.)/(KeyBank, N.A. LOC)                          2,650,000
     1,005,000     Willoughby City, OH, IDR
                   Refunding Bonds (Series
                   1995A) Weekly VRDNs (Pine
                   Ridge Shopping Center
                   Company Project)/(Firstar
                   Bank, N.A., Cincinnati

                   LOC)                                               1,005,000

     1,065,000     Willoughby City, OH, IDR
                   Revenue Bonds (Series 1995
                   B) Weekly VRDNs (Pine Ridge
                   Shopping Center Company
                   Project)/(Firstar Bank,

                   N.A., Cincinnati LOC)                              1,065,000

PRINCIPAL

AMOUNT                                                                  VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   OHIO-CONTINUED

 $     800,000     Wood County, OH Weekly
                   VRDNs (Principle Business
                   Enterprises)/
                   (National City Bank,
                   Cleveland, OH LOC)                            $      800,000
     1,935,000     Wood County, OH, EDRB
                   Weekly VRDNs (Roe Inc.
                   Project)/
                   (Huntington National Bank,

                   Columbus, OH LOC)                                  1,935,000
       980,000     Wood County, OH, Williams
                   Industriesl Service Inc.,
                   Project Weekly VRDNs
                   (Williams Industrial
                   Service, Inc.)/(Huntington
                   National Bank, Columbus,

                   OH LOC)                                              980,000

     3,950,000     Youngstown, OH, Adjustable
                   Rate Demand IDRBs (Series
                   1996A) Weekly VRDNs
                   (Cantar/Polyair
                   Corp./Performa

                   Corp.)/(HSBC Bank USA LOC)                         3,950,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                             $  282,113,100


Securities that are subject to Alternative Minimum Tax represent 65.2% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
99.61%       0.39%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. At April 30, 1999, these securities amounted to $36,345,000, which represents 12.7% of net assets. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($285,402,255) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes COL -Collateralized EDRB -Economic Development Revenue Bonds GNMA -Government National Mortgage Association GO -General Obligation HFA -Housing Finance Authority IDA -Industrial Development Authority IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company PRF -Prerefunded SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 282,113,100
Cash                                              1,566,745
Income receivable                                 2,509,450
TOTAL ASSETS                                    286,189,295
LIABILITIES:

Income distribution

payable                         $ 710,612
Accrued expenses                   76,428
TOTAL LIABILITIES                                   787,040
Net assets for 285,402,255
shares outstanding                            $ 285,402,255
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE

SHARES:
$91,528,907 / 91,528,907

shares outstanding                                    $1.00
CASH II SHARES:

$76,998,050 / 76,998,050

shares outstanding                                    $1.00
INSTITUTIONAL SHARES:

$116,875,298 / 116,875,298

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                           $ 7,027,173
EXPENSES:

Investment advisory fee                          $   830,756
Administrative personnel
and services fee                                     156,597
Custodian fees                                         8,970
Transfer and dividend
disbursing agent fees and
expenses                                             140,316
Directors'/Trustees' fees                              1,294
Auditing fees                                          6,461
Legal fees                                             7,439
Portfolio accounting fees                             51,677
Distribution services fee-
Cash II Shares                                       264,060
Shareholder services fee-
Institutional Service
Shares                                               121,714
Shareholder services fee-
Cash II Shares                                       220,050
Shareholder services fee-
Institutional Shares                                 177,459
Share registration costs                              17,931
Printing and postage                                  16,819
Insurance premiums                                    19,926
Miscellaneous                                          2,232
TOTAL EXPENSES                                     2,043,701
WAIVERS:
Waiver of investment
advisory fee                    $  (482,831)
Waiver of distribution
services fee-Cash II
Shares                             (44,010)
Waiver of shareholder
services fee-Institutional
Service Shares                     (24,343)
Waiver of shareholder
services fee-Institutional
Shares                            (177,459)
TOTAL WAIVERS                                       (728,643)
Net expenses                                                         1,315,058
Net investment income                                              $ 5,712,115


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS

                                           ENDED                   YEAR
                                      (unaudited)                 ENDED

                                        APRIL 30,            OCTOBER 31,
                                            1999                   1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      5,712,115       $     13,532,686
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                                (1,379,700)            (2,641,476)
Cash II Shares                        (2,178,892)            (8,076,502)
Institutional Shares                  (2,153,523)            (2,814,708)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                       (5,712,115)           (13,532,686)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               797,700,426          2,158,852,726
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 2,167,436              8,564,300
Cost of shares redeemed           (1,083,702,982)        (1,979,838,390)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (283,835,120)           187,578,636
Change in net assets                (283,835,120)           187,578,636
NET ASSETS:

Beginning of period                  569,237,375            381,658,739
End of period                   $    285,402,255       $    569,237,375


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                   SIX MONTHS

                                     ENDED

                                  (unaudited)

                                    APRIL 30,                        YEAR ENDED OCTOBER 31,
                                         1999         1998        1997        1996        1995        1994

NET ASSET VALUE,
BEGINNING OF PERIOD                   $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                   0.01          0.03        0.03        0.03        0.04        0.02
LESS DISTRIBUTIONS:
Distributions from net
investment income                      (0.01)        (0.03)      (0.03)      (0.03)      (0.04)      (0.02)
NET ASSET VALUE, END OF PERIOD        $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                          1.39%         3.22%       3.29%       3.27%       3.61%       2.41%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                0.57% 2       0.57%       0.57%       0.57%       0.57%       0.55%
Net investment income                   2.84% 2       3.17%       3.25%       3.23%       3.56%       2.36%
Expenses 3                              0.85% 2       0.85%       0.85%       0.88%       0.86%       0.62%
Net investment income 3                 2.56% 2       2.89%       2.97%       2.92%       3.27%       2.29%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $91,529       $94,896     $80,619     $59,721     $72,931     $62,499


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                        SIX MONTHS

                             ENDED

                        (unaudited)

                          APRIL 30,                        YEAR ENDED OCTOBER 31,

                              1999           1998        1997            1996        1995            1994
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00         $ 1.00      $ 1.00          $ 1.00      $ 1.00          $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income         0.01           0.03        0.03            0.03        0.03            0.02
LESS DISTRIBUTIONS:

Distributions from

net investment income        (0.01)         (0.03)      (0.03)          (0.03)      (0.03)          (0.02)
NET ASSET VALUE,
END OF PERIOD               $ 1.00         $ 1.00      $ 1.00          $ 1.00      $ 1.00          $ 1.00
TOTAL RETURN 1                1.24%          2.91%       2.98%           2.96%       3.30%           2.10%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                      0.87% 2        0.87%       0.87%           0.87%       0.87%           0.85%
Net investment income         2.47% 2        2.86%       2.94%           2.92%       3.25%           2.09%
Expenses 3                    1.15% 2        1.15%       1.15%           1.18%       1.16%           1.09%
Net investment income 3       2.19% 2        2.58%       2.66%           2.61%       2.96%           1.85%
SUPPLEMENTAL DATA:
Net assets,
end of period

(000 omitted)              $76,998       $342,946    $245,329        $206,149    $188,234        $156,051


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                            (unaudited)

                                              APRIL 30,          YEAR ENDED OCTOBER 31,
                                                  1999           1998        1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00         $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.49%          3.43%       3.49%       2.22%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.37% 3        0.38%       0.37%       0.37% 3
Net investment income                             3.04% 3        3.39%       3.40%       3.38% 3
Expenses 4                                        0.85% 3        0.86%       0.85%       0.88% 3
Net investment income 4                           2.56% 3        2.91%       2.92%       2.87% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $116,875       $131,395     $55,710     $72,680

1 Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Institutional Shares. The investment objective of the Fund is current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consisent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $285,402,255.

Transactions in shares were as follows:


                                SIX MONTHS                 YEAR
                                     ENDED                ENDED

                                  APRIL 30,          OCTOBER 31,
                                      1999                 1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                    134,518,682          311,583,533
Shares issued to
shareholders in payment of
distributions declared             219,608              576,992
Shares redeemed               (138,105,327)        (297,884,069)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (3,367,037)          14,276,456



                                SIX MONTHS                 YEAR
                                     ENDED                ENDED

                                  APRIL 30,          OCTOBER 31,
                                      1999                 1998

CASH II SHARES:
Shares sold                    276,992,580        1,005,297,220
Shares issued to
shareholders in payment of
distributions declared           1,903,926            7,890,344
Shares redeemed               (544,844,954)        (915,569,899)

NET CHANGE RESULTING FROM

CASH II SHARE TRANSACTIONS    (265,948,448)          97,617,665



                                 SIX MONTHS                YEAR
                                     ENDED                ENDED

                                  APRIL 30,          OCTOBER 31,
                                      1999                 1998

INSTITUTIONAL SHARES:
Shares sold                    386,189,164         841,971,973
Shares issued to
shareholders in payment of
distributions declared              43,902              96,964
Shares redeemed               (400,752,701)       (766,384,422)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (14,519,635)         75,684,515
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS            (283,835,120)        187,578,636

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $225,150,000 and $505,893,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 66.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.1% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Ohio Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229659
Cusip 314229857
Cusip 314229840
2052903 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Pennsylvania Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares, Institutional Service Shares and Cash Series Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Pennsylvania state income tax-through a portfolio concentrated in high-quality, short-term Pennsylvania municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for Institutional Shares, Institutional Service Shares and Cash Series Shares. The fund's net assets totaled $428.6 million at the end of the reporting period.

You can count on Pennsylvania Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 41 days, reflecting a lack of supply and strong cash inflows. Over the reporting period, the fund's average maturity ranged mostly from 50 to 70 days, reflecting value found in fixed-rate note positions relative to shorter paper. At the end of the reporting period, the fund's average maturity was at 53 days. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Shares, Institutional Service Shares, and Cash Series Shares were 3.18% 2, 2.98%2 and 2.58%,2 respectively, on April 30, 1999. These yields were higher relative to the beginning of the reporting period, with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields were the equivalent of taxable yields of 5.42% for Institutional Shares, 5.08% for Institutional Service Shares and 4.39% for Cash Series Shares for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the fund's maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)


PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-99.3% 1

                 PENNSYLVANIA-99.3%
  $  2,650,000   Allegheny County, PA HDA,

                 Health Center Revenue
                 Refunding Bonds (Series
                 1999A) Weekly VRDNs
                 (Riverside Nursing
                 Centers, Inc.)/(Bank One,

                 Ohio, N.A. LOC)                  $  2,650,000
     5,000,000   Allegheny County, PA HDA,
                 Variable Rate Demand
                 Hospital Revenue Bonds
                 (Series B of 1998), 3.15%
                 TOBs (South Hills Health
                 System)/(PNC Bank, N.A.
                 LOC), Mandatory Tender

                 3/31/2000                            5,000,000
     1,010,000   Allegheny County, PA HDA,
                 6.40% Bonds (Children's
                 Hospital of
                 Pittsburgh)/(MBIA INS),

                 7/1/1999                             1,014,956
     6,000,000   Allegheny County, PA IDA,
                 (Series 1986) Weekly VRDNs
                 (Dowty Corp.)/(U.S. Bank,

                 N.A., Minneapolis LOC)               6,000,000
     4,400,000   Allegheny County, PA IDA,
                 Commercial Development
                 Revenue Bonds (Series
                 1992) Weekly VRDNs (Eleven
                 Parkway Center
                 Associates)/(Mellon Bank

                 N.A., Pittsburgh LOC)                4,400,000
     2,910,000   Allegheny County, PA IDA,
                 Variable Rate Demand
                 Revenue Bonds (Series A of
                 1997) Weekly VRDNs (Jewish
                 Community
                 Center)/(National City,

                 Pennsylvania LOC)                    2,910,000
     5,000,000   Beaver County, PA IDA, PCR
                 Refunding Bonds (1992
                 Series-E), 3.05% CP
                 (Toledo Edison
                 Co.)/(Toronto-Dominion
                 Bank LOC), Mandatory

                 Tender 5/19/1999                     5,000,000
     5,000,000   Bensalem Township School
                 District, PA, 3.97% TRANs,
                 6/30/1999                            5,000,231
     1,055,000   Berks County, PA IDA Weekly
                 VRDNs (ADC Quaker Maid
                 Meats)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,055,000

       240,000   Berks County, PA IDA Weekly
                 VRDNs (Beacon
                 Container)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                                240,000
       520,000   Berks County, PA IDA, (1996
                 Series A) Weekly VRDNs
                 (Lebanon Valley Mall
                 Co.)/(Corestates Bank N.A.

                 Philadelphia, PA LOC)                  520,000
     1,300,000   Berks County, PA IDA,
                 (Series 1988) Weekly VRDNs
                 (Arrow Electronics,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,300,000
     6,000,000   Berks County, PA IDA,
                 (Series 1998) Weekly VRDNs
                 (Eastern Industries,

                 Inc.)/(FMB LOC)                      6,000,000
     3,155,000   Berks County, PA IDA,
                 Manufacturing Facilities
                 Revenue Bonds (Series
                 1996) Weekly VRDNs (Ram

                 Industries,
                 Inc.)/(Corestates Bank

                 N.A. Philadelphia, PA LOC)           3,155,000
     1,585,000   Berks County, PA IDA,
                 Manufacturing Facilities
                 Revenue Bonds (Series
                 1995) Weekly VRDNs
                 (Grafika Commercial
                 Printing, Inc.)/(First
                 Union National Bank,

                 Charlotte, NC LOC)                   1,585,000
       235,000   Berks County, PA IDA,
                 Revenue Bonds (Series
                 1995A/Subseries A) Weekly
                 VRDNs (First Union
                 National Bank, Charlotte,

                 NC LOC)                                235,000
       910,000   Berks County, PA IDA,
                 Revenue Bonds (Series
                 1995A/Subseries B) Weekly
                 VRDNs (First Union
                 National Bank, Charlotte,

                 NC LOC)                                910,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-CONTINUED

 $   1,000,000   Bethlehem, PA Area School
                 District, UT GO Bonds,
                 6.35% Bonds (AMBAC INS),
                 9/1/1999                        $    1,009,745
     2,375,000   Boyertown, PA Area School District, (Series of 1998/99), 4.00%
                 TRANs,

                 6/30/1999                            2,375,566

     1,665,000   Boyertown, PA Area School
                 District, 3.30% Bonds (FSA

                 INS), 2/1/2000                       1,665,425

     1,855,000   Bucks County, PA IDA Weekly
                 VRDNs (Double H Plastics,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,855,000

     2,410,000   Bucks County, PA IDA Weekly
                 VRDNs (Pennsylvania
                 Associates)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,410,000
     2,575,000   Bucks County, PA IDA,
                 (Series 1991) Weekly VRDNs
                 (Cabot Medical
                 Corp.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,575,000
     3,205,000   Bucks County, PA IDA,
                 Variable Rate Demand/Fixed
                 Rate Revenue Bonds
                 (Series 1997) Weekly VRDNs
                 (Boekel Industries,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                             3,205,000
     1,200,000   Butler County, PA IDA,
                 (Series 1996A) Weekly
                 VRDNs (Armco, Inc.)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                           1,200,000
     6,185,000   Butler County, PA IDA,
                 Variable Rate Demand
                 Revenue Bonds, (Series
                 1996A), 2.95% TOBs
                 (Lutheran Welfare)/(PNC
                 Bank, N.A. LOC), Mandatory

                 Tender 11/1/1999                     6,185,000
     2,095,000   Butler County, PA IDA,
                 (Series 1998) Weekly VRDNs
                 (Allegheny Metalworking
                 Corp.)/(National City,
                 Pennsylvania LOC)  2,095,000

     1,500,000   Butler County, PA IDA, (Series 1998B), 2.95% TOBs (Lutheran
                 Welfare)/(PNC Bank, N.A. LOC), Mandatory

                 Tender 11/1/1999                     1,500,000
     2,205,000   Butler County, PA IDA, IDRB
                 (Series 1994) Weekly VRDNs
                 (Lue-Rich Holding Company,
                 Inc. Project)/(ABN AMRO

                 Bank N.V., Amsterdam LOC)            2,205,000
     2,250,000   Butler County, PA IDA,
                 IDRBs (Series 1997) Weekly
                 VRDNs (Wise Business
                 Forms, Inc.)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)  2,250,000

     1,100,000   Carbon County, PA IDA
                 Weekly VRDNs (Summit
                 Management & Utilities,

                 Inc.)/(PNC Bank, N.A. LOC)           1,100,000
     5,000,000   Carbon County, PA IDA,
                 Resource Recovery Bonds
                 (Series B), 3.20% CP
                 (Panther Creek)/(National
                 Westminster Bank, PLC,
                 London LOC), Mandatory

                 Tender 6/18/1999                     5,000,000
     6,000,000 2 Carbon County, PA IDA,
                 Solid Waste Disposal
                 Revenue Bonds, 3.50% RANs
                 (Horsehead Resource
                 Development, Inc.)/(Chase
                 Manhattan Bank N.A., New

                 York LOC), 12/3/1999                 6,000,000
     3,000,000   Chartiers Valley
                 Industrial & Commercial
                 Development Authority,
                 Nursing Home Revenue
                 Refunding Bonds (Series
                 1997A) Weekly VRDNs
                 (Woodhaven Convalescent
                 Center)/(Bank One, Ohio,

                 N.A. LOC)                            3,000,000

     7,300,000   Clearfield County, PA IDA Weekly VRDNs (Penn Traffic
                 Co.)/(Fleet Bank N.A. LOC) (ABN AMRO Bank N.V.

                 Amsterdam LOC)                       7,300,000
     4,500,000   Clinton County, PA IDA,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1992A), 3.95% TOBs
                 (International Paper Co.),

                 Optional Tender 1/15/2000            4,500,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-CONTINUED

 $   5,000,000   Clinton County, PA, IDA
                 Weekly VRDNs (Armstrong
                 World Industries,
                 Inc.)/(Mellon Bank N.A.,
                 Pittsburgh LOC)                  $   5,000,000
     2,500,000   Coatsville, PA School
                 District, 4.05% TRANs,

                 6/30/1999                            2,500,589

     1,770,000   Commonwealth of
                 Pennsylvania, (Series A),
                 7.00% Bonds (United States
                 Treasury PRF), 5/1/2000

                 (@101.5)                             1,861,384

     1,210,000   Commonwealth of
                 Pennsylvania, First
                 Series, 5.00% Bonds (AMBAC

                 INS), 3/15/2000                      1,229,772

     1,000,000   Commonwealth of
                 Pennsylvania, GO UT
                 Refunding Bonds (First
                 Series A), 6.60% Bonds,

                 6/1/1999                             1,002,874

    15,495,000   Commonwealth of Pennsylvania, TOCs Trust Series 1999-3 Weekly
                 VRDNs (FGIC INS)/(Chase Manhattan Bank N.A., New

                 York LIQ)                           15,495,000
     1,000,000   Cumberland County, PA IDA,
                 Industrial Development
                 Bonds (Series 1994) Weekly
                 VRDNs (Lane Enterprises,
                 Inc. Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,000,000

     2,445,000   Cumberland County, PA Municipal Authority, (Series 1996A),
                 2.95% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh
                 LOC),

                 Mandatory Tender 11/1/1999           2,445,000
     4,750,000   Cumberland County, PA
                 Municipal Authority,
                 Variable Rate Revenue
                 Bonds (Series 1996 B),
                 2.95% TOBs (Dickinson
                 College)/(Mellon Bank
                 N.A., Pittsburgh LOC),

                 Mandatory Tender 11/1/1999           4,750,000
     1,000,000   Dallastown Area School
                 District, PA, GO Bonds (Series 1998) Weekly VRDNs (FGIC
                 INS)/(FGIC Securities Purchase, Inc.

                 LIQ)                                 1,000,000

     2,000,000   Dauphin County, PA General
                 Authority, (Education and
                 Health Loan Program,
                 Series 1997) Weekly VRDNs
                 (AMBAC INS) /(Chase
                 Manhattan Bank N.A.,

                 New York LIQ)                        2,000,000
     6,500,000   Dauphin County, PA General
                 Authority, (Series A of
                 1997) Weekly VRDNs
                 (Allhealth Pooled
                 Financing Program)/(FSA
                 INS)/(Credit Suisse First

                 Boston LIQ)                          6,500,000
     3,000,000   Dauphin County, PA IDA,
                 Variable Rate EDRBs
                 (Series 1998-B) Weekly
                 VRDNs (Key Ingredients,
                 Inc.)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      3,000,000
     1,000,000   Delaware County, PA
                 Authority, Hospital
                 Revenue Bonds (Series of
                 1996) Weekly VRDNs
                 (Crozer-Chester Medical
                 Center)/(KBC Bancassurance

                 Holding LOC)                         1,000,000
     2,500,000   Delaware Valley, PA
                 Regional Finance
                 Authority, Lehman Trust
                 Receipts (Series FR/RI-
                 A74) Daily VRDNs (AMBAC
                 INS)/(Bank of New York, New

                 York LIQ)                            2,500,000
     3,000,000   Downington Area School
                 District, (Series of
                 1998/99), 4.04% TRANs,

                 6/30/1999                            3,000,663

     3,500,000   Doylestown Hospital
                 Authority, PA, Doylestown
                 Hospital Revenue Bonds
                 Weekly VRDNs (AMBAC

                 INS)/(PNC Bank, N.A. LIQ)            3,500,000

     5,000,000   Doylestown Hospital
                 Authority, PA, Hospital
                 Revenue Bonds (Series
                 1998C) Weekly VRDNs
                 (Doylestown Hospital,
                 PA)/(AMBAC INS)/(PNC Bank,

                 N.A. LIQ)                            5,000,000
     1,800,000   East Hempfield Township,
                 PA IDA, (Series 1985) Weekly VRDNs (Yellow Freight
                 System)/(Wachovia Bank of NC, N.A., Winston-

                 Salem LOC)                           1,800,000
       500,000   East Hempfield Township,
                 PA IDA, (Series 1985) Weekly VRDNs (Yellow Freight
                 System)/(Wachovia Bank of NC, N.A., Winston-

                 Salem LOC)                            500,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-CONTINUED

 $   2,700,000   Erie County, PA Hospital
                 Authority Weekly VRDNs
                 (St. Mary's Hospital Erie,
                 PA)/(PNC Bank, N.A. LOC)         $   2,700,000

     1,000,000   Erie County, PA Hospital
                 Authority Weekly VRDNs
                 (St. Vincent Health
                 System)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      1,000,000
       125,000   Erie County, PA IDA,
                 (Series 1985) Weekly VRDNs
                 (R. P-C Value, Inc.)/(PNC

                 Bank, N.A. LOC)                        125,000
     4,000,000   Erie County, PA, 3.65%
                 TRANs (PNC Bank, N.A. LOC),
                 12/30/1999                           4,014,229

       100,000   Forest County, PA IDA
                 Weekly VRDNs (Industrial
                 Timber & Land
                 Co.)/(National City Bank,

                 Cleveland, OH LOC)                     100,000
     2,900,000   Franconia Township, PA
                 IDA, IDRBs (Series 1997A)
                 Weekly VRDNs (Asher's
                 Chocolates)/(Mellon Bank

                 N.A., Pittsburgh LOC)                2,900,000
     1,470,000   Franklin County, PA IDA
                 Weekly VRDNs (The
                 Guarriello Limited
                 Partnership)/(PNC Bank,

                 N.A. LOC)                            1,470,000
     2,400,000   Gettysburg Area IDA,
                 (Series A of 1998) Weekly
                 VRDNs (Hanover Lantern,

                 Inc.)/(FMB Bank LOC)                 2,400,000
     3,440,000   Lancaster County, PA
                 Hospital Authority, Health
                 Center Revenue Bonds
                 (Series 1996) Weekly VRDNs

                 (Masonic Homes)                      3,440,000
     2,195,000   Lancaster, PA IDA, (1998
                 Series A) Weekly VRDNs
                 (Henry Molded Products,
                 Inc.)/(Dauphin Deposit

                 Bank and Trust LOC)                  2,195,000
     3,385,000   Lancaster, PA IDA, (1988
                 Series C) Weekly VRDNs
                 (Henry Molded Products,
                 Inc.)/(Dauphin Deposit

                 Bank and Trust LOC)                  3,385,000
     1,000,000   Lehigh County, PA IDA,
                 Variable Rate Demand
                 Revenue Bonds (Series
                 1997) Weekly VRDNs
                 (American Manufacturing
                 Co., Inc.)/(Mellon Bank

                 N.A., Pittsburgh LOC)                1,000,000
     6,840,000   McKean County, PA IDA,
                 EDRBs (Series 1997) Weekly
                 VRDNs (Keystone Powdered
                 Metal Co.)/(Mellon Bank

                 N.A., Pittsburgh LOC)                6,840,000
     3,300,000   Monroe County, PA IDA, PCR
                 Weekly VRDNs (Cooper
                 Industries, Inc.) (Sanwa

                 Bank Ltd., Osaka LOC)                3,300,000
     3,500,000   Montgomery County, PA IDA,
                 (Series 1984) Weekly VRDNs
                 (Seton Co.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              3,500,000
     1,200,000   Montgomery County, PA IDA,
                 (Series 1992) Weekly VRDNs
                 (RJI Limited
                 Partnership)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,200,000
     1,000,000   Montgomery County, PA IDA,
                 (Series A) Weekly VRDNs
                 (Vari Corp.)/(Dauphin

                 Deposit Bank and Trust LOC)          1,000,000
     4,250,000   Montgomery County, PA IDA,
                 (Series C) Weekly VRDNs
                 (Vari Corp.)/(Dauphin

                 Deposit Bank and Trust LOC)          4,250,000
     1,920,000   Montgomery County, PA IDA,
                 EDRBs (Series 1997) Weekly
                 VRDNs (Palmer
                 International,
                 Inc.)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      1,920,000
     4,775,000   Moon Township, PA IDA
                 Weekly VRDNs (Airport
                 Hotel
                 Associates)/(National

                 City, Pennsylvania LOC)              4,775,000
     3,500,000   Norristown, PA, (Series
                 1999), 3.35% TRANs,

                 12/30/1999                           3,500,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-CONTINUED
 $   3,000,000   North Penn Health,

                 Hospital and Education
                 Authority, PA, Hospital
                 Revenue Bonds (Series
                 1998) Weekly VRDNs (North
                 Penn Hospital, PA)/(First
                 Union National Bank,

                 Charlotte, NC LOC)               $   3,000,000
    12,850,000   Northampton County, PA
                 IDA, 3.25% CP (Citizens
                 Utilities Co.), Mandatory

                 Tender 6/22/1999                    12,850,000
     2,542,000   Northampton County, PA
                 IDA, Variable Rate Revenue Bonds (Series 1997) Weekly VRDNs
                 (Ultra-Poly Corp.)/(PNC Bank, N.A.

                 LOC)                                 2,542,000

     1,590,000   Northumberland County PA
                 IDA, Revenue Bonds (Series
                 A of 1995) Weekly VRDNs
                 (Furman Farms, Inc.
                 Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,590,000

     1,550,000   Pennsylvania EDFA Weekly
                 VRDNs (Cyrogenics,

                 Inc.)/(PNC Bank, N.A. LOC)           1,550,000
     2,400,000   Pennsylvania EDFA Weekly
                 VRDNs (Industrial
                 Scientific Corp.)/(Mellon

                 Bank N.A., Pittsburgh LOC)           2,400,000
       450,000   Pennsylvania EDFA Weekly
                 VRDNs (ProMinent Fluid)/(PNC Bank, N.A.

                 LOC)                                   450,000

       450,000   Pennsylvania EDFA Weekly
                 VRDNs (RMF
                 Associates)/(PNC Bank,

                 N.A. LOC)                              450,000

     2,300,000   Pennsylvania EDFA, (Series
                 1996 E) Weekly VRDNs
                 (Adelphoi, Inc.)/(PNC

                 Bank, N.A. LOC)                      2,300,000
     4,600,000   Pennsylvania EDFA, (Series
                 1998), 3.25% Bonds
                 (Bayerische Landesbank

                 Girozentrale), 12/15/1999            4,600,000
     3,000,000   Pennsylvania EDFA, (Series
                 1998A) Weekly VRDNs
                 (Fourth Generation Realty,

                 LLC)/(PNC Bank, N.A. LOC)            3,000,000

     2,700,000   Pennsylvania EDFA, (Series
                 B1) Weekly VRDNs (Erie
                 Plating Co.)/(PNC Bank,

                 N.A. LOC)                            2,700,000

     3,000,000   Pennsylvania EDFA, EDRBs
                 (1996 Series D6) Weekly
                 VRDNs (Toyo Tanso
                 Specialty Materials,

                 Inc.)/(PNC Bank, N.A. LOC)           3,000,000
     2,890,000   Pennsylvania EDFA, EDRBs
                 (Series 1996C) Weekly
                 VRDNs (Napco, Inc.
                 Project)/(Mellon Bank

                 N.A., Pittsburgh LOC)                2,890,000
       400,000   Pennsylvania EDFA, Revenue
                 Bonds (Series G4) Weekly
                 VRDNs (Metamora
                 Products)/(PNC Bank, N.A.

                 LOC)                                   400,000

       225,000   Pennsylvania EDFA, Revenue
                 Bonds Weekly VRDNs (DDI
                 Pharmaceuticals,

                 Inc.)/(PNC Bank, N.A. LOC)             225,000
       125,000   Pennsylvania EDFA, Revenue
                 Bonds Weekly VRDNs (RAM
                 Forest Products)/(PNC

                 Bank, N.A. LOC)                        125,000
    13,665,000 2 Pennsylvania Housing
                 Finance Authority, (Series 1997-58A), PT-149, 3.15% TOBs
                 (Commerzbank AG, Frankfurt LIQ), Mandatory

                 Tender 10/7/1999                    13,665,000
    14,430,000   Pennsylvania Housing
                 Finance Authority, MERLOTS
                 (Series K) Weekly VRDNs
                 (First Union National

                 Bank, Charlotte, NC LIQ)            14,430,000
     2,290,000   Pennsylvania Housing
                 Finance Authority, PT-119B
                 (Series 1997-56B) Weekly
                 VRDNs (Credit Suisse First

                 Boston LIQ)                          2,290,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-CONTINUED

 $     915,000   Pennsylvania Housing
                 Finance Authority, Section
                 8 Assisted Residential
                 Development Refunding
                 Bonds (Series 1992A)
                 Weekly VRDNs (CGIC INS)/
                 (Citibank N.A., New York
                 LIQ)                             $     915,000
    12,100,000   Pennsylvania Housing
                 Finance Authority,
                 Variable Rate Certificates
                 (Series 1999-65A) Weekly
                 VRDNs (Bank of America NT

                 and SA, San Francisco LIQ)          12,100,000
     7,000,000 2 Pennsylvania Housing
                 Finance Authority,
                 Variable Rate Certificates
                 1998-Y, 3.20% TOBs (Bank of
                 America NT and SA, San
                 Francisco LIQ), Optional

                 Tender 5/15/1999                     7,000,000
    10,500,000   Pennsylvania State Higher
                 Education Assistance
                 Agency, Student Loan
                 Adjustable Rate Revenue
                 Bonds (Series 1997A)
                 Weekly VRDNs (Student Loan

                 Marketing Association LOC)          10,500,000
     4,500,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, (Series 1997
                 B7), 2.95% TOBs (Saint
                 Francis College,
                 PA)/(Allied Irish Banks
                 PLC LOC), Mandatory Tender

                 11/1/1999                            4,500,000

     2,950,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, (Series 1997
                 B8), 2.95% TOBs (Wilkes
                 University)/(PNC Bank,
                 N.A. LOC), Mandatory

                 Tender 11/1/1999                     2,950,000
     1,760,000   Philadelphia, PA Airport
                 System, 5.25% Bonds (FGIC

                 INS), 6/15/1999                      1,763,161

    10,900,000   Philadelphia, PA Gas
                 Works, (Series C), 3.15% CP
                 (Canadian Imperial Bank of
                 Commerce LOC), Mandatory

                 Tender 5/21/1999                    10,900,000
     6,650,000   Philadelphia, PA IDA,
                 (Series 93) Weekly VRDNs
                 (Sackett
                 Development)/(Mellon Bank

                 N.A., Pittsburgh LOC)                6,650,000
     2,175,000   Philadelphia, PA IDA,
                 Refunding Revenue Bonds
                 (Series 1991) Weekly VRDNs
                 (Tom James Co.)/(SunTrust

                 Bank, Nashville LOC)                 2,175,000
    10,000,000 2 Philadelphia, PA IDA,
                 Variable Rate Certificates (Series 1998P-1), 3.75% TOBs
                 (Philadelphia Airport System)/(FGIC INS)/(Bank of America NT
                 and SA, San Francisco LIQ), Optional

                 Tender 8/4/1999                     10,000,000
     4,000,000   Philadelphia, PA School
                 District, (Series B), 4.25% TRANs (PNC Bank, N.A.

                 LOC), 6/30/1999                      4,003,934
     5,000,000   Philadelphia, PA, 4.25%
                 TRANs, 6/30/1999                     5,004,871
       540,000   Pittsburgh, PA School
                 District, (Series B),
                 4.10% Bonds (FGIC INS),

                 9/1/1999                               541,503

     4,000,000   Pittsburgh, PA Urban
                 Redevelopment Authority,
                 Mortgage Revenue Bonds
                 (Series 1998C), 3.20%
                 TOBs, Mandatory Tender

                 12/1/1999                            4,000,000

     2,500,000   Red Lion, PA Area School
                 District, 4.05% TRANs,

                 6/30/1999                            2,500,589

     1,050,000   Sayre, PA, Health Care
                 Facilities Authority,
                 Series A, 6.50% Bonds
                 (Guthrie Healthcare
                 System, PA)/(AMBAC INS),

                 3/1/2000                             1,078,212
     1,425,000   Schuylkill County, PA IDA,
                 Manufacturing Facilities
                 Revenue Bonds (Series
                 1995) Weekly VRDNs (Prime
                 Packing, Inc.
                 Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,425,000
     1,800,000   Schuylkill County, PA IDA,
                 Variable Rate Demand/Fixed
                 Rate Manufacturing
                 Facilities Revenue Bonds
                 (Series of 1996) Weekly
                 VRDNs (Craftex Mills,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,800,000

PRINCIPAL

AMOUNT                                                    VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-CONTINUED

 $   1,000,000   Southeastern, PA
                 Transportation Authority,
                 6.00% Bonds (Canadian
                 Imperial Bank of Commerce,
                 Toronto LOC), 6/1/1999           $   1,002,391
     6,000,000   Temple University,
                 Refunding Bonds (Series

                 B), 4.50% Bonds, 5/14/1999           6,001,543
     4,245,000   Upper Darby School
                 District, PA, (Drexel
                 Hill), 3.94% TRANs,

                 6/30/1999                            4,245,938

     4,000,000   Venango, PA IDA, Resource
                 Recovery Bonds (Series
                 1993), 3.20% CP
                 (Scrubgrass Power
                 Corp.)/(National
                 Westminster Bank, PLC,
                 London LOC), Mandatory
                 Tender 6/18/1999                     4,000,000
     2,700,000   Washington County, PA
                 Authority, (Series 1985A)
                 Weekly VRDNs (1985-A
                 Pooled Equipment Lease
                 Program)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,700,000

     1,900,000   Washington County, PA
                 Hospital Authority Weekly
                 VRDNs (Keystone
                 Diversified Management
                 Corp.)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      1,900,000
    10,700,000   Washington County, PA IDA,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1995) Weekly VRDNs
                 (American Iron Oxide Co.
                 Project)/(Bank of Tokyo-

                 Mitsubishi Ltd. LOC)                10,700,000
       745,000   West Cornwall Township, PA
                 Municipal Authority,
                 Revenue Bonds (Series
                 1995) Weekly VRDNs
                 (Lebanon Valley Brethren
                 Home Project (PA))/(First
                 Union National Bank,

                 Charlotte, NC LOC)                     745,000
       250,000   Westmoreland County, PA
                 IDA, Guaranteed Variable Rate Revenue Bonds (Series of 1993)
                 Weekly VRDNs (USA Waste Services, Inc.)/(Fleet Bank N.A.

                 LOC)                                   250,000
     2,500,000   York County, PA IDA,
                 Limited Obligation Revenue
                 Bonds (Series 1997) Weekly
                 VRDNs (Metal Exchange
                 Corp.)/(Comerica Bank,

                 Detroit, MI LOC)                     2,500,000
     2,750,000   York County, PA IDA,
                 Variable Rate Demand
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (Metal Exchange
                 Corp.)/(Comerica Bank,

                 Detroit, MI LOC)                     2,750,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 425,564,576


Securities that are subject to Alternative Minimum Tax represent 49.9% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
98.94%       1.06%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. At April 30, 1999, these securities amounted to $36,665,000 which represents 8.6% of net assets. These securities have been deemed liquid by criteria approved by the fund's Board of Trustees.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($428,642,788) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation CGIC -Capital Guaranty Insurance Corporation CP -Commercial Paper EDFA -Economic Development Financing Authority EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation HDA -Hospital Development Authority IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCR -Pollution Control Revenue PLC -Public Limited Company PRF -Prerefunded RANs -Revenue Anticipation Notes SA -Support Agreement TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 425,564,576
Cash                                                  931,669
Income receivable                                   3,216,090
TOTAL ASSETS                                      429,712,335
LIABILITIES:

Income distribution

payable                         $ 1,015,223
Accrued expenses                     54,324
TOTAL LIABILITIES                                   1,069,547
Net assets for 428,642,788
shares outstanding                              $ 428,642,788
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$272,418,249 / 272,418,249

shares outstanding                                      $1.00
CASH SERIES SHARES:

$50,011,592 / 50,011,592

shares outstanding                                      $1.00
INSTITUTIONAL SHARES:

$106,212,947 / 106,212,947

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                           $ 7,928,716
EXPENSES:

Investment advisory fee                          $ 1,213,883
Administrative personnel
and services fee                                     183,054
Custodian fees                                        12,658
Transfer and dividend
disbursing agent fees and
expenses                                              48,588
Directors'/Trustees' fees                              1,512
Auditing fees                                          5,882
Legal fees                                             5,266
Portfolio accounting fees                             52,110
Distribution services fee-
Cash Series Shares                                   103,076
Shareholder services fee-
Institutional Service
Shares                                               437,260
Shareholder services fee-
Cash Series Shares                                    64,422
Shareholder services fee-
Institutional Shares                                 105,259
Share registration costs                              25,751
Printing and postage                                  16,601
Insurance premiums                                    18,498
Miscellaneous                                          2,615
TOTAL EXPENSES                                     2,296,435
WAIVERS:
Waiver of investment
advisory fee                    $  (483,242)
Waiver of distribution
services fee-Cash Series
Shares                              (12,884)
Waiver of shareholder
services fee-Institutional
Service Shares                      (87,452)
Waiver of shareholder
services fee-Institutional
Shares  (105,259)
TOTAL WAIVERS                                       (688,837)
Net expenses                                                         1,607,598
Net investment income                                              $ 6,321,118


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX  MONTHS

                                         ENDED                   YEAR
                                   (unaudited)                  ENDED

                                     APRIL 30,            OCTOBER 31,
                                          1999                   1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    6,321,118       $     12,841,417
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                              (4,565,639)            (9,813,298)
Cash Series Shares                    (566,485)            (1,215,221)
Institutional Shares                (1,188,994)            (1,812,898)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (6,321,118)           (12,841,417)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             866,541,541          1,771,726,568
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,566,469              4,355,879
Cost of shares redeemed           (944,067,116)        (1,623,039,093)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (75,959,106)           153,043,354
Change in net assets               (75,959,106)           153,043,354
NET ASSETS:

Beginning of period                504,601,894            351,558,540
End of period                   $  428,642,788       $    504,601,894


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                         YEAR  ENDED  OCTOBER  31,
                                                  1999           1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01           0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)         (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
NET ASSET VALUE,

END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                    1.30%          3.15%        3.18%        3.16%        3.44%        2.25%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.65% 2        0.65%        0.65%        0.65%        0.65%        0.64%
Net investment income                             2.61% 2        3.09%        3.14%        3.12%        3.38%        2.19%
Expenses 3                                        0.90% 2        0.91%        0.92%        0.92%        0.92%        0.66%
Net investment income 3                           2.36% 2        2.83%        2.87%        2.85%        3.11%        2.17%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $272,418       $392,381     $264,634     $221,851     $276,407     $229,160


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash Series Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX  MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                        YEAR  ENDED  OCTOBER 31,
                                                  1999          1998        1997        1996        1995        1994
NET ASSET VALUE,
BEGINNING OF PERIOD                             $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                    1.10%         2.74%       2.77%       2.75%       3.02%       1.84%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          1.05% 2       1.05%       1.05%       1.05%       1.05%       1.04%
Net investment income                             2.21% 2       2.70%       2.72%       2.72%       2.98%       1.73%
Expenses 3                                        1.30% 2       1.31%       1.32%       1.32%       1.33%       1.22%
Net investment income 3                           1.96% 2       2.44%       2.45%       2.45%       2.70%       1.55%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                                  $50,012       $47,940     $23,777     $19,825     $28,255     $18,352


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX  MONTHS

                                                 ENDED

                                           (unaudited)

                                             APRIL 30,                YEAR  ENDED  OCTOBER 31,
                                                  1999          1998        1997        1996       1995 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00        $ 1.00      $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.01          0.03        0.03        0.03       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.01)        (0.03)      (0.03)      (0.03)     (0.01)
NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 2                                    1.40%         3.36%       3.38%       3.37%      1.03%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.45% 3       0.45%       0.45%       0.45%      0.45% 3
Net investment income                             2.81% 3       3.31%       3.35%       3.27%      3.81% 3
Expenses 4                                        0.90% 3       0.91%       0.92%       0.92%      0.91% 3
Net investment income 4                           2.36% 3       2.85%       2.88%       2.80%      3.35% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $106,213       $64,281     $63,148     $37,076     $2,529


1 Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares, and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $428,642,788.

Transactions in shares were as follows:


                               SIX  MONTHS               YEAR
                                     ENDED              ENDED

                                 APRIL 30,        OCTOBER 31,
                                      1999               1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                    492,014,421      1,209,407,656
Shares issued to
shareholders in payment of
distributions declared           1,000,985          3,071,889
Shares redeemed               (612,977,962)    (1,084,732,294)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS            (119,962,556)       127,747,251


                               SIX  MONTHS               YEAR
                                     ENDED              ENDED

                                 APRIL 30,        OCTOBER 31,
                                      1999               1998

CASH SERIES SHARES:
Shares sold                     81,839,063        158,966,434
Shares issued to
shareholders in payment of
distributions declared             439,893          1,162,158
Shares redeemed                (80,207,381)      (135,965,506)

NET CHANGE RESULTING FROM
CASH SERIES SHARE

TRANSACTIONS                     2,071,575         24,163,086


                               SIX  MONTHS               YEAR
                                     ENDED              ENDED

                                 APRIL 30,        OCTOBER 31,
                                      1999               1998

INSTITUTIONAL SHARES:
Shares sold                    292,688,057        403,352,478
Shares issued to
shareholders in payment of
distributions declared             125,591            121,832
Shares redeemed               (250,881,773)      (402,341,293)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                    41,931,875          1,133,017
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (75,959,106)       153,043,354


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $373,510,000 and $383,090,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 72.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.1% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Pennsylvania Municipal Cash Trust

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229717

Cusip 314229881

Cusip 314229204

0052405 (6/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Tennessee Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Tennessee state income tax 1-through a portfolio concentrated in high-quality, short-term Tennessee municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $57.8 million at the end of the reporting period.

Thank you for relying on Tennessee Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates ("federal funds target rate"). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and April income tax payment season. Variable rate demand notes ("VRDNs") which comprise more than 50% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long- term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 29 days, reflecting a lack of fixed-rate note supply. Over the reporting period, the fund's average maturity ranged from 25 to 45 days and ended the period at 44 days, a neutral stance. This average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Shares and Institutional Service Shares were 3.32% 2 and 3.07%,2 respectively, on April 30, 1999. These yields were higher relative to the beginning of the reporting period with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields were the equivalent of taxable yields of 5.85% for Institutional Shares and 5.41% for Institutional Service Shares for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Peformance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                         VALUE

                SHORT-TERM MUNICIPALS-
                98.9% 1
                TENNESSEE-98.9%

  $ 2,560,000   Benton County, TN IDB,
                (Series 1996) Weekly VRDNs
                (Jones Plastic and
                Engineering
                Corp.)/(National City
                Bank, Kentucky LOC)              $  2,560,000
    1,000,000   Chattanooga, TN HEFA
                Weekly VRDNs (Sisken
                Hospital)/(Nationsbank of

                Tennessee LOC)                      1,000,000
    2,000,000   Chattanooga, TN IDB,
                Industrial Development
                Variable Rate Demand
                Revenue Bonds (Series
                1997) Weekly VRDNs (JRB
                Company, Inc.)/(National

                City Bank, Ohio LOC)                2,000,000
    2,550,000   Chattanooga, TN IDB,
                Revenue Bonds (Series
                1997) Weekly VRDNs (TB
                Wood's Inc. Project)/(PNC

                Bank, N.A. LOC)                     2,550,000
    1,800,000   Dickson County, TN IDB,
                (Series 1996) Weekly VRDNs
                (Tennessee Bun Company,
                LLC Project)/(PNC Bank,

                N.A. LOC)                           1,800,000
    2,700,000   Franklin County, TN IDB,
                IDRB (Series 1997) Weekly
                VRDNs (Hi-Tech)/(Regions

                Bank, Alabama LOC)                  2,700,000
    1,120,000   Greenfield, TN IDB,
                (Series 1995) Weekly VRDNs
                (Plastic Products Co.
                Project)/(Norwest Bank

                Minnesota, N.A. LOC)                1,120,000
    1,000,000   Hamilton County, TN IDB,
                Weekly VRDNs (Pavestone
                Co. L.P. Project)/(Bank

                One, Texas N.A. LOC)                1,000,000
    1,500,000   Hamilton County, TN, 5.00%
                Bonds, 5/1/1999                     1,500,000
    1,500,000   Hamilton County, TN IDB,
                (Series 1987) Weekly VRDNs
                (Seaboard Farms
                Project)/(SunTrust Bank,

                Atlanta LOC)                        1,500,000
    4,200,000   Hawkins County, TN IDB,
                (Series 1995) Weekly VRDNs
                (Sekisui Ta Industries,
                Inc. Project)/(Bank of

                Tokyo-Mitsubishi Ltd. LOC)          4,200,000
    2,900,000   Hendersonville, TN IDB,
                (Series 1996) Weekly VRDNs
                (Betty Machine Co.
                Project)/(First Union
                National Bank, Charlotte,

                NC LOC)                             2,900,000
      609,000   McMinn County, TN IDB,
                (Series 1995) Weekly VRDNs
                (Creative Fabrication
                Corp.)/(NBD Bank, Michigan

                LOC)                                  609,000
    1,100,000   Memphis, TN, (Series A),
                3.50% TANs, 10/1/1999               1,101,793
    2,000,000   Metropolitan Government
                Nashville & Davidson
                County, TN HEFA,
                Educational Facilities
                Revenue Bonds (Series
                1997) Weekly VRDNs
                (Belmont University
                Project)/(SunTrust Bank,

                Nashville LOC)                      2,000,000
    3,000,000   Metropolitan Government
                Nashville & Davidson
                County, TN HEFA, Revenue
                Bonds (Series 1985A),
                3.10% TOBs (Vanderbilt
                University), Optional

                Tender 1/15/2000                    3,000,000
    1,447,500   Metropolitan Government
                Nashville & Davidson
                County, TN HEFA Revenue
                Bonds, (Series 1994)
                Weekly VRDNs (Belmont
                University Project)/(Sun

                Trust Bank,

                Nashville LOC)                      1,447,500
    2,500,000   Oak Ridge, TN IDB, Solid
                Waste Facility Bonds
                (Series 1996) Weekly VRDNs
                (M4 Environmental L.P.
                Project)/(SunTrust Bank,

                Atlanta LOC)                        2,500,000

PRINCIPAL

AMOUNT                                         VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                TENNESSEE-CONTINUED

 $  6,200,000   Roane, TN IDB, (Series
                1982) Monthly VRDNs
                (Fortafil Fibers, Inc.
                Project)/(ABN AMRO Bank
                N.V., Amsterdam LOC)            $   6,200,000
      800,000   Sevier County, TN Public
                Building Authority, Local
                Government Improvement
                Bonds, (Series II-G-2)
                Weekly VRDNs (Knoxville,
                TN)/(AMBAC INS)/(KBC Bank

                N.V. Brussels LIQ)                    800,000
    1,000,000   Sevier County, TN Public
                Building Authority, Local Government Public Improvement Bonds,
                (Series II-G-3) Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC
                Bank N.V.

                Brussels LIQ)                       1,000,000
    2,600,000   Shelby County, TN Health
                Education & Housing
                Facilities Board,
                Multifamily
                Housing Revenue Bonds
                (Series 1988) Weekly VRDNs
                (Arbor Lake Project)/

                (PNC Bank, N.A. LOC)                2,600,000

    1,165,000   Shelby County, TN, (Series
                A), 4.25% Bonds, 8/1/1999           1,167,286
      400,000   Shelby County, TN, (Series
                A), 5.625% Bonds, 6/1/1999            400,830
    2,000,000   Shelby County, TN, (Series
                B), 5.10% Bonds, 3/1/2000           2,032,892
    1,300,000   Sumner County, IDB, TN,
                (Series 1998-0), 4.05%

                BANs, 6/15/1999                     1,300,401
    1,500,000   Tennessee Housing
                Development Agency,
                Homeownership Program
                (Issue 1998-3C), 3.10%
                TOBs, Mandatory Tender

                11/18/1999                          1,500,000

    2,500,000   Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler
                Co.)/(Wachovia Bank of NC,

                N.A., Winston-Salem LOC)            2,500,000
    2,200,000   Union County, TN IDB,
                (Series 1995) Weekly VRDNs
                (Cooper Container
                Corporation
                Project)/(SunTrust Bank,

                Nashville LOC)                      2,200,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 2                $ 57,189,702


 Securities that are subject to Alternative Minimum Tax represent 65.8% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
97.73%       2.27%


2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($57,846,640) at April 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes HEFA -Health and Education Facilities Authority IDB -Industrial Development Bond IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit TANs -Tax Anticipation Notes TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                               $ 57,189,702
Cash                                              484,916
Income receivable                                 355,740
Deferred organizational
costs                                               9,391
TOTAL ASSETS                                   58,039,749
LIABILITIES:

Payable for shares

redeemed                       $  35,000
Income distribution
payable                          158,109
TOTAL LIABILITIES                                 193,109
Net assets for 57,846,640
shares outstanding                           $ 57,846,640
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$36,327,941 / 36,327,941

shares outstanding                                  $1.00

INSTITUTIONAL SERVICE

SHARES:
$21,518,699 / 21,518,699

shares outstanding                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                          $ 1,245,301

EXPENSES:

Investment advisory fee                          $  189,964
Administrative personnel
and services fee                                     76,863
Custodian fees                                        2,848
Transfer and dividend
disbursing agent fees and
expenses                                             23,423
Directors'/Trustees' fees                               739
Auditing fees                                         5,666
Legal fees                                            7,994
Portfolio accounting fees                            26,543
Shareholder services fee-
Institutional Shares                                 54,966
Shareholder services fee-
Institutional Service
Shares                                               40,016
Share registration costs                             13,095
Printing and postage                                 10,998
Insurance premiums                                    3,843
Miscellaneous                                         6,511
TOTAL EXPENSES                                      463,469
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (189,964)
Waiver of shareholder
services fee-Institutional
Shares                             (54,966)
Reimbursement of other
operating expenses                 (43,877)
TOTAL WAIVERS AND
REIMBURSEMENTS                                     (288,807)
Net expenses                                                          174,662
Net investment income                                             $ 1,070,639


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                              SIX MONTHS
                              ENDED                 YEAR
                              (unaudited)           ENDED
                              APRIL 30,             OCTOBER 31,
                              1999                  1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    1,070,639       $    1,768,764
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                  (644,195)            (895,346)
Institutional Service
Shares                                (426,444)            (873,418)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (1,070,639)          (1,768,764)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             102,644,300          236,176,586
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 498,216              704,085
Cost of shares redeemed           (117,081,383)        (212,767,088)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (13,938,867)          24,113,583
Change in net assets               (13,938,867)          24,113,583
NET ASSETS:

Beginning of period                 71,785,507           47,671,924
End of period                   $   57,846,640       $   71,785,507


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                           SIX  MONTHS

                                           ENDED

                                           (unaudited)

                                           APRIL 30,         YEAR ENDED OCTOBER 31,
                                           1999       1998       1997       1996 1

NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00    $  1.00    $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.01       0.03       0.03       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.01)     (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF PERIOD             $  1.00    $  1.00    $  1.00    $  1.00
TOTAL RETURN 2                                1.47%      3.42%      3.47%      1.59  %

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.35%  3   0.35%      0.35%      0.10%  3
Net investment income                         2.93%  3   3.35%      3.40%      3.57%  3
Expenses 4                                    1.21%  3   1.33%      1.46%      1.72%  3
Net investment income 4                       2.07%  3   2.37%      2.29%      1.95%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $36,328    $39,193    $23,048    $17,824


1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                           SIX  MONTHS

                                           ENDED

                                           (unaudited)

                                           APRIL 30,        YEAR ENDED OCTOBER 31,
                                           1999       1998       1997       1996 1

NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00    $  1.00    $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.01       0.03       0.03       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.01)     (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF PERIOD             $  1.00    $  1.00    $  1.00    $  1.00
TOTAL RETURN 2                                1.34%      3.17%      3.21%      1.48%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.60%  3   0.60%      0.60%      0.39%  3
Net investment income                         2.66%  3   3.09%      3.13%      3.26%  3
Expenses 4                                    1.21%  3   1.33%      1.46%      1.72%  3
Net investment income 4                       2.05%  3   2.36%      2.27%      1.93%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $21,519    $32,593    $24,624    $29,824


1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $57,846,640.

Transactions in shares were as follows:



                              SIX MONTHS      YEAR
                              ENDED           ENDED
                              APRIL 30,       OCTOBER 31,
                              1999            1998

INSTITUTIONAL SHARES:
Shares sold                    62,019,395      141,723,370
Shares issued to
shareholders in payment of
distributions declared            178,093           31,344
Shares redeemed               (65,062,099)    (125,610,011)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (2,864,611)      16,144,703


                              SIX MONTHS      YEAR
                              ENDED           ENDED
                              APRIL 30,       OCTOBER 31,
                              1999            1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                    40,624,905       94,453,216
Shares issued to
shareholders in payment of
distributions declared            320,123          672,741
Shares redeemed               (52,019,284)     (87,157,077)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS            (11,074,256)       7,968,880
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            (13,938,867)      24,113,583


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $40,647,500 and $59,025,000, respectively.

ORGANIZATIONAL EXPENSES

Organizational expenses of $24,645 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30,1999, 78% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.7% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Tennessee Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Tennessee Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229634

Cusip 314229642

G01865-02 (6/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Virginia Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Institutional Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and Virginia personal income tax 1-through a portfolio concentrated in high-quality, short-term Virginia municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for both Institutional Service Shares and Institutional Shares. The fund's net assets totaled $269.4 million at the end of the reporting period.

Thank you for relying on Virginia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were absent in spite of impressive performance from the economy and historically low unemployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly concerned the Federal Reserve Board (the "Fed"). Over the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (federal funds target rate). However, April's Consumer Price Index ("CPI") 1 rate was much larger than expected and in May, shortly after the close of the reporting period, the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as an imbalance between supply and demand occurred. Yields declined in January, as strong cash inflows from bond maturities and coupon reinvestment occurred. The market continued to be strong in February and March as yields trended at 3.00% or below, before rising to 4.00% in April because of traditional tax payment season pressures. Over the six month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long- term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade.

1 The CPI is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was 37 days, reflecting a lack of supply and strong cash inflows. Over the reporting period, the fund's average maturity ranged from 40 to 55 days and ended the reporting period at 38 days, a neutral stance. A shorter average maturity left the fund well positioned to take advantage of increased rates that could have occurred. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

The 7-day net yields for the fund's Institutional Shares, and Institutional Service Shares were 3.10% 2 and 2.95%,2 respectively, on April 30, 1999. These yields were higher relative to the beginning of the reporting period with most of the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yields are the equivalent of 5.45% for Institutional Shares and 5.18% for Institutional Service Shares for investors in the highest federal and state effective tax brackets.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

Although the Fed has adopted a tightening bias, it is not likely to raise interest rates or take preemptive action until price or wage pressures materialize. Accordingly, we plan to maintain a neutral average maturity range for the fund over the near-term until further inflationary data becomes available. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. In the summer months, we will likely extend the maturity as new issuance and rollover of municipal notes occurs during this period. As always, we will continue to watch, with great interest, market developments in order to best serve our municipal clients.

2 Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                          VALUE

                 SHORT-TERM MUNICIPALS-
99.5% 1
                 VIRGINIA-97.4%
  $  2,200,000   Amelia County, VA IDA,

                 (Series 1991) Weekly VRDNs
                 (Chambers Waste
                 System)/(Morgan Guaranty

                 Trust Co., New York LOC)        $   2,200,000
    15,500,000   Campbell County, VA IDA,
                 Solid Waste Disposal
                 Facilities Revenue ACES
                 Weekly VRDNs (Georgia-
                 Pacific Corp.)/(SunTrust

                 Bank, Atlanta LOC)                 15,500,000
     7,675,000   Carroll County, VA IDA,
                 IDRB (Series 1995) Weekly
                 VRDNs (Kentucky Derby
                 Hosiery Co., Inc.
                 Project)/(Bank One,

                 Kentucky LOC)                       7,675,000
     1,540,000   Charlottesville, VA IDA,
                 IDR Refunding Bonds, 3.05%
                 TOBs (Safeway,
                 Inc.)/(Bankers Trust Co.,
                 New York LOC), Mandatory

                 Tender 6/1/1999                     1,540,000
     2,900,000   Chesapeake, VA IDA,
                 (Series 1986) Weekly VRDNs
                 (Volvo AB)/(UBS AG LOC)             2,900,000

     5,995,000   Chesapeake, VA IDA, Trust
                 Receipts (Series 1998
                 FR/RI-C10) Weekly VRDNs
                 (Sumitomo Machinery Corp.
                 of America Corp.)/(Bank of
                 America NT and SA, San

                 Francisco SWP)                      5,995,000
     2,000,000   Chesterfield County, VA
                 IDA, (Series 1998) Weekly
                 VRDNs (Lumberg,
                 Inc.)/(Nationsbank, N.A.,

                 Charlotte LOC)                      2,000,000
     5,100,000   Chesterfield County, VA
                 IDA, 3.10% CP (Virginia
                 Electric Power Co.),

                 Mandatory Tender 8/13/1999          5,100,000
     5,800,000   Danville, VA IDA, (Series
                 1997) Weekly VRDNs
                 (Diebold, Inc.)/(Bank One,
                 Ohio,
                 N.A. LOC)                           5,800,000
       226,000   Dinwiddie County, VA IDA,
                 IDRB (Series 1989) Weekly
                 VRDNs (Tindall Concrete
                 VA, Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                               226,000
     5,298,975   Equity Trust III, (1996
                 Series) Weekly VRDNs
                 (Bayerische Hypotheken-und

                 Vereinsbank AG LOC)                 5,298,975
       945,000   Fairfax County, VA IDA,
                 1998 Trust Receipts FR/RI-
                 A35 Weekly VRDNs (Fairfax
                 Hospital System)/(National
                 Westminster Bank, PLC,
                 London LIQ)/(United States

                 Treasury PRF)                         945,000
     5,000,000   Fairfax County, VA Water
                 Authority, 7.25%, Bonds
                 (United States Treasury

                 PRF), 1/1/2000 (@102)               5,231,842
    10,700,000   Falls Church, VA IDA,
                 (Series 1985), 3.60% TOBs
                 (Kaiser Permanente Medical
                 Center), Optional Tender

                 5/1/1999                           10,700,000
       580,000   Fauquier County, VA IDA,
                 Refunding Revenue Bonds
                 Weekly VRDNs (Warrenton
                 Development
                 Co.)/(Nationsbank, N.A.,

                 Charlotte LOC)                        580,000
     7,113,000   Fluvanna County, VA IDA,
                 (Series 1986) Weekly VRDNs
                 (Thomasville Furniture

                 Industries)/(UBS AG LOC)            7,113,000
     6,170,000   Frederick County, VA IDA,
                 (Series 1997) Weekly VRDNs
                 (Jouan, Inc.)/(Wachovia
                 Bank of NC, N.A., Winston-

                 Salem LOC)                          6,170,000
     1,875,000   Halifax County, VA IDA,
                 (Series 1998) Weekly VRDNs
                 (Annin & Co., Inc.)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                           1,875,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 VIRGINIA-CONTINUED
 $   7,500,000   Halifax, VA IDA, MMMs, PCR,

                 2.90% CP (Virginia
                 Electric Power Co.),

                 Mandatory Tender 5/4/1999       $    7,500,000
    11,500,000   Halifax, VA IDA, MMMs, PCR,
                 3.15% CP (Virginia
                 Electric Power Co.),

                 Mandatory Tender 6/23/1999          11,500,000
     3,000,000   Halifax, VA IDA, MMMs, PCR,

                 3.15% CP (Virginia
                 Electric Power Co.),

                 Mandatory Tender 8/13/1999           3,000,000
     1,500,000   Hampton, VA Redevelopment
                 & Housing Authority,
                 (Series 1998) Weekly VRDNs
                 (Township
                 Apartments)/(Amsouth Bank

                 N.A., Birmingham LOC)                1,500,000
     1,600,000   Hanover County, VA IDA
                 Weekly VRDNs (Fiber-Lam,
                 Inc.
                 Project)/(Nationsbank,

                 N.A., Charlotte LOC)                 1,600,000
     1,110,000   Henry County, VA Public
                 Service Authority, Water
                 and Sewer Revenue
                 Refunding Bonds, 5.50%

                 (FGIC INS), 11/15/1999               1,124,713
     6,500,000   Loudoun County, VA,
                 (Series 1998), 3.25% TOBs
                 (Signature Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender

                 6/1/1999                             6,500,000

     2,905,000   Mecklenburg County, VA
                 IDA, IDRB Weekly VRDNs
                 (Harden Manufacturing
                 Corp.)/(Columbus Bank and

                 Trust Co., GA LOC)                   2,905,000
     2,725,000   Mecklenburg County, VA
                 IDA, IDRB Weekly VRDNs
                 (Smith Land Holdings,
                 L.L.C.)/(Columbus Bank and

                 Trust Co., GA LOC)                   2,725,000
     3,045,000   Metropolitan Washington,
                 DC Airports Authority,
                 (Series B), 5.25% Bonds,

                 10/1/1999                            3,072,489
     3,500,000   Metropolitan Washington,
                 DC Airports Authority,
                 3.25% CP (Nationsbank,
                 N.A., Charlotte LOC),

                 Mandatory Tender 6/18/1999           3,500,000
     7,500,000   Metropolitan Washington,
                 DC Airports Authority,
                 3.35% CP (Nationsbank,
                 N.A., Charlotte LOC),

                 Mandatory Tender 7/23/1999           7,500,000
     2,600,000   Newport News, VA EDA,
                 (Series 1998) Weekly VRDNs
                 (Jefferson Point
                 Development)/(Credit

                 Suisse First Boston LOC)             2,600,000
     4,095,000   Newport News, VA IDA,
                 (Series 1997) Weekly VRDNs
                 (Iceland Seafood
                 Corp.)/(Crestar Bank of

                 Virginia, Richmond LOC)              4,095,000
     4,000,000   Norfolk, VA, (Series A),
                 5.10% Bonds, 2/1/2000                4,055,887
     9,900,000   Portsmouth, VA, 3.78%
                 BANs, 8/15/1999                      9,900,998
     1,145,000   Pulaski County, VA IDA,
                 (Series 1995) Weekly VRDNs
                 (Balogh Real Estate Ltd.
                 Partnership Mar-Bal Inc.
                 Project)/(Bank One, Ohio,

                 N.A. LOC)                            1,145,000

       895,000   Richmond, VA IDA, (Series
                 1997) Weekly VRDNs (PM
                 Beef)/(U.S. Bank, NA,

                 Minneapolis LOC)                       895,000
    10,500,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-1) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Credit Suisse First

                 Boston LOC)                         10,500,000
     6,000,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-2) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Bayerische
                 Landesbank Girozentrale

                 LOC)                                 6,000,000

     1,500,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-3) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Bayerische
                 Landesbank Girozentrale

                 LOC)                                 1,500,000

PRINCIPAL

AMOUNT                                          VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 VIRGINIA-CONTINUED

 $   3,160,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-5) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Bayerische
                 Landesbank Girozentrale
                 LOC)                           $    3,160,000
     3,555,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-6) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Bayerische
                 Landesbank Girozentrale

                 LOC)                                3,555,000

     7,000,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-9) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Bayerische
                 Landesbank Girozentrale

                 LOC)                                7,000,000

     7,000,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series B-10) Weekly VRDNs
                 (Richmond, VA Red Tobacco
                 Row)/(Bayerische
                 Landesbank Girozentrale

                 LOC)                                7,000,000

     5,795,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 Multi-Family Refunding
                 Revenue Bonds (Series
                 1997) Weekly VRDNs
                 (Newport Manor)/(Columbus

                 Bank and Trust Co., GA LOC)         5,795,000
     2,610,000   South Hill, VA IDA, (Series

                 1997) Weekly VRDNs
                 (International Veneer Co.,
                 Inc.)/(Bank One, Indiana,

                 N.A. LOC)                           2,610,000

     2,500,000   Staunton, VA IDA, (Series 1997) Weekly VRDNs (Diebold,
                 Inc.)/(Bank One,

                 Ohio, N.A. LOC)                     2,500,000
     2,100,000   Tazewell County, VA IDA,
                 (Series 1993) Weekly VRDNs
                 (Seville Properties
                 Bluefield)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                             2,100,000

     9,150,000   Virginia Peninsula Port
                 Authority, Facility
                 Revenue Refunding Bonds
                 (Series 1992), 3.00% CP
                 (CSX Corp.)/(Bank of Nova
                 Scotia, Toronto LOC),

                 Mandatory Tender 5/6/1999           9,150,000
     9,920,000   Virginia Port Authority,
                 MERLOTS (Series 1997M)
                 Weekly VRDNs (MBIA
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)            9,920,000
     4,480,000   Virginia Small Business
                 Financing Authority Weekly
                 VRDNs (Moses Lake
                 Industries)/(KeyBank, N.A.

                 LOC)                                4,480,000

    13,500,000   Virginia State Housing Development Authority, (Series 1999)
                 FR/RI-A2 Weekly VRDNs (MBIA INS)/(Commerzbank AG,

                 Frankfurt LIQ)                     13,500,000
     2,620,000   Virginia State Public
                 School Authority, (Series
                 B), 5.70% Bonds, 1/1/2000           2,665,629

     1,000,000   Virginia State Public
                 School Authority, 5.75%

                 Bonds, 1/1/2000                     1,016,989
     1,507,000   Williamsburg, VA IDA,
                 (Series 1988) Weekly VRDNs
                 (Colonial Williamsburg
                 Foundation
                 Museum)/(Nationsbank,

                 N.A., Charlotte LOC)                1,507,000
     1,575,000   Winchester, VA IDA,
                 (Series 1995) Weekly VRDNs
                 (Midwesco Filter
                 Resources, Inc.
                 Project)/(Harris Trust &

                 Savings Bank, Chicago LOC)           1,575,000
     5,000,000   York County, VA IDA,
                 (Series 1985), 3.15% CP
                 (Virginia Electric Power
                 Co.), Mandatory Tender

                 8/13/1999                            5,000,000
                 TOTAL                              262,503,522

                 PUERTO RICO-2.1%
     2,000,000   Puerto Rico Industrial,

                 Medical & Environmental PCA, (1983 Series A), 2.90% TOBs (Merck
                 & Co., Inc.),

                 Optional Tender 12/1/1999            2,000,000

PRINCIPAL

AMOUNT                                          VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 PUERTO RICO-CONTINUED
 $   3,500,000   Puerto Rico Industrial,

                 Medical & Environmental PCA, (Series 1983A), 3.60% TOBs
                 (Reynolds Metals Co.)/(ABN AMRO Bank N.V., Amsterdam LOC),
                 Optional

                 Tender 9/1/1999                 $    3,500,000
                 TOTAL                                5,500,000
                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 2                $ 268,003,522


 Securites that are subject to Alternative Minimum Tax represent 71.8% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At April 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
100.00%      0.00%


2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($269,403,826) at April 30, 1999.

The following acronyms are used throughout this portfolio:



ACES -Adjustable Convertible
      Extendable Securities

BANs -Bond Anticipation Notes
CP -Commercial Paper
EDA -Economic Development

     Authority
FGIC -Financial Guaranty

      Insurance Company
IDA -Industrial Development

     Authority
IDR -Industrial Development

     Revenue
IDRB -Industrial Development

      Revenue Bond
INS -Insured

LIQ -Liquidity Agreement
LOC -Letter of Credit
MBIA -Municipal Bond Investors

      Assurance
MERLOTS -Municipal Exempt Receipts

        - Liquidity Optional
          Tender Series

MMMs -Money Market Municipals
PCA -Pollution Control

     Authority
PCR -Pollution Control Revenue
PLC -Public Limited Company
PRF -Prerefunded
SA -Support Agreement
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand
Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 268,003,522
Cash                                                364,646
Income receivable                                 1,683,367
TOTAL ASSETS                                    270,051,535
LIABILITIES:

Income distribution

payable                         $ 636,179
Accrued expenses                   11,530
TOTAL LIABILITIES                                   647,709
Net assets for 269,403,826
shares outstanding                            $ 269,403,826
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$32,880,666 / 32,880,666

shares outstanding                                    $1.00

INSTITUTIONAL SERVICE

SHARES:
$236,523,160 / 236,523,160

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                           $ 4,718,986
EXPENSES:

Investment advisory fee                          $   579,513
Administrative personnel
and services fee                                     112,099
Custodian fees                                         5,209
Transfer and dividend
disbursing agent fees and
expenses                                              72,916
Directors'/Trustees' fees                              1,233
Auditing fees                                          6,356
Legal fees                                             7,260
Portfolio accounting fees                             42,142
Shareholder services fee-
Institutional Shares                                  39,248
Shareholder services fee-
Institutional Service
Shares                                               322,947
Share registration costs                              16,266
Printing and postage                                   8,817
Insurance premiums                                    12,541
Miscellaneous                                          7,008
TOTAL EXPENSES                                     1,233,555
WAIVERS:
Waiver of investment
advisory fee                    $  (155,082)
Waiver of shareholder
services fee-Institutional
Shares                             (39,248)
Waiver of shareholder
services fee-Institutional
Service Shares                    (129,179)
TOTAL WAIVERS                                       (323,509)
Net expenses                                                           910,046
Net investment income                                              $ 3,808,940


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                              SIX MONTHS
                              ENDED                YEAR
                              (unaudited)          ENDED
                              APRIL 30,            OCTOBER 31,
                              1999                 1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    3,808,940       $      7,956,244
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                  (433,007)            (1,199,300)
Institutional Service
Shares                              (3,375,933)            (6,756,944)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (3,808,940)            (7,956,244)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             621,982,247          1,342,458,938
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,447,368              5,993,310
Cost of shares redeemed           (626,732,845)        (1,299,965,431)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (2,303,230)            48,486,817
Change in net assets                (2,303,230)            48,486,817
NET ASSETS:

Beginning of period                271,707,056            223,220,239
End of period                   $  269,403,826       $    271,707,056


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                           SIX  MONTHS

                                           ENDED

                                           (unaudited)

                                           APRIL 30,                            YEAR ENDED OCTOBER 31,
                                           1999              1998       1997       1996       1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.01              0.03       0.03       0.03       0.04       0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.01)            (0.03)     (0.03)     (0.03)     (0.04)     (0.03)
NET ASSET VALUE, END OF PERIOD             $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
TOTAL RETURN 1                                1.38%             3.26%      3.31%      3.24%      3.56%      2.57%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.49%  2          0.49%      0.49%      0.49%      0.49%      0.33%
Net investment income                         2.76%  2          3.23%      3.26%      3.19%      3.50%      2.56%
Expenses 3                                    0.85%  2          0.85%      0.85%      0.89%      0.91%      0.70%
Net investment income 3                       2.40%  2          2.87%      2.90%      2.79%      3.08%      2.19%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $32,881           $24,559    $24,382    $26,302    $22,642    $20,360


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                           SIX  MONTHS

                                           ENDED

                                           (unaudited)

                                           APRIL 30,                           YEAR ENDED OCTOBER 31,
                                           1999              1998       1997       1996       1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.01              0.03       0.03       0.03       0.03       0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.01)            (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
NET ASSET VALUE, END OF PERIOD             $  1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
TOTAL RETURN 1                                1.31%             3.11%      3.17%      3.14%      3.46%      2.44%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.64%  2          0.64%      0.63%      0.59%      0.59%     0.40%
Net investment income                         2.61%  2          3.06%      3.12%      3.10%      3.38%     2.42%
Expenses 3                                    0.85%  2          0.85%      0.86%      0.89%      0.91%     0.77%
Net investment income 3                       2.40%  2          2.85%      2.89%      2.80%      3.06%     2.05%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $236,523           $247,149   $198,838  $177,575    $127,083   $100,084


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $269,403,826.

Transactions in shares were as follows:



                              SIX  MONTHS      YEAR
                              ENDED            ENDED
                              APRIL 30,        OCTOBER  31,
                              1999             1998

INSTITUTIONAL SHARES:
Shares sold                   50,536,741       140,689,593
Shares issued to
shareholders in payment of
distributions declared            25,648           292,839
Shares redeemed              (42,240,228)     (140,806,137)

NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   8,322,161           176,295


                              SIX  MONTHS      YEAR
                              ENDED            ENDED
                              APRIL 30,        OCTOBER  31,
                              1999             1998

INSTITUTIONAL SERVICE

SHARES:

Shares sold                   571,445,506      1,201,769,345
Shares issued to
shareholders in payment of
distributions declared          2,421,720          5,700,471
Shares redeemed              (584,492,617)    (1,159,159,294)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS            (10,625,391)        48,310,522
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (2,303,230)        48,486,817


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $285,925,000 and $247,035,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 70.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.9% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Virginia Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Virginia Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229816

Cusip 314229824

G00133-01 (6/99)

 [Graphic]